--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Performance Charts..........................................       1

Management's Discussion and Analysis........................       3

Schedules of Investments
  VA Small Value Portfolio..................................       7
  VA Large Value Portfolio..................................      20
  VA International Value Portfolio..........................      22
  VA International Small Portfolio..........................      28

Statements of Net Assets
  VA Short-Term Fixed Portfolio.............................      37
  VA Global Bond Portfolio..................................      38

Statements of Assets and Liabilities
  VA Small Value Portfolio..................................      40
  VA Large Value Portfolio..................................      40
  VA International Value Portfolio..........................      41
  VA International Small Portfolio..........................      41

Statements of Operations....................................      42

Statements of Changes in Net Assets.........................      44

Financial Highlights........................................      47

Notes to Financial Statements...............................      50

Report of Independent Certified Public Accountants..........      55

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
VA SMALL VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
OCTOBER 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         VA SMALL VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                          $10,000                   $10,000
Oct. 95                    $9,490                    $9,601
Nov. 95                    $9,696                    $9,982
Dec. 95                    $9,853                   $10,292
Jan. 96                    $9,773                   $10,360
Feb. 96                    $9,994                   $10,522
Mar. 96                   $10,335                   $10,743
Apr. 96                   $10,826                   $11,036
May 96                    $11,306                   $11,316
Jun. 96                   $11,046                   $11,182
Jul. 96                   $10,355                   $10,587
Aug. 96                   $10,766                   $11,047
Sep. 96                   $11,096                   $11,348
Oct. 96                   $11,196                   $11,480
Nov. 96                   $11,777                   $12,098
Dec. 96                   $12,026                   $12,491
Jan. 97                   $12,289                   $12,683
Feb. 97                   $12,310                   $12,804
Mar. 97                   $11,985                   $12,460
Apr. 97                   $11,965                   $12,644
May 97                    $13,152                   $13,650
Jun. 97                   $13,953                   $14,341
Jul. 97                   $14,775                   $14,943
Aug. 97                   $15,261                   $15,181
Sep. 97                   $16,498                   $16,190
Oct. 97                   $15,870                   $15,750
Nov. 97                   $15,667                   $15,923
Dec. 97                   $15,688                   $16,463
Jan. 98                   $15,568                   $16,165
Feb. 98                   $16,749                   $17,143
Mar. 98                   $17,372                   $17,839
Apr. 98                   $17,767                   $17,926
May 98                    $17,045                   $17,292
Jun. 98                   $16,674                   $17,193
Jul. 98                   $15,415                   $15,847
Aug. 98                   $12,646                   $13,365
Sep. 98                   $13,051                   $14,120
Oct. 98                   $13,576                   $14,540
Nov. 98                   $14,341                   $14,934
Dec. 98                   $14,650                   $15,403
Jan. 99                   $14,818                   $15,053
Feb. 99                   $13,593                   $14,025
Mar. 99                   $13,280                   $13,910
Apr. 99                   $14,686                   $15,180
May 99                    $15,384                   $15,646
Jun. 99                   $16,286                   $16,212
Jul. 99                   $16,141                   $15,828
Aug. 99                   $15,708                   $15,249
Sep. 99                   $15,323                   $14,944
Oct. 99                   $14,651                   $14,645
Nov. 99                   $15,360                   $14,721
Dec. 99                   $16,094                   $15,173
Jan. 00                   $15,841                   $14,777
Feb. 00                   $16,570                   $15,680
Mar. 00                   $17,090                   $15,754
Apr. 00                   $16,733                   $15,847
May 00                    $16,182                   $15,604
Jun. 00                   $16,466                   $16,060
Jul. 00                   $16,704                   $16,594
Aug. 00                   $17,672                   $17,336
Sep. 00                   $17,403                   $17,237
Oct. 00                   $17,031                   $17,175
Nov. 00                   $16,377                   $16,825
Dec. 00                   $17,700                   $18,632
Jan. 01                   $19,549                   $19,146
Feb. 01                   $19,352                   $19,119
Mar. 01                   $18,849                   $18,814
Apr. 01                   $19,944                   $19,685
May 01                    $21,147                   $20,191
Jun. 01                   $21,901                   $21,002
Jul. 01                   $21,704                   $20,532
Aug. 01                   $21,381                   $20,460
Sep. 01                   $18,364                   $18,201
Oct. 01                   $19,064                   $18,676
Nov. 01                   $20,555                   $20,019

    ANNUALIZED                  ONE         FIVE            FROM
    TOTAL RETURN (%)           YEAR        YEARS        OCTOBER 1995
    ----------------------------------------------------------------
                               25.51       11.78           12.39

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $500 MILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.1 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay or fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA LARGE VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
FEBRUARY 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         VA LARGE VALUE PORTFOLIO  RUSSELL 1000 VALUE INDEX
                          $10,000                   $10,000
Feb. 95                   $10,313                   $10,395
Mar. 95                   $10,667                   $10,623
Apr. 95                   $10,990                   $10,958
May 95                    $11,243                   $11,420
Jun. 95                   $11,314                   $11,575
Jul. 95                   $11,870                   $11,978
Aug. 95                   $11,799                   $12,147
Sep. 95                   $12,022                   $12,586
Oct. 95                   $11,607                   $12,462
Nov. 95                   $12,175                   $13,094
Dec. 95                   $12,266                   $13,422
Jan. 96                   $12,568                   $13,841
Feb. 96                   $12,687                   $13,946
Mar. 96                   $13,154                   $14,183
Apr. 96                   $13,349                   $14,237
May 96                    $13,586                   $14,415
Jun. 96                   $13,191                   $14,427
Jul. 96                   $12,626                   $13,881
Aug. 96                   $13,092                   $14,278
Sep. 96                   $13,322                   $14,847
Oct. 96                   $13,746                   $15,421
Nov. 96                   $14,662                   $16,539
Dec. 96                   $14,531                   $16,328
Jan. 97                   $15,030                   $17,119
Feb. 97                   $15,359                   $17,371
Mar. 97                   $14,659                   $16,746
Apr. 97                   $15,113                   $17,449
May 97                    $16,272                   $18,424
Jun. 97                   $16,715                   $19,215
Jul. 97                   $18,405                   $20,660
Aug. 97                   $18,085                   $19,924
Sep. 97                   $19,025                   $21,128
Oct. 97                   $18,154                   $20,538
Nov. 97                   $18,430                   $21,446
Dec. 97                   $18,776                   $22,072
Jan. 98                   $18,874                   $21,761
Feb. 98                   $20,436                   $23,226
Mar. 98                   $21,550                   $24,647
Apr. 98                   $21,673                   $24,812
May 98                    $21,500                   $24,445
Jun. 98                   $21,433                   $24,758
Jul. 98                   $20,666                   $24,322
Aug. 98                   $17,208                   $20,703
Sep. 98                   $18,038                   $21,891
Oct. 98                   $19,493                   $23,588
Nov. 98                   $20,538                   $24,687
Dec. 98                   $20,793                   $25,526
Jan. 99                   $21,034                   $25,731
Feb. 99                   $20,485                   $25,368
Mar. 99                   $21,114                   $25,893
Apr. 99                   $23,375                   $28,311
May 99                    $23,415                   $28,000
Jun. 99                   $23,869                   $28,812
Jul. 99                   $22,946                   $27,968
Aug. 99                   $22,237                   $26,930
Sep. 99                   $21,031                   $25,990
Oct. 99                   $21,807                   $27,487
Nov. 99                   $21,406                   $27,273
Dec. 99                   $21,781                   $27,404
Jan. 00                   $20,328                   $26,510
Feb. 00                   $18,442                   $24,541
Mar. 00                   $20,979                   $27,535
Apr. 00                   $21,447                   $27,215
May 00                    $21,481                   $27,501
Jun. 00                   $19,746                   $26,244
Jul. 00                   $20,747                   $26,572
Aug. 00                   $21,865                   $28,050
Sep. 00                   $21,581                   $28,308
Oct. 00                   $22,465                   $29,004
Nov. 00                   $21,731                   $27,928
Dec. 00                   $23,726                   $29,327
Jan. 01                   $24,938                   $29,439
Feb. 01                   $24,774                   $28,620
Mar. 01                   $24,020                   $27,610
Apr. 01                   $25,397                   $28,963
May 01                    $26,039                   $29,615
Jun. 01                   $25,636                   $28,957
Jul. 01                   $25,341                   $28,896
Aug. 01                   $24,038                   $27,738
Sep. 01                   $21,449                   $25,785
Oct. 01                   $21,248                   $25,563
Nov. 01                   $23,285                   $27,048

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        FEBRUARY 1995
    --------------------------------------------------------------------
                                 7.15          9.69           13.17

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $17 BILLION AND AVERAGE WEIGHTED BOOK-TO MARKET RATIOS OF 1.0 OF PUBLICITY TRADED COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay or fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
OCTOBER 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         VA INTERNATIONAL VALUE PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                                  $10,000                          $10,000
Oct. 95                            $9,800                           $9,731
Nov. 95                           $10,030                          $10,002
Dec. 95                           $10,555                          $10,405
Jan. 96                           $10,615                          $10,447
Feb. 96                           $10,625                          $10,483
Mar. 96                           $10,825                          $10,706
Apr. 96                           $11,247                          $11,018
May 96                            $11,187                          $10,815
Jun. 96                           $11,197                          $10,875
Jul. 96                           $10,857                          $10,558
Aug. 96                           $10,916                          $10,581
Sep. 96                           $11,096                          $10,863
Oct. 96                           $10,927                          $10,752
Nov. 96                           $11,427                          $11,180
Dec. 96                           $11,306                          $11,035
Jan. 97                           $10,859                          $10,649
Feb. 97                           $10,981                          $10,824
Mar. 97                           $11,041                          $10,863
Apr. 97                           $10,940                          $10,920
May 97                            $11,782                          $11,631
Jun. 97                           $12,350                          $12,272
Jul. 97                           $12,492                          $12,471
Aug. 97                           $11,680                          $11,539
Sep. 97                           $12,178                          $12,186
Oct. 97                           $11,508                          $11,250
Nov. 97                           $11,031                          $11,135
Dec. 97                           $11,054                          $11,232
Jan. 98                           $11,670                          $11,745
Feb. 98                           $12,423                          $12,499
Mar. 98                           $12,935                          $12,884
Apr. 98                           $12,966                          $12,986
May 98                            $13,007                          $12,922
Jun. 98                           $12,871                          $13,021
Jul. 98                           $12,850                          $13,152
Aug. 98                           $11,124                          $11,523
Sep. 98                           $10,528                          $11,170
Oct. 98                           $11,647                          $12,334
Nov. 98                           $12,181                          $12,965
Dec. 98                           $12,349                          $13,477
Jan. 99                           $12,237                          $13,437
Feb. 99                           $11,945                          $13,117
Mar. 99                           $12,719                          $13,664
Apr. 99                           $13,527                          $14,218
May 99                            $12,876                          $13,485
Jun. 99                           $13,550                          $14,011
Jul. 99                           $14,200                          $14,428
Aug. 99                           $14,290                          $14,481
Sep. 99                           $14,435                          $14,627
Oct. 99                           $14,301                          $15,168
Nov. 99                           $14,278                          $15,695
Dec. 99                           $15,068                          $17,104
Jan. 00                           $13,929                          $16,018
Feb. 00                           $13,599                          $16,449
Mar. 00                           $14,247                          $17,087
Apr. 00                           $13,893                          $16,188
May 00                            $14,137                          $15,793
Jun. 00                           $15,043                          $16,411
Jul. 00                           $14,578                          $15,723
Aug. 00                           $14,676                          $15,860
Sep. 00                           $14,248                          $15,088
Oct. 00                           $14,149                          $14,732
Nov. 00                           $14,039                          $14,179
Dec. 00                           $14,884                          $14,682
Jan. 01                           $14,938                          $14,675
Feb. 01                           $14,461                          $13,575
Mar. 01                           $13,562                          $12,669
Apr. 01                           $14,288                          $13,550
May 01                            $14,156                          $13,071
Jun. 01                           $13,839                          $12,537
Jul. 01                           $13,481                          $12,308
Aug. 01                           $13,627                          $11,997
Sep. 01                           $11,737                          $10,782
Oct. 01                           $11,975                          $11,058
Nov. 01                           $12,477                          $11,456

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        OCTOBER 1993
    -------------------------------------------------------------------
                                -11.12         1.77            3.65

- THE PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay or fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------------
VA INTERNATIONAL SMALL PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
OCTOBER 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         VA INTERNATIONAL SMALL COMPANY PORTFOLIO  SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
                                          $10,000                                          $10,000
Oct. 95                                    $9,640                                           $9,715
Nov. 95                                    $9,710                                           $9,805
Dec. 95                                   $10,110                                          $10,185
Jan. 96                                   $10,431                                          $10,364
Feb. 96                                   $10,561                                          $10,520
Mar. 96                                   $10,841                                          $10,764
Apr. 96                                   $11,601                                          $11,334
May 96                                    $11,431                                          $11,235
Jun. 96                                   $11,231                                          $11,257
Jul. 96                                   $10,641                                          $10,834
Aug. 96                                   $10,641                                          $10,915
Sep. 96                                   $10,641                                          $10,969
Oct. 96                                   $10,461                                          $10,886
Nov. 96                                   $10,481                                          $11,046
Dec. 96                                   $10,137                                          $10,845
Jan. 97                                    $9,952                                          $10,555
Feb. 97                                   $10,065                                          $10,749
Mar. 97                                    $9,839                                          $10,629
Apr. 97                                    $9,561                                          $10,471
May 97                                    $10,199                                          $11,132
Jun. 97                                   $10,374                                          $11,395
Jul. 97                                    $9,942                                          $11,173
Aug. 97                                    $9,469                                          $10,672
Sep. 97                                    $9,293                                          $10,811
Oct. 97                                    $8,872                                          $10,388
Nov. 97                                    $8,223                                           $9,973
Dec. 97                                    $7,782                                           $9,730
Jan. 98                                    $8,278                                          $10,185
Feb. 98                                    $9,143                                          $10,940
Mar. 98                                    $9,259                                          $11,454
Apr. 98                                    $9,122                                          $11,546
May 98                                     $9,090                                          $11,812
Jun. 98                                    $8,795                                          $11,479
Jul. 98                                    $8,605                                          $11,452
Aug. 98                                    $7,603                                          $10,110
Sep. 98                                    $7,329                                           $9,804
Oct. 98                                    $7,835                                          $10,504
Nov. 98                                    $8,204                                          $10,850
Dec. 98                                    $8,184                                          $11,105
Jan. 99                                    $8,093                                          $11,061
Feb. 99                                    $7,989                                          $10,857
Mar. 99                                    $8,357                                          $11,246
Apr. 99                                    $9,150                                          $11,822
May 99                                     $9,092                                          $11,507
Jun. 99                                    $9,621                                          $11,896
Jul. 99                                    $9,828                                          $12,354
Aug. 99                                    $9,921                                          $12,543
Sep. 99                                    $9,851                                          $12,503
Oct. 99                                    $9,679                                          $12,399
Nov. 99                                    $9,552                                          $12,834
Dec. 99                                    $9,700                                          $13,655
Jan. 00                                    $9,557                                          $13,303
Feb. 00                                    $9,641                                          $13,778
Mar. 00                                   $10,057                                          $13,896
Apr. 00                                    $9,343                                          $13,022
May 00                                     $9,307                                          $12,802
Jun. 00                                   $10,069                                          $13,631
Jul. 00                                    $9,748                                          $13,152
Aug. 00                                   $10,033                                          $13,501
Sep. 00                                    $9,641                                          $12,830
Oct. 00                                    $9,141                                          $12,134
Nov. 00                                    $9,093                                          $11,684
Dec. 00                                    $9,345                                          $12,142
Jan. 01                                    $9,505                                          $12,251
Feb. 01                                    $9,451                                          $11,792
Mar. 01                                    $8,865                                          $10,845
Apr. 01                                    $9,598                                          $11,597
May 01                                     $9,611                                          $11,541
Jun. 01                                    $9,411                                          $11,112
Jul. 01                                    $9,132                                          $10,821
Aug. 01                                    $9,305                                          $10,813
Sep. 01                                    $8,212                                           $9,413
Oct. 01                                    $8,465                                           $9,809
Nov. 01                                    $8,532                                          $10,164

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        OCTOBER 1995
    -------------------------------------------------------------------
                                -6.17         -4.03           -2.54

- THE PORTFOLIO OBJECTIVE IS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES OUTSIDE THE U.S.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay or fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
OCTOBER 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         VA SHORT-TERM FIXED PORTFOLIO  THREE-MONTH U.S. TREASURY BILL INDEX
                               $10,000                               $10,000
Oct. 95                        $10,039                               $10,047
Nov. 95                        $10,081                               $10,092
Dec. 95                        $10,128                               $10,148
Jan. 96                        $10,173                               $10,194
Feb. 96                        $10,214                               $10,235
Mar. 96                        $10,241                               $10,273
Apr. 96                        $10,269                               $10,317
May 96                         $10,285                               $10,363
Jun. 96                        $10,342                               $10,405
Jul. 96                        $10,384                               $10,452
Aug. 96                        $10,426                               $10,499
Sep. 96                        $10,492                               $10,548
Oct. 96                        $10,566                               $10,594
Nov. 96                        $10,620                               $10,639
Dec. 96                        $10,654                               $10,686
Jan. 97                        $10,697                               $10,735
Feb. 97                        $10,739                               $10,777
Mar. 97                        $10,750                               $10,822
Apr. 97                        $10,819                               $10,874
May 97                         $10,877                               $10,930
Jun. 97                        $10,936                               $10,970
Jul. 97                        $11,018                               $11,020
Aug. 97                        $11,045                               $11,067
Sep. 97                        $11,116                               $11,118
Oct. 97                        $11,173                               $11,166
Nov. 97                        $11,201                               $11,209
Dec. 97                        $11,261                               $11,257
Jan. 98                        $11,318                               $11,310
Feb. 98                        $11,368                               $11,351
Mar. 98                        $11,419                               $11,404
Apr. 98                        $11,470                               $11,456
May 98                         $11,521                               $11,504
Jun. 98                        $11,571                               $11,552
Jul. 98                        $11,622                               $11,603
Aug. 98                        $11,671                               $11,656
Sep. 98                        $11,726                               $11,716
Oct. 98                        $11,775                               $11,761
Nov. 98                        $11,825                               $11,800
Dec. 98                        $11,881                               $11,847
Jan. 99                        $11,917                               $11,890
Feb. 99                        $11,953                               $11,925
Mar. 99                        $12,012                               $11,973
Apr. 99                        $12,049                               $12,017
May 99                         $12,083                               $12,063
Jun. 99                        $12,119                               $12,114
Jul. 99                        $12,154                               $12,164
Aug. 99                        $12,189                               $12,212
Sep. 99                        $12,260                               $12,267
Oct. 99                        $12,307                               $12,315
Nov. 99                        $12,343                               $12,364
Dec. 99                        $12,389                               $12,420
Jan. 00                        $12,426                               $12,474
Feb. 00                        $12,501                               $12,528
Mar. 00                        $12,551                               $12,594
Apr. 00                        $12,601                               $12,653
May 00                         $12,650                               $12,730
Jun. 00                        $12,749                               $12,785
Jul. 00                        $12,822                               $12,842
Aug. 00                        $12,910                               $12,909
Sep. 00                        $12,985                               $12,977
Oct. 00                        $13,059                               $13,045
Nov. 00                        $13,120                               $13,117
Dec. 00                        $13,213                               $13,189
Jan. 01                        $13,292                               $13,276
Feb. 01                        $13,346                               $13,326
Mar. 01                        $13,411                               $13,388
Apr. 01                        $13,463                               $13,446
May 01                         $13,502                               $13,499
Jun. 01                        $13,541                               $13,538
Jul. 01                        $13,620                               $13,583
Aug. 01                        $13,685                               $13,628
Sep. 01                        $13,817                               $13,686
Oct. 01                        $13,909                               $13,722
Nov. 01                        $13,909                               $13,752

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        FEBRUARY 1995
    --------------------------------------------------------------------
                                 6.02          5.54            5.50

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY USING A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay or fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
FEBRUARY 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         VA GLOBAL BOND PORTFOLIO  LEHMAN AGGREGATE INDEX
                          $10,000                 $10,000
Feb. 95                   $10,155                 $10,238
Mar. 95                   $10,339                 $10,300
Apr. 95                   $10,484                 $10,445
May 95                    $10,712                 $10,849
Jun. 95                   $10,719                 $10,928
Jul. 95                   $10,816                 $10,904
Aug. 95                   $10,853                 $11,036
Sep. 95                   $10,992                 $11,143
Oct. 95                   $11,080                 $11,288
Nov. 95                   $11,268                 $11,457
Dec. 95                   $11,314                 $11,618
Jan. 96                   $11,405                 $11,694
Feb. 96                   $11,243                 $11,491
Mar. 96                   $11,297                 $11,410
Apr. 96                   $11,351                 $11,346
May 96                    $11,416                 $11,324
Jun. 96                   $11,453                 $11,476
Jul. 96                   $11,540                 $11,506
Aug. 96                   $11,716                 $11,487
Sep. 96                   $11,935                 $11,687
Oct. 96                   $12,145                 $11,946
Nov. 96                   $12,299                 $12,151
Dec. 96                   $12,329                 $12,038
Jan. 97                   $12,425                 $12,075
Feb. 97                   $12,533                 $12,105
Mar. 97                   $12,458                 $11,971
Apr. 97                   $12,555                 $12,150
May 97                    $12,640                 $12,266
Jun. 97                   $12,825                 $12,412
Jul. 97                   $12,960                 $12,747
Aug. 97                   $12,984                 $12,638
Sep. 97                   $13,106                 $12,825
Oct. 97                   $13,156                 $13,011
Nov. 97                   $13,230                 $13,071
Dec. 97                   $13,288                 $13,203
Jan. 98                   $13,423                 $13,372
Feb. 98                   $13,519                 $13,362
Mar. 98                   $13,594                 $13,407
Apr. 98                   $13,649                 $13,477
May 98                    $13,758                 $13,605
Jun. 98                   $13,817                 $13,720
Jul. 98                   $13,900                 $13,749
Aug. 98                   $14,024                 $13,973
Sep. 98                   $14,206                 $14,300
Oct. 98                   $14,276                 $14,224
Nov. 98                   $14,346                 $14,306
Dec. 98                   $14,383                 $14,348
Jan. 99                   $14,508                 $14,450
Feb. 99                   $14,550                 $14,197
Mar. 99                   $14,648                 $14,276
Apr. 99                   $14,759                 $14,321
May 99                    $14,759                 $14,195
Jun. 99                   $14,718                 $14,150
Jul. 99                   $14,731                 $14,090
Aug. 99                   $14,772                 $14,083
Sep. 99                   $14,828                 $14,247
Oct. 99                   $14,828                 $14,299
Nov. 99                   $14,898                 $14,298
Dec. 99                   $14,962                 $14,229
Jan. 00                   $14,977                 $14,182
Feb. 00                   $15,050                 $14,354
Mar. 00                   $15,139                 $14,543
Apr. 00                   $15,198                 $14,501
May 00                    $15,242                 $14,494
Jun. 00                   $15,331                 $14,796
Jul. 00                   $15,420                 $14,930
Aug. 00                   $15,478                 $15,147
Sep. 00                   $15,582                 $15,242
Oct. 00                   $15,685                 $15,343
Nov. 00                   $15,773                 $15,594
Dec. 00                   $15,907                 $15,884
Jan. 01                   $16,018                 $16,143
Feb. 01                   $16,098                 $16,284
Mar. 01                   $16,177                 $16,365
Apr. 01                   $16,224                 $16,296
May 01                    $16,287                 $16,394
Jun. 01                   $16,303                 $16,456
Jul. 01                   $16,447                 $16,825
Aug. 01                   $16,574                 $17,019
Sep. 01                   $16,812                 $17,216
Oct. 01                   $17,034                 $17,576
Nov. 01                   $16,923                 $17,333

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR         YEARS        FEBRUARY 1995
    --------------------------------------------------------------------
                                 7.30          6.59            8.00

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. THE PORTFOLIO IS DIVERSIFIED ACROSS COUNTRIES. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED ONLY IF SUFFICIENT PREMIUMS WARRANT IT. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF INTERNATIONAL CURVES ARE INVERTED.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay or fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                             -------
Russell 3000 Value Index....................................           -1.77%
Russell 3000 Growth Index...................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                             -------
Russell 2000 Index (small companies)........................            4.82%
Russell 1000 Index (large companies)........................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                             -------
Russell 2000 Value Index (small value companies)............           18.98%
Russell 1000 Value Index (large value companies)............           -3.15%
Russell 2000 Growth Index (small growth companies)..........           -9.33%
Russell 1000 Growth Index (large growth companies)..........          -22.79%

--------------

Source: Frank Russell Co.

    Differences in returns for the U.S. equity VA Portfolios advised by Dimensional Fund Advisors Inc. (the "Advisor") over this period are primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by the Advisor generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

VA SMALL VALUE PORTFOLIO

    The VA Small Value Portfolio seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the VA Small Value Portfolio held 1,540 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the VA Small Value Portfolio's assets.

    As a result of the VA Small Value Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark-Index, 18.98% for the Russell 2000 Value Index and 20.38% for the S&P/BARRA 600 SmallCap Value Index. Total return for the VA Small Value Portfolio over this period was 25.51%.

VA LARGE VALUE PORTFOLIO

    The VA Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company value stocks, but does not attempt to closely track a specific equity index. The VA Large Value Portfolio held 204 stocks as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.0% of the VA Large Value Portfolio's assets.

    As a result of the VA Large Value Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark-Index, and -3.15% for the Russell 1000 Value Index. Total return for the U.S. VA Large Value Portfolio over this period was 7.15%.

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    International equity markets were generally weak for the period under review: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

                      TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
                      ---------------------------------------------------
                                                                   LOCAL
                                                                 CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                     RETURN            RETURN
-----------------------------                                 ---------------   ---------------
United Kingdom..............................................          -10.83%           -10.31%
Japan.......................................................          -20.84%           -28.77%
France......................................................          -20.80%           -18.53%
Germany.....................................................          -20.12%           -17.87%
Switzerland.................................................          -19.80%           -15.47%
Netherlands.................................................          -21.85%           -19.64%
Italy.......................................................          -27.51%           -25.43%
Australia...................................................            6.32%             5.17%
Spain.......................................................           -6.02%            -3.34%
Sweden......................................................          -21.72%           -26.50%

--------------

Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
INDEX                                                          TOTAL RETURNS
-----                                                          -------------
MSCI EAFE Small Cap Index (price-only)......................          -11.74%
Salomon Extended Market Index -- EPAC (small companies).....          -13.01%
MSCI EAFE Value Index (net dividends).......................          -14.83%
MSCI EAFE Index (net dividends).............................          -19.14%
MSCI EAFE Growth Index (net dividends)......................          -23.59%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

VA INTERNATIONAL VALUE PORTFOLIO

    The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The VA International Value Portfolio held 421 stocks in nineteen developed-country markets, as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the VA International Value Portfolio's assets.

    As a result of the VA International Value Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -23.59% for the MSCI EAFE Growth Index (net dividends) and -14.83% for the MSCI EAFE Value Index (net dividends). Total return for the VA International Value Portfolio over this period was -11.12%.

VA INTERNATIONAL SMALL PORTFOLIO

    The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the VA International Small Portfolio held 747 stocks in twenty-one developed-country markets, and were essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of the VA International Small Portfolio's assets.

    As a result of the VA International Small Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, international small company stocks outperformed large company stocks, although returns were negative in both cases. Total returns were -13.01% for the Salomon Smith Barney Extended Market Index -- EPAC, -19.14% for the large-company MSCI EAFE Index (net dividends) and -6.17% for the VA International Small Portfolio.

FIXED INCOME MARKET REVIEW                 TWELVE MONTHS ENDED NOVEMBER 30, 2001

    Interest rates fell during the period under review, and the shape of the yield curve changed significantly. At the beginning of the period, the curve was inverted: yields on short-term instruments were higher than long-term instruments. Short-term interest rates fell dramatically during the period as the Federal Reserve cut the target rate for federal funds ten times, reducing it from 6.50% to 2.0%. Since short-term rates fell more sharply than long-term rates, the yield curve became upwardly-sloped, with longer-term securities yielding more than short-term securities by the end of the period. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 468 basis points during the period under review, while the yield on 10-year U.S. Treasury notes fell 73 basis points.

                                                              11/30/00   11/30/01       CHANGE
                                                              --------   --------       ------
Three-month LIBOR...........................................   6.71%      2.03%             -4.68%
10-Year U.S. Treasury note yield............................   5.46%      4.73%             -0.73%

--------------

Source: THE WALL STREET JOURNAL

    There is an inverse relationship between interest rates and bond prices such that bond prices rise when interest rates fall. As a result, total return on fixed income strategies during the twelve months ended November 30, 2001 under review was principally determined by the average maturity of securities in the portfolio. Intermediate-term instruments outperformed short-term securities: for the twelve-month period ended November 30, 2001, total returns were 4.84% for three-month U.S. Treasury bills, 9.95% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 10.93% for the Lehman Intermediate Government Index.
--------------

Source: SBBI, Ibbotson & Sinquefield

    The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets changed from inverted to upwardly-sloped during the twelve months ended November 30, 2001 under review, the weighted average maturity of the fixed income portfolios advised by the Advisor generally increased.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

VA SHORT-TERM FIXED PORTFOLIO

    The VA Short-term Fixed Portfolio seeks to maximize total return from a universe of high quality fixed-income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from 146 days on November 30, 2000, to 341 days, on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 6.02% for the VA Short-term Fixed Portfolio and 4.84% for the Three-Month U.S. Treasury Bill Index. The VA Short-Term Fixed Portfolio was essentially fully invested in fixed-income securities throughout the year: cash equivalents averaged less than 0.25% of the VA Short-Term Fixed Portfolio's assets.

VA GLOBAL BOND PORTFOLIO

    The VA Global Bond Portfolio seeks to maximize total return from a universe of U.S. government securities, high quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. Eligible countries include the United States, Canada, United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from 1.36 years on November 30, 2000 to 3.42 years on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 7.30% for the VA Global Bond Portfolio and 11.15% for the Lehman Aggregate Index. The VA Global Bond Portfolio was essentially fully invested in fixed-income securities throughout the year: cash equivalents averaged less than 1.5% of the VA Global Bond Portfolio's assets.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (96.6%)
 *24/7 Media, Inc......................................      2,300     $       517
 *3TEC Energy Corp.....................................        400           5,798
 *A.C. Moore Arts & Crafts, Inc........................      1,000          28,605
 *#Aames Financial Corp................................        560             176
 AAR Corp..............................................      3,000          24,450
 ABC Bancorp...........................................      1,200          15,840
 *ABC Rail Products Corp...............................        700              91
 *Abraxas Petroleum Corp...............................      1,000           1,290
 *Acceptance Insurance Companies, Inc..................      1,500           7,845
 *Accrue Software, Inc.................................      2,000             770
 Aceto Corp............................................        660           6,184
 *Acme Communications, Inc.............................      1,600          11,400
 *Acme Metals, Inc.....................................      1,000              20
 *ADE Corp.............................................      1,000          10,025
 *Adept Technology, Inc................................      1,700           6,851
 *Advance Auto Parts Inc...............................        644          27,606
 *Advance Lighting Technologies, Inc...................      1,000           1,755
 Advanced Marketing Services, Inc......................        187           3,188
 Advanta Corp. Class A.................................      1,000           9,080
 Advanta Corp. Class B Non-Voting......................      2,000          16,080
 *Aehr Test Systems....................................      1,000           3,875
 *#AEP Industries, Inc.................................        500          11,252
 *Aerovox, Inc.........................................        400               5
 *Aether Systems, Inc..................................        800           5,972
 *Aetrium, Inc.........................................      1,200           1,602
 *Aftermarket Technology Corp..........................      1,900          35,976
 Agco Corp.............................................      6,700          93,465
 *AHL Services, Inc....................................      1,700           3,408
 *AHT Corp.............................................      1,000               4
 *Air Methods Corp.....................................        300           1,567
 Airborne, Inc.........................................      5,300          71,179
 *Airgas, Inc..........................................     10,500         158,550
 *Airnet Communications Corp...........................        200             143
 *Airnet Systems, Inc..................................        600           3,720
 AK Steel Holding Corp.................................      4,400          46,640
 *Akamai Technologies, Inc.............................      7,100          41,002
 Alamo Group, Inc......................................      1,200          15,660
 *Alaska Air Group, Inc................................      4,000         114,600
 *Alaska Communications Systems Group, Inc.............      1,700          13,736
 *Albany International Corp. Class A...................      1,500          30,360
 *Aldila, Inc..........................................      1,300           1,436
 Alexander & Baldwin, Inc..............................      2,600          62,569
 Alico, Inc............................................      1,200          36,438
 *All American Semiconductor, Inc......................        260             880
 *Allen Telecom, Inc...................................      2,800          24,780
 *Alliance Semiconductor Corp..........................      4,000          42,920
 *Allied Healthcare Products, Inc......................      1,700           5,992
 *Allied Holdings, Inc.................................      1,200           2,772
 *Allied Research Corp.................................        300           3,585
 *Allied Riser Communications..........................      3,000             435
 *Allou Health & Beauty Care, Inc. Class A.............        500           2,975
 *Allsctipts Healthcare Solutions, Inc.................      2,600           8,268
 *Alltrista Corp.......................................      1,000          15,900
                                                            SHARES           VALUE+
                                                            ------           ------

 *Alpha Technologies Group, Inc........................        520     $     2,613
 *Alphanet Solutions, Inc..............................      1,200           2,226
 #Alpharma, Inc. Class A...............................        400           9,592
 *#Alterra Healthcare Corp.............................      3,000             450
 Ambanc Holding Co., Inc...............................      1,000          21,200
 Ambassadors, Inc......................................      1,100          20,845
 *AMC Entertainment, Inc...............................      1,300          18,317
 Amcast Industrial Corp................................        700           3,500
 Amcol International Corp..............................      2,800          16,156
 *Amerco, Inc..........................................      2,500          45,012
 *America West Holdings Corp. Class B..................      3,800           9,880
 *#American Aircarriers Support, Inc...................      1,000               1
 *American Classic Voyages Co..........................      2,300              69
 *American Coin Merchandising, Inc.....................        900           7,227
 American Greetings Corp. Class A......................      5,800          75,690
 *American Healthcorp, Inc.............................        450          14,915
 *American Homestar Corp...............................      1,400               3
 *American Medical Security Group, Inc.................      1,800          18,360
 *American Pacific Corp................................        700           5,029
 *American Physicians Services Group, Inc..............        500           1,627
 *#American Retirement Corp............................      2,200           4,092
 *American Skiing Co...................................      1,400           1,190
 *American Software, Inc. Class A......................        400             770
 *Ameripath, Inc.......................................      1,200          34,566
 AmeriServe Financial, Inc.............................      1,700           7,675
 *Ameristar Casinos, Inc...............................      1,700          40,375
 Ameron, Inc...........................................        300          19,905
 AmerUs Group Co.......................................      3,000         104,370
 *#Ames Department Stores, Inc.........................      3,500             927
 Ampco-Pittsburgh Corp.................................      1,400          12,908
 *Amrep Corp...........................................        600           3,210
 *Amresco, Inc.........................................      1,120              12
 *Amtran, Inc..........................................        800           9,504
 *Amwest Insurance Group, Inc..........................      1,000              50
 *Anadigics, Inc.......................................        200           3,368
 Analogic Corp.........................................        200           7,366
 Andersons, Inc........................................      1,000           9,700
 Angelica Corp.........................................        800           8,000
 *#Anicom, Inc.........................................      2,500               0
 *AnswerThink Consulting Group, Inc....................        400           2,476
 *APA Optics, Inc......................................        800           2,192
 Apogee Enterprises, Inc...............................      2,700          41,661
 *Applica, Inc.........................................      2,200          17,490
 *Applied Extrusion Technologies, Inc..................      2,000          15,160
 *Applied Graphics Technologies, Inc...................        800             280
 Applied Industrial Technologies, Inc..................      2,000          36,620
 Applied Signal Technologies, Inc......................        900           7,951
 *Arch Capital Group, Ltd..............................      1,500          35,587
 Arch Chemicals, Inc...................................      3,500          76,300
 Arch Coal, Inc........................................      2,400          47,976
 Arctic Cat, Inc.......................................      1,800          29,997
 *Arena Pharmaceuticals, Inc...........................      1,700          18,844
 Argonaut Group, Inc...................................      2,600          45,058
 *Arguss Holdings, Inc.................................      1,000           2,980

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ariba, Inc...........................................     13,100     $    56,133
 *Arkansas Best Corp...................................      2,700          66,055
 *Arlington Hospitality, Inc...........................        400           1,038
 *#Armstrong Holdings, Inc.............................      5,400          13,284
 Arnold Industries, Inc................................      2,000          43,470
 *Arqule, Inc..........................................        500           6,417
 *Arris Group, Inc.....................................        500           4,062
 Arvinmeritor, Inc.....................................      2,600          46,930
 *Asante Technologies, Inc.............................        400             146
 *Ashworth, Inc........................................      2,500          12,487
 *Aspect Communications Corp...........................      3,600          11,520
 *Astea International, Inc.............................      1,200           1,044
 *Asyst Technologies, Inc..............................        100           1,117
 *#At Home Corp........................................      3,000             136
 *Atchison Casting Corp................................        200             410
 *Atlantic American Corp...............................      1,900           3,619
 *Atlantis Plastics, Inc...............................        200             490
 *Atlas Air, Inc.......................................      1,600          24,912
 *Atrion Corp..........................................        200           6,826
 *ATS Medical, Inc.....................................        900           3,879
 *#Audio Visual Services Corp..........................      3,600             126
 *Audiovox Corp. Class A...............................      2,000          14,500
 *Aurora Foods, Inc....................................      7,200          37,800
 *Autoimmune, Inc......................................      1,100           1,309
 *#Avado Brands, Inc...................................      2,600           1,046
 *Avalon Holding Corp. Class A.........................        262             707
 *Avatar Holdings, Inc.................................      1,000          23,595
 *Aviall, Inc..........................................      2,800          14,616
 *#Aviation Sales Co...................................      1,500             660
 *Avici System, Inc....................................        500           1,435
 *Avid Technology, Inc.................................      1,600          16,856
 *#Avteam, Inc. Class A................................      1,500               5
 *Aware, Inc...........................................        100             504
 *Axsys Technologies, Inc..............................      1,000           8,885
 AZZ, Inc..............................................        500          10,540
 Badger Meter, Inc.....................................        200           4,300
 Bairnco Corp..........................................        900           5,337
 *Baker (Michael) Corp.................................        200           2,720
 Baldwin & Lyons, Inc. Class B.........................        600          14,817
 *Baldwin Piano & Organ Co.............................        300               0
 *Baldwin Technology, Inc. Class A.....................      1,400           1,750
 *Ballantyne Omaha, Inc................................      1,500             900
 *Bancinsurance Corp...................................        525           2,441
 Bandag, Inc...........................................        800          24,800
 Bandag, Inc. Class A..................................      1,000          26,800
 *Bank Plus Corp.......................................      2,100          14,941
 *Bank United Financial Corp. Class A..................      3,200          45,056
 BankAtlantic Bancorp, Inc. Class A....................        796           6,368
 Banknorth Group, Inc..................................        227           4,927
 Banner Corp...........................................      1,573          25,231
 *Barry (R.G.) Corp....................................      1,300           6,331
 Bassett Furniture Industries, Inc.....................      2,200          32,010
 *Bay View Capital Corp................................      3,900          28,431
 *Bayou Steel Corp. Class A............................      1,900             855
 *Be Aerospace, Inc....................................      1,400          11,676
 *Beazer Homes USA, Inc................................      1,500         100,500
 *BEI Electronics, Inc.................................      1,400           9,310
 *Bel Fuse, Inc. Class A...............................        200           4,115
 *Bell Industries, Inc.................................      1,860           4,092
 *Bell Microproducts, Inc..............................      1,850          20,470
 *Benchmark Electronics, Inc...........................      1,200          22,944
 *Benton Oil & Gas Co..................................      2,100           2,898
                                                            SHARES           VALUE+
                                                            ------           ------

 Berkley (W.R.) Corp...................................      3,100     $   165,850
 *#Bethlehem Steel Corp................................     14,700           5,439
 *Beverly Enterprises..................................     12,700         115,570
 *Big 4 Ranch, Inc.....................................        300               0
 Big Lots, Inc.........................................      6,300          59,220
 *Bio Vascular, Inc....................................        500           3,865
 *Biocryst Pharmaceuticals, Inc........................      1,500           5,587
 *Bionx Implants, Inc..................................      1,300           5,297
 *Bio-Rad Laboratories, Inc. Class A...................        400          25,240
 *Birmingham Steel Corp................................      4,200           1,134
 Blair Corp............................................      1,500          28,125
 *Bluegreen Corp.......................................      2,500           5,150
 BMC Industries, Inc...................................      4,100          11,685
 *BNS Co. Class A......................................        240             562
 Bob Evans Farms, Inc..................................      4,100          90,384
 *Boca Resorts, Inc....................................      4,700          56,729
 *Bogen Communications International, Inc..............      1,000           2,890
 *Bolt Technology Corp.................................        300           1,350
 *Bombay Co., Inc......................................      5,400          13,770
 *Bon-Ton Stores, Inc..................................      1,900           5,510
 *Books-a-Million, Inc.................................      2,700           9,139
 *Boron, Lepore and Associates, Inc....................      1,100          14,734
 *Boston Communications Group, Inc.....................      2,200          22,022
 Bostonfed Bancorp, Inc................................      1,000          23,100
 *Bottomline Technologies, Inc.........................      1,000           7,235
 Bowne & Co., Inc......................................      3,600          46,692
 *Boyd Gaming Corp.....................................      6,000          31,380
 *Brass Eagle, Inc.....................................        500           2,285
 *Braun Consulting, Inc................................        400           1,662
 *Brightpoint, Inc.....................................      3,100           9,966
 *#BrightStar Information Technology Group, Inc........      1,400              91
 Brookline Bancorp, Inc................................      2,500          38,187
 *#Brooks Automation, Inc..............................        500          18,377
 *Brookstone, Inc......................................      1,500          16,687
 *Brooktrout Technology, Inc...........................      1,000           5,955
 *Brown (Tom), Inc.....................................      1,700          39,737
 Brown Shoe Company, Inc...............................      5,600          82,320
 Brush Wellman, Inc....................................      2,000          23,200
 BSB Bancorp, Inc......................................      1,000          25,345
 *BTU International, Inc...............................      1,700           5,899
 *Buckeye Technology, Inc..............................        400           3,896
 *#Budget Group, Inc...................................      4,100           3,444
 *Building Materials Holding Corp......................      1,500          16,410
 Burlington Coat Factory Warehouse Corp................      5,500          91,850
 *Butler International, Inc............................      1,000           2,025
 Butler Manufacturing Co...............................      1,000          26,270
 *BWAY Corp............................................      1,000           8,440
 *CacheFlow, Inc.......................................      2,800           5,026
 Cadmus Communications Corp............................      1,300          12,740
 Calgon Carbon Corp....................................      4,800          42,192
 *Calico Commerce, Inc.................................      1,000             140
 *California Coastal Communities, Inc..................      1,000           4,400
 California First National Bancorp.....................      1,000          11,700
 *Callon Petroleum Co..................................      1,800          10,620
 #Cal-Maine Foods, Inc.................................        800           2,980
 *Cannondale Corp......................................      1,000           2,065
 *Cantel Industries, Inc. Class B......................        221           4,624
 *Canterbury Information Technology, Inc...............      1,000             830

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Capital Crossing Bank................................      1,000     $    21,465
 *Capital Pacific Holdings, Inc........................      1,000           3,800
 *Capital Senior Living Corp...........................      3,000           6,060
 *Capital Trust, Inc...................................        200             986
 Capitol Transamerica Corp.............................        700          11,392
 *Captaris, Inc........................................        900           2,659
 Caraustar Industries, Inc.............................      2,500          16,937
 *Carbide/Graphite Group, Inc..........................      1,000              10
 *Carecentric, Inc.....................................         80              72
 *#CareMatrix Corp.....................................         83               7
 Carpenter Technology Corp.............................      3,800          97,698
 *Carreker-Antinori, Inc...............................      1,500           9,967
 *Carriage Services, Inc. Class A......................      2,100          10,038
 *Carrier Access Corp..................................        600           1,881
 *Carrington Laboratories, Inc.........................      1,000           1,040
 *Cascade Corp.........................................      1,000          10,350
 *Casella Waste Systems, Inc. Class A..................      2,200          27,764
 Cash America International, Inc.......................      2,700          24,705
 Castle (A.M.) & Co....................................      1,000          10,320
 *Castle Dental Centers, Inc...........................        600              60
 Castle Energy Corp....................................      1,000           5,920
 Casual Male Corp......................................      2,000             120
 #Catalina Lighting, Inc...............................        600             255
 Cato Corp. Class A....................................      1,700          31,475
 *Cavalier Homes, Inc..................................      3,000           7,470
 CBRL Group, Inc.......................................      7,000         180,845
 *CDI Corp.............................................        600          10,524
 *Celadon Group, Inc...................................      1,000           5,600
 *Celebrity, Inc.......................................        125              58
 *Celeritek, Inc.......................................      1,000          12,990
 *Cell Genesys, Inc....................................      2,200          50,281
 *Central Garden & Pet Co..............................      3,100          25,745
 Central Parking Corp..................................      1,600          28,080
 Century Aluminum Co...................................      2,200          27,511
 *Century Business Services, Inc.......................      3,200           5,408
 *Ceradyne, Inc........................................      1,200          13,050
 CFS Bancorp, Inc......................................      1,000          13,705
 *Champion Enterprises, Inc............................      5,500          66,385
 Champion Industries, Inc..............................      1,000           2,950
 *Champps Entertainment, Inc...........................        400           3,854
 *Channell Commercial Corp.............................        100             332
 *Charming Shoppes, Inc................................     10,200          50,949
 *Chart House Enterprises, Inc.........................      1,700           1,207
 *Chase Industries, Inc................................      1,000           9,150
 *Checkers Drive-In Restaurant, Inc....................      1,215           7,047
 *Checkpoint System, Inc...............................      4,000          42,280
 Chemed Corp...........................................      1,000          31,000
 Chesapeake Corp.......................................      2,000          57,560
 *Chesapeake Energy Corp...............................      4,880          31,232
 *Children's Comprehensive Services, Inc...............      1,500           7,095
 *#Chiquita Brands International, Inc..................      9,666           7,153
 *Chromcraft Revington, Inc............................        600           5,910
 *Chronimed, Inc.......................................      1,000           5,875
 CICOR International, Inc..............................      1,300          22,438
 *CIDCO, Inc...........................................      2,000             690
 *Ciprico, Inc.........................................      1,000           5,225
 *Circuit City Stores, Inc. (Carmax Group).............      2,600          51,870
 *Circuit Systems, Inc.................................      1,300               8
 *Citadel Holding Corp. Class A........................        240             360
 *Citation Holding Corp. Class B.......................         60              96
                                                            SHARES           VALUE+
                                                            ------           ------

 *Citizens, Inc. Class A...............................        988     $    10,710
 *City Holding Co......................................      1,600          18,616
 *Civic Bancorp........................................        486           9,499
 *CKE Restaurants, Inc.................................      7,600          64,448
 *Clare, Inc...........................................      1,000           2,220
 *Clarent Corp.........................................      1,000           5,345
 *Clarus Corp..........................................      1,000           3,955
 *Classic Communications, Inc. Class A.................      1,200             162
 *Classic Vacation Group, Inc..........................      1,100             132
 *Clean Harbors, Inc...................................        800           2,664
 Cleveland Cliffs, Inc.................................      1,100          18,601
 CNA Surety Corp.......................................        500           7,380
 *CNET Networks, Inc...................................      6,700          50,149
 *CNS, Inc.............................................      2,300          12,661
 Coachmen Industries, Inc..............................      2,000          20,300
 *Coast Dental Services, Inc...........................        333             887
 *Coast Distribution System............................        300             142
 Coastal Bancorp, Inc..................................      1,000          28,990
 Coastcast Corp........................................      1,000           5,800
 Cobalt Corp...........................................      2,400          15,912
 *Cobra Electronic Corp................................      1,000           6,590
 *#Coeur d'Alene Mines Corp............................      4,400           3,212
 *Cohesion Technologies, Inc...........................      1,100           3,745
 *Coho Energy, Inc.....................................         42               2
 *Cole National Corp. Class A..........................      1,000          15,000
 *Colorado Medtech, Inc................................        300             994
 *Columbia Banking System, Inc.........................      1,694          23,369
 Columbus McKinnon Corp................................      2,000          15,190
 *Com21, Inc...........................................        300             271
 *Comdial Corp.........................................        600             255
 *Comdicso, Inc........................................      5,900           2,183
 *Comforce Corp........................................      2,000           2,660
 *Comfort Systems USA, Inc.............................      3,600          12,240
 *Commerce One, Inc....................................     17,400          54,636
 Commercial Metals Co..................................      1,300          42,900
 Commonwealth Bancorp, Inc.............................      1,500          33,007
 Commonwealth Industries, Inc..........................      2,100          11,245
 Communications Systems, Inc...........................      1,000           7,045
 Community Financial Group, Inc........................        200           3,044
 Community Savings Bankshares, Inc.....................      1,400          26,222
 Community Trust Bancorp, Inc..........................      1,200          27,840
 *Compucom Systems, Inc................................      4,700           9,611
 *CompuCredit Corp.....................................      2,500          21,137
 *Computer Horizons Corp...............................      3,200           9,872
 *#Computer Learning Centers, Inc......................      1,400               3
 *Computer Task Group, Inc.............................      1,500           4,560
 CompX International, Inc..............................        200           1,990
 *Comshare, Inc........................................      1,000           3,095
 *Comstock Resources, Inc..............................      1,900          12,559
 *Concord Camera Corp..................................      1,300           6,110
 *Cone Mills Corp......................................      3,900           7,098
 *Congoleum Corp. Class A..............................      1,000           1,870
 *Conmed Corp..........................................      1,500          26,955
 *Consolidated Freightways Corp........................      3,500          14,017
 *Consolidated Graphics, Inc...........................      1,400          25,424
 *Consumer Portfolio Services, Inc.....................      1,000           1,965
 *Convera Corp.........................................      1,800           5,310
 *#Cooker Restaurant Corp..............................        500             185
 Cooper Tire & Rubber Co...............................      7,300         108,186
 *CoorsTek, Inc........................................        700          20,611
 Corn Products International, Inc......................      2,000          65,100
 *Cornell Corrections, Inc.............................      1,000          16,050

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Correctional Services Corp...........................      1,100     $     2,266
 *Corrections Corporation of America...................        400           6,320
 *Corrpro Companies, Inc...............................        375             776
 Corus Bankshares, Inc.................................      1,000          41,905
 *Covanta Energy Corp..................................      7,700          82,775
 *Covenant Transport, Inc. Class A.....................      2,000          26,600
 *Coventry Health Care, Inc............................      4,900         102,802
 CPAC, Inc.............................................      1,000           6,075
 CPB, Inc..............................................      1,400          42,861
 *Craig (Jenny), Inc...................................      1,500           4,575
 *Craig Corp...........................................        300             570
 *Credence Systems Corp................................      2,100          34,828
 *Credit Acceptance Corp...............................      4,800          43,104
 *Crestline Capital Corp...............................      1,600          47,040
 *Criticare Systems, Inc...............................        600           2,604
 Crompton Corp.........................................      5,200          41,600
 *Cross (A.T.) Co. Class A.............................      1,800           9,540
 *Cross Media Marketing Corp...........................         88             799
 Crossman Communities, Inc.............................        900          24,957
 *Crown Cork & Seal Co., Inc...........................      8,300           8,383
 *Crown Crafts, Inc....................................        700             280
 *Crown Group, Inc.....................................      1,000           4,875
 *Crown-Andersen, Inc..................................        100             590
 *CSK Auto Corp........................................      4,000          33,760
 *CSP, Inc.............................................        266             948
 *CSS Industries, Inc..................................      1,000          28,290
 *CTB International Corp...............................      1,700          17,076
 Cubic Corp............................................        750          28,492
 Culp, Inc.............................................      1,000           3,750
 *Cumulus Media, Inc. Class A..........................      2,900          36,119
 *Curative Health Services, Inc........................      1,000          14,450
 *Cutter & Buck, Inc...................................        200             865
 *#Cybersource Corp....................................      3,400           6,579
 *Cybex International, Inc.............................      1,400           1,841
 *Cysive, Inc..........................................      2,700           6,439
 *Cytrx Corp...........................................        700             441
 *D A Consulting Group, Inc............................        200              62
 *Daisytek International Corp..........................        800          10,092
 *Dan River, Inc. Class A..............................      3,400           1,938
 *Danielson Holding Corp...............................      1,600           5,904
 *Data I/O Corp........................................      1,500           2,512
 *Data Systems & Software, Inc.........................      1,500           8,272
 *DataTRAK International, Inc..........................        200             715
 *Datum, Inc...........................................        300           3,847
 *Dave and Busters, Inc................................      1,400           8,624
 *Daw Technologies, Inc................................        200             244
 *Dawson Geophysical Co................................        300           2,361
 *Deckers Outdoor Corp.................................      1,000           3,800
 *Del Global Technologies Corp.........................        500           1,025
 Delphi Financial Group, Inc. Class A..................      1,520          50,540
 *Delta Apparel, Inc...................................        210           4,305
 *#Delta Financial Corp................................      1,600           1,680
 *Delta Woodside Industries, Inc.......................      2,100           1,848
 *Denali, Inc..........................................      1,100              93
 *Department 56, Inc...................................        500           4,245
 *Designs, Inc.........................................      1,300           3,445
 *Devcon International Corp............................        400           2,410
 *DevX Energy, Inc.....................................        200           1,458
 *DiamondCluster International, Inc....................      1,200          11,934
 *Dianon Systems, Inc..................................        422          20,507
 *Digex, Inc...........................................      1,800           5,724
 *Digi International, Inc..............................      2,000          10,830
                                                            SHARES           VALUE+
                                                            ------           ------

 Dime Community Bancorp, Inc...........................      2,250     $    56,587
 Dimon, Inc............................................      6,800          42,092
 *Ditech Communications Corp...........................      1,700           8,865
 *Dixie Group, Inc.....................................      1,100           5,280
 *Docent, Inc..........................................        700           1,599
 *Dollar Thrifty Automotive Group, Inc.................      2,300          30,935
 *Dominion Homes, Inc..................................        800          11,776
 Donegal Group, Inc. Class A...........................        666           8,045
 Donegal Group, Inc. Class B...........................        333           3,250
 *#Donnkenny, Inc......................................        350             261
 *Dress Barn, Inc......................................      1,900          43,624
 *DT Industries, Inc...................................      1,300           7,592
 *Duckwall-Alco Stores, Inc............................      1,000           8,245
 *Ducommun, Inc........................................        100             995
 *Dura Automotive Systems, Inc.........................      1,714          15,152
 *DVI, Inc.............................................      1,300          22,113
 *Dwyer Group, Inc.....................................      1,000           3,455
 *Dynamics Research Corp...............................        260           3,843
 *#E Com Ventures, Inc.................................      1,000             600
 Eagle Bancshares, Inc.................................        500           7,062
 *Eagle Food Centers, Inc..............................        250             297
 *Eagle Point Software Corp............................        300           1,830
 Eastern Co............................................        300           3,855
 *eBenX, Inc...........................................      2,400           9,012
 *eBT International, Inc...............................      2,000           6,280
 *ECC International Corp...............................        800           2,360
 Ecology & Environment, Inc. Class A...................        200           1,890
 *Ecometry Corp........................................        300             769
 *Edgewater Technology, Inc............................      1,567           5,759
 *EFTC Corp............................................      1,300           2,730
 *#eGain Communications Corp...........................        104             167
 *Einstein/Noah Bagel Corp.............................      1,600              48
 *Elcotel, Inc.........................................      1,700              30
 *Elder-Beerman Stores Corp............................      2,000           5,980
 *Electro Rent Corp....................................      1,300          16,750
 *Elite Information Group, Inc.........................      1,000           8,325
 *Elizabeth Arden, Inc.................................      1,700          24,318
 EMC Insurance Group, Inc..............................      1,200          19,200
 *Emcor Group, Inc.....................................      1,000          45,450
 *Emmis Broadcasting Corp. Class A.....................      1,200          19,896
 *EMS Technologies, Inc................................        600           9,708
 *Encad, Inc...........................................      1,100           2,128
 *Encompass Services Corp..............................      6,400           9,344
 *Encore Wire Corp.....................................      1,000          11,525
 *Enesco Group, Inc....................................      2,000          12,540
 Ennis Business Forms, Inc.............................      1,500          14,265
 *Enserch Exploration Corp.............................      5,199           9,618
 *#Entrada Networks, Inc...............................        220              30
 *Entravision Communications Corp......................      4,300          51,600
 *Entrust Technologies, Inc............................      2,800          22,274
 *Environmental Elements Corp..........................        600           2,310
 *ePresence, Inc.......................................      2,300           8,383
 *Equity Oil Co........................................      2,300           4,312
 *Esco Technologies, Inc...............................      1,900          56,715
 *Essential Therapeutics, Inc..........................        400           1,382
 *Esterline Technologies Corp..........................      3,000          45,300
 *Ethyl Corp...........................................      8,700           7,308
 *Evans & Sutherland Computer Corp.....................        900           5,458
 *Evergreen Solar, Inc.................................        700           1,942
 *Exabyte Corp.........................................      2,200           2,651
 *#eXcelon Corp........................................        625             397
 #Exide Corp...........................................      2,100           1,638

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Exponent, Inc........................................        600     $     6,054
 *Extensity, Inc.......................................      2,200           4,532
 *Ezcorp, Inc. Class A Non-Voting......................      2,100           2,961
 *E-Z-Em, Inc. Class A.................................        300           1,890
 *E-Z-Em, Inc. Class B.................................         27             162
 Fab Industries, Inc...................................        500           6,462
 *Fairchild Corp. Class A..............................      3,113          10,304
 Falcon Products, Inc..................................      1,100           6,215
 *#FalconStor Software, Inc............................      1,200           9,060
 *Fansteel, Inc........................................        700           2,135
 FBL Financial Group, Inc. Class A.....................      3,500          60,025
 *Featherlite Manufacturing, Inc.......................      1,000             990
 *#Federal-Mogul Corp..................................      8,100           8,262
 *Fibermark, Inc.......................................      1,000           5,190
 Fidelity National Corp................................        500           3,300
 *Finish Line, Inc. Class A............................      2,500          32,400
 *Finishmaster, Inc....................................        500           4,187
 *Finova Group, Inc....................................      6,700           4,020
 *Firebrand Financial Group, Inc.......................        300              75
 First American Financial Corp.........................      3,000          53,550
 First Bancorp.........................................        249           5,457
 First Bell Bancorp, Inc...............................        500           6,957
 *First Cash, Inc......................................      1,300           9,620
 First Charter Corp....................................        600          10,479
 *First Cincinati, Inc.................................        100               0
 First Citizens Bancshares, Inc........................      1,200         111,774
 First Defiance Financial Corp.........................        700          10,311
 First Essex Bancorp...................................        500          14,305
 First Federal Bancshares of Arkansas, Inc.............        200           4,560
 First Indiana Corp....................................      1,600          39,872
 *First Investors Financial Services Group, Inc........        500           1,575
 First Keystone Financial, Inc.........................        100           1,377
 First Niagara Financial Group, Inc....................      2,800          45,514
 First Place Financial Corp............................      1,075          17,146
 *First Republic Bank..................................        900          19,512
 First Sentinel Bancorp, Inc...........................      2,400          29,676
 FirstFed America Bancorp, Inc.........................      1,000          17,530
 *FirstFed Financial Corp..............................      1,800          43,110
 *Firstwave Technologies, Inc..........................        100             126
 *Fischer Imaging Corp.................................        600           9,615
 Flag Financial Corp...................................        800           6,568
 Flagstar Bancorp, Inc.................................      2,250          49,455
 *Flander Corp.........................................      2,800           5,796
 Fleetwood Enterprises, Inc............................      3,600          45,180
 #Fleming Companies, Inc...............................      3,100          80,290
 Flexsteel Industries, Inc.............................        600           6,285
 *Florsheim Group, Inc.................................      1,400             315
 Flushing Financial Corp...............................        900          14,053
 *FOCUS Enhancements, Inc..............................        174             208
 *Foodarama Supermarkets, Inc..........................        100           4,192
 *Forest Oil Corp......................................      1,800          46,872
 *Fortune Financial, Inc...............................        300               0
 *Foster (L.B.) Co. Class A............................      1,800           8,406
 Foster Wheeler, Ltd...................................      6,100          32,208
 *#FPIC Insurance Group, Inc...........................        900          12,460
 *Franklin Covey Co....................................      3,400          21,080
 *Franklin Electronic Publishers, Inc..................        500             665
 Freds, Inc. Class A...................................      1,062          35,343
 Fremont General Corp..................................     10,200          60,282
 *Fresh Choice, Inc....................................        500           1,467
                                                            SHARES           VALUE+
                                                            ------           ------

 *Friede Goldman Halter, Inc...........................      5,200     $     1,170
 *Friedman Billings Ramsey Group, Inc. Class A.........      1,600           7,200
 Friedman Industries, Inc..............................        636           1,628
 Friedmans, Inc. Class A...............................      2,000          17,890
 Frisch's Restaurants, Inc.............................        648           9,072
 *Frozen Food Express Industries, Inc..................      2,400           5,124
 *FSI International, Inc...............................      1,700          13,175
 *FTI Consulting, Inc..................................        500          16,340
 GA Financial, Inc.....................................        200           3,380
 *Gadzooks, Inc........................................        800           8,980
 Gainsco, Inc..........................................      3,100           5,332
 *Galey & Lord, Inc....................................      1,300             403
 *GameTech International, Inc..........................      1,600           6,592
 Garan, Inc............................................        400          16,380
 *Garden Fresh Restaurant Corp.........................        700           4,263
 *Gart Sports Co.......................................        398           8,352
 *Gaylord Entertainment Co.............................      2,600          60,866
 *GC Companies, Inc....................................        300              73
 *Gehl Co..............................................        500           7,112
 *General Binding Corp.................................      1,000           8,980
 General Cable Corp....................................      1,800          21,600
 *General Communications, Inc. Class A.................      4,500          44,662
 *Genicom Corp.........................................        700               4
 *Genlyte Group, Inc...................................      1,100          30,827
 *Genomica Corp........................................      1,500           6,487
 *#Gensym Corp.........................................        400             240
 *Gentiva Health Services, Inc.........................      1,925          39,347
 *Genzyme Transgenics Corp.............................        300           1,494
 *Gerber Childrenswear, Inc............................      1,000           6,360
 Gerber Scientific, Inc................................      2,800          27,720
 *Giant Group, Ltd.....................................        400             214
 *Giant Industries, Inc................................      1,000           8,820
 *Gibraltar Packaging Group, Inc.......................        900           1,102
 Gibraltar Steel Corp..................................      1,500          28,117
 *G-III Apparel Group, Ltd.............................        600           3,624
 *Gish Biomedical, Inc.................................      1,000             845
 Glatfelter (P.H.) Co..................................      4,700          68,808
 *Glenayre Technologies, Inc...........................      7,600           9,690
 *Global Imaging Systems, Inc..........................        900          12,055
 *GoAmerica, Inc.......................................      4,500           3,712
 *Golden State Vintners, Inc...........................      1,000           5,100
 *Good Guys, Inc.......................................      2,200           7,964
 *Goodys Family Clothing, Inc..........................      3,200          13,792
 Gorman-Rupp Co........................................      1,000          25,100
 *Gottschalks, Inc.....................................      1,400           3,486
 *GP Strategies Corp...................................      1,500           4,050
 *#Gradco Systems, Inc.................................        500             112
 Granite State Bankshares, Inc.........................        300           6,808
 *Graphic Packaging International Corp.................      2,800          16,212
 Gray Communications Systems, Inc......................      1,000          12,600
 Great American Financial Resources, Inc...............        700          12,887
 *Great Atlantic & Pacific Tea Co., Inc................      3,700          88,615
 Greenbrier Companies, Inc.............................      1,300           9,594
 *Griffon Corp.........................................      3,190          44,819
 *Group 1 Automotive, Inc..............................      1,600          49,888
 *GTSI Corp............................................      1,600           9,960
 Guaranty Federal Bancshares, Inc......................        100           1,399
 *Guilford Mills, Inc..................................      1,800             648
 *Gulf Island Fabrication, Inc.........................      1,500          17,692

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Gulfmark Offshore, Inc...............................      1,000     $    26,500
 *Gundle/SLT Environmental, Inc........................      1,600           3,968
 *Gymboree Corp........................................      2,000          23,510
 Haggar Corp...........................................        600           7,167
 *Hall Kinion Associates, Inc..........................        500           3,492
 *Ha-Lo Industries, Inc................................      6,500             377
 *Hamilton Bancorp, Inc................................      1,000           2,300
 *Hampton Industries, Inc..............................        484             169
 Hancock Fabrics, Inc..................................      2,100          28,875
 Hancock Holding Co....................................      1,000          41,945
 *Handleman Co.........................................      2,700          37,152
 *Hanger Orthopedic Group, Inc.........................      2,000          12,200
 Harbor Florida Bancshares, Inc........................      2,400          39,264
 Hardinge Brothers, Inc................................      1,000          10,495
 Harleysville Group, Inc...............................      4,400         106,150
 *Harris Interactive, Inc..............................        200             431
 *Hartmarx Corp........................................      2,800           5,040
 *Hastings Entertainment, Inc..........................      1,100           5,527
 *Hathaway Corp........................................        400           1,054
 *Hauser, Inc..........................................        275             117
 Haverty Furniture Co., Inc............................      3,400          51,850
 *Hawaiian Airlines, Inc...............................      3,200           8,000
 *Hawk Corp............................................      2,300           6,785
 *Hawker Pacific Aerospace.............................        300             676
 *Hawthorne Financial Corp.............................        700          13,331
 *#Hayes Lemmerz International, Inc....................        500             400
 *Health Management Systems, Inc.......................      2,600           4,888
 *Health Risk Management, Inc..........................        800               1
 *Healthcare Recoveries, Inc...........................      1,000           4,455
 *Healthcare Services Group, Inc.......................      2,250          20,790
 *Healthcor Holdings, Inc..............................        500               3
 Heico Corp............................................      1,000          14,550
 Heico Corp. Class A...................................        210           2,533
 Herbalife International, Inc. Class A.................      1,000          13,280
 *Hercules, Inc........................................      6,600          66,660
 *Hexcel Corp..........................................      4,700          12,126
 HF Financial Corp.....................................        300           3,577
 *High Plains Corp.....................................      1,600           8,960
 *Highlands Insurance Group, Inc.......................      2,500             625
 *Hirsch International Corp. Class A...................      1,000             510
 *Hi-Tech Pharmacal, Inc...............................        200           1,919
 HMN Financial, Inc....................................        750          11,850
 *Hoenig Group, Inc....................................        500           5,187
 Hollinger International, Inc. Class A.................      2,400          26,040
 Holly Corp............................................      1,000          18,770
 *Hollywood Casino Corp. Class A.......................        800           7,256
 *Hollywood Entertainment Corp.........................      3,100          46,314
 *Hollywood Media Corp.................................      1,200           4,794
 *Hologic, Inc.........................................      2,000          21,270
 *Home Products International, Inc.....................      1,000           3,615
 *#HomeStore.com, Inc..................................      3,900          14,332
 Horizon Financial Corp................................      1,414          17,986
 *Horizon Health Corp..................................        500           6,437
 *Horizon Offshore, Inc................................      2,400          17,208
 *Horizon Organic Holding Corp.........................      1,000          13,265
 *Horizon Pharmacies, Inc..............................      1,000             210
 *#House2Home, Inc.....................................      5,400              32
 *Hovnanian Enterprises, Inc. Class A..................      1,920          26,515
 *Hub Group, Inc. Class A..............................      1,000           9,935
 Hudson River Bancorp, Inc.............................      2,000          44,280
 *Huffy Corp...........................................      1,800           9,954
 Hughes Supply, Inc....................................      2,450          65,782
                                                            SHARES           VALUE+
                                                            ------           ------

 *Hunt (J.B.) Transport Services, Inc..................      4,400     $    78,342
 Hunt Corp.............................................      1,000           6,550
 *Huntco, Inc. Class A.................................        300              58
 *Hurco Companies, Inc.................................      1,000           2,460
 *Hurry, Inc...........................................        500             592
 *Hutchinson Technology, Inc...........................      2,600          54,691
 *Hypercom Corp........................................      3,400          21,556
 *iBasis, Inc..........................................        500             622
 Iberiabank Corp.......................................      1,100          29,936
 *Ico, Inc.............................................      2,200           2,585
 *IDT Corp.............................................      1,400          18,900
 *IDT Corp. Class B....................................      1,400          16,660
 *IEC Electronics Corp.................................      1,300             656
 *IFR Systems, Inc.....................................      1,000             795
 *iGate Capital Corp...................................      3,100          12,880
 *IHOP Corp............................................      1,600          45,280
 Ikon Office Solutions, Inc............................     13,700         146,864
 *Imation Corp.........................................      3,200          69,376
 IMC Global, Inc.......................................      3,600          42,300
 IMCO Recycling, Inc...................................      2,500          16,525
 *Immucor, Inc.........................................      1,000           6,690
 *#Imperial Credit Industries, Inc.....................      5,000           2,075
 *#Imperial Sugar Co...................................         12              86
 Independent Bank East.................................        463          12,732
 *Industrial Distribution Group, Inc...................        500             770
 *Industrial Holdings, Inc.............................      1,000             900
 *InFocus Corp.........................................        400           9,028
 *Information Resources, Inc...........................      3,200          26,096
 *InforMax, Inc........................................        700           2,184
 *InfoSpace, Inc.......................................     11,400          23,199
 Ingles Market, Inc. Class A...........................        900          10,912
 *Innotrac Corp........................................      1,200           9,060
 *Innovative Clinical Solutions, Ltd...................         52               9
 *Innovex, Inc.........................................      2,000           6,790
 *Inprimis, Inc........................................      1,000              57
 *Input/Output, Inc....................................      5,600          43,680
 *Insignia Financial Group, Inc........................      2,900          29,522
 *Inspire Insurance Solutions, Inc.....................      2,100             798
 *Insteel Industries, Inc..............................        700             420
 *Insurance Auto Auctions, Inc.........................      2,000          29,150
 *InsWeb Corp..........................................      2,000           1,450
 *INT Media Group, Inc.................................        500           1,080
 *#Integra, Inc........................................      1,200           2,160
 *Integrated Electrical Services, Inc..................      4,800          19,584
 *Integrated Information Systems, Inc..................      1,000             475
 *Integrated Telecom Express, Inc......................        100             150
 *Intelligent Systems Corp.............................        500           1,535
 *Intelligroup, Inc....................................      1,700           1,547
 *Inter Parfums, Inc...................................        525           4,029
 Interactive Data Corp.................................      6,100          81,892
 Interface, Inc. Class A...............................      5,200          25,558
 *Intergraph Corp......................................      4,000          48,520
 *Interland, Inc.......................................      2,300           5,359
 *Interlinq Software Corp..............................      1,000           1,905
 *Intermagnetics General Corp..........................        663          15,458
 Intermet Corp.........................................      2,500           7,987
 *Internap Network Services Corp.......................      9,000          10,125
 International Aluminum Corp...........................        500          10,850
 *International FiberCom, Inc..........................      1,200             366
 International Multifoods Corp.........................      2,800          63,896
 *International Remote Imaging Systems, Inc............        100             269

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 International Shipholding Corp........................        400     $     2,520
 *International Speciality Products, Inc...............      9,300          77,190
 *International Total Services, Inc....................        400              34
 *Internet Commerce Corp...............................        400           1,538
 Interpool, Inc........................................     13,950         223,200
 *Interstate National Dealers Services, Inc............      1,000           4,990
 *Intevac, Inc.........................................      1,000           2,800
 *Iomega Corp..........................................        500           3,400
 *Ionics, Inc..........................................      1,600          43,440
 *Isco, Inc............................................        200           1,655
 *I-Sector Corporation.................................        100              85
 *Isle of Capri Casinos, Inc...........................      1,400          18,165
 *#Isolyser Co., Inc...................................      4,100           8,097
 *IT Group, Inc .......................................      3,400           3,740
 *ITLA Capital Corp....................................      1,000          18,855
 *ITXC Corp............................................      2,200          16,643
 *Iwerks Entertainment, Inc............................        542             331
 *J & J Snack Foods Corp...............................      1,800          43,020
 *J Net Enterprises, Inc...............................        900           1,908
 *J. Alexander's Corp..................................        300             667
 *J. Jill Group, Inc...................................        500           9,868
 *Jaclyn, Inc..........................................        200             440
 *Jaco Electronics, Inc................................        550           2,354
 *Jacobson Stores, Inc.................................        500           1,075
 *JLM Industries, Inc..................................      1,000           1,830
 *Johnson Outdoors, Inc................................      1,500          10,688
 *JPM Co...............................................      1,000              98
 *JPS Industries, Inc..................................      1,000           4,955
 *Jupiter Media Metrix, Inc............................        600             951
 K Swiss, Inc. Class A.................................        100           3,198
 *K2, Inc..............................................      2,700          22,545
 *Kaiser Aluminum Corp.................................      8,000          14,880
 Kaman Corp. Class A...................................      2,800          40,950
 *Kana Software, Inc...................................        105             190
 *Kansas City Southern Industries, Inc.................      3,600          49,968
 *Kasper A.S.L., Ltd...................................      1,000             210
 Katy Industries, Inc..................................        800           2,560
 *#KCS Energy, Inc.....................................      3,100           8,990
 *#Kellstrom Industries, Inc...........................      1,200             186
 Kellwood Co...........................................      2,900          64,177
 *Kendle International, Inc............................      1,100          18,040
 *Kevco, Inc...........................................      1,000              13
 *Key Energy Group, Inc................................      4,100          33,825
 *Key Production Co., Inc..............................        800          12,560
 *Key Technology, Inc..................................        500           1,540
 *Key Tronic Corp......................................      1,000           2,610
 *Key3Media Group, Inc.................................      1,200           5,508
 *Keynote Systems, Inc.................................        600           4,695
 *Keystone Automotive Industries, Inc..................      2,000          31,430
 *Keystone Consolidated Industries, Inc................        598             622
 *kforce.com, Inc......................................      1,585           7,687
 Kimball International, Inc. Class B...................        900          12,893
 *Kimmins Corp.........................................        300              77
 *Kinark Corp..........................................        100              85
 Klamath First Bancorp, Inc............................      1,300          17,173
 Knape & Vogt Manufacturing Co.........................        550           5,607
 *#Komag, Inc..........................................     12,974             642
 *Korn/Ferry International.............................        400           3,440
 #Koss Corp............................................        200           3,631
 *Kroll, Inc...........................................      2,300          32,913
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kushner-Locke Co.....................................      1,700     $        60
 *KVH Industries, Inc..................................        500           2,988
 *LabOne, Inc..........................................      1,450          21,243
 *LaCrosse Footwear, Inc...............................        900           3,699
 *Ladish Co., Inc......................................      1,500          13,395
 *Lakes Gaming, Inc....................................      1,825          12,136
 *Lamson & Sessions Co.................................      1,700           5,814
 *Lancer Corp..........................................      1,300           5,876
 *Landair Corp.........................................        300           2,570
 Landamerica Financial Group, Inc......................      1,800          44,100
 Landrys Seafood Restaurants, Inc......................      3,800          74,670
 *Laser Vision Centers, Inc............................        500           1,188
 *Layne Christensen Co.................................      1,500          11,768
 *Lazare Kaplan International, Inc.....................      1,000           5,650
 *Leapnet, Inc.........................................        260             478
 *Lechters, Inc........................................      2,200              12
 Lennox International, Inc.............................      5,505          51,197
 Lesco, Inc............................................      1,100           7,810
 *#Level 8 Systems, Inc................................        300             521
 *Liberate Technologies, Inc...........................      6,400          58,816
 Liberty Corp..........................................      1,700          70,890
 *LIFE Financial Corp..................................        200             337
 Lifetime Hoan Corp....................................      1,100           6,028
 *LightPath Technologies, Inc..........................        800           2,852
 Lillian Vernon Corp...................................        800           6,040
 *Liquid Audio, Inc....................................      1,500           3,533
 *Lithia Motors, Inc. Class A..........................        300           5,850
 *LMI Aerospace, Inc...................................        300           1,211
 LNR Property Corp.....................................      2,300          65,780
 *#Lodgian, Inc........................................      2,700             324
 *Loews Cineplex Entertainment Corp....................      5,900             679
 *#Logic Devices, Inc..................................      1,100           3,355
 Lone Star Steakhouse & Saloon, Inc....................      5,300          74,200
 Longs Drug Stores Corp................................        600          13,746
 Longview Fibre Co.....................................      4,200          49,980
 Louisiana-Pacific Corp................................      6,400          49,152
 *Luby's Cafeterias, Inc...............................      2,200          15,620
 Lufkin Industries, Inc................................        600          15,600
 *Lydall, Inc..........................................      2,000          19,360
 *M & F Worldwide Corp.................................      1,500           6,780
 *M.H. Meyerson & Co., Inc.............................        600             543
 *Mac-Gray Corp........................................      1,700           5,245
 *Magellan Health Services, Inc........................      2,900          30,595
 *Magna Entertainment Corp.............................      1,000           5,875
 *Magnetek, Inc........................................      3,500          31,815
 *Magnum Hunter Resources, Inc.........................        800           6,800
 *MAII Holdings, Inc...................................        400             708
 *Mail-Well, Inc.......................................      4,800          18,960
 *Main Street & Main, Inc..............................      1,000           5,285
 Main Street Bancorp, Inc..............................      1,000          15,090
 *Manchester Technologies, Inc.........................      1,000           2,355
 Marcus Corp...........................................      1,500          20,760
 Marine Products Corp..................................      1,440           5,904
 *#Marisa Christina, Inc...............................        600             501
 Maritrans, Inc........................................      1,000           9,900
 *MarketWatch.com, Inc.................................      1,500           5,723
 *MarkWest Hydrocarbon, Inc............................        300           1,740
 *Marlton Technologies, Inc............................        200              84
 Marsh Supermarkets, Inc. Class A......................        300           4,148
 Marsh Supermarkets, Inc. Class B......................        400           5,220
 Massey Energy Co......................................      4,100          72,857
 *Mastec, Inc..........................................      2,400          13,080

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Material Sciences Corp...............................      1,800     $    17,604
 *Matlack Systems, Inc.................................      1,200               5
 *Matria Healthcare, Inc...............................        600          15,369
 *Matrix Service Co....................................      1,800          12,429
 *Mattson Technology, Inc..............................      1,965          14,433
 *Maxco, Inc...........................................        700           4,025
 *Maxicare Health Plans, Inc...........................        300               4
 *Maxim Pharmaceuticals, Inc...........................      1,100           7,502
 *Maxwell Shoe Company, Inc............................      1,400          20,006
 *Maxwell Technologies, Inc............................        600           6,273
 *Maxxam, Inc..........................................      1,000          19,000
 *Mayor's Jewelers, Inc................................      3,400           4,760
 *Mazel Stores, Inc....................................      1,000           2,245
 *MB Financial, Inc....................................        300           7,739
 McGrath Rent Corp.....................................        500          12,593
 *MCK Communications, Inc..............................      1,400           1,960
 *#MCSI, Inc...........................................      1,500          31,088
 MDC Holdings, Inc.....................................      2,640          94,486
 Meadowbrook Insurance Group, Inc......................      1,500           2,850
 Medford Bancorp, Inc..................................        600          12,225
 *Media 100, Inc.......................................      1,000           1,435
 *#Media Arts Group, Inc...............................      1,500           4,350
 Media General, Inc. Class A...........................      1,000          46,030
 *Medialink Worldwide, Inc.............................        500           1,633
 *Medical Resources, Inc...............................        600               4
 *Medicore, Inc........................................        500             873
 *Medstone International, Inc..........................        300           1,353
 *MEMC Electronic Materials, Inc.......................      3,100          11,625
 *Mercury Air Group, Inc...............................        400           1,880
 *Meridian Resource Corp...............................      2,100           7,035
 *MeriStar Hotels & Resorts, Inc.......................      2,800           2,044
 *Merrimac Industries, Inc.............................        100             904
 *Mesa Air Group, Inc..................................        200           1,375
 *Mesaba Holdings, Inc.................................        200           1,394
 Metals USA, Inc.......................................      4,500             720
 *Metatec Corp. Class A................................      1,100             418
 *Metromedia International Group, Inc..................      6,600           6,732
 MI Schottenstein Homes, Inc...........................        800          32,792
 *Michael Anthony Jewelers, Inc........................        500           1,440
 *Micro Component Technology, Inc......................      1,000           2,015
 *Micro Linear Corp....................................      1,100           3,344
 *Microage, Inc........................................      2,200              17
 Mid America Banccorp..................................        952          30,750
 Midas, Inc............................................      1,700          21,165
 Middleby Corp.........................................        500           2,685
 *Midway Airlines Corp.................................        800             140
 *Midwest Express Holdings, Inc........................        300           3,660
 Midwest Grain Products, Inc...........................        600           7,227
 Milacron, Inc.........................................      1,700          23,749
 Millennium Chemicals, Inc.............................      6,200          72,788
 *Miller Industries, Inc...............................      1,400           4,340
 *Miltope Group, Inc...................................        500             868
 *MIM Corp.............................................        100           1,218
 Mine Safety Appliances Co.............................      1,400          51,380
 *MIPS Technologies, Inc...............................      1,300          12,201
 *Mission Resources Corp...............................        200             683
 *Mississippi Chemical Corp............................      3,900          12,597
 *Mitcham Industries, Inc..............................      1,000           4,875
 *Modis Professional Services, Inc.....................     10,600          60,950
 *Modtech Holdings, Inc................................      1,300          11,486
 *Monarch Casino and Resort, Inc.......................        500           3,893
 *Monarch Dental Corp..................................         83             187
                                                            SHARES           VALUE+
                                                            ------           ------

 *Monro Muffler Brake, Inc.............................        630     $     8,111
 MONY Group, Inc.......................................        109           3,414
 *Moog, Inc. Class A...................................        750          15,510
 *Moore Medical Corp...................................        100             740
 *Mother's Work, Inc...................................        200           1,593
 *Motor Car Parts & Accessories, Inc...................        200             645
 Movado Group, Inc.....................................        937          17,335
 *Movie Gallery, Inc...................................        550          13,731
 *#Mpower Holding Corp.................................        400             202
 *MRV Communications, Inc..............................      4,200          20,076
 MTS Systems Corp......................................      2,100          22,334
 *Multex.com, Inc......................................      3,500          19,828
 *NABI, Inc............................................        100             907
 Nacco Industries, Inc. Class A........................        800          44,640
 *Napco Security Systems, Inc..........................        500           2,913
 Nash Finch Co.........................................      1,400          34,797
 *Nashua Corp..........................................        500           2,510
 *Nastech Pharmaceutical Co., Inc......................      1,000          12,125
 *Nathans Famous, Inc..................................      1,400           4,872
 *National Equipment Services, Inc.....................      2,500           3,000
 *National Home Centers, Inc...........................        500             693
 *National Home Health Care Corp.......................        216           3,546
 National Presto Industries, Inc.......................        800          22,136
 *National Research Corp...............................        300           1,688
 *National RV Holdings, Inc............................      1,300          11,830
 National Service Industries, Inc......................      1,700          27,064
 *National Steel Corp. Class B.........................      2,800           3,304
 *National Technical Systems, Inc......................      1,100           1,628
 *National Techteam, Inc...............................      1,200           3,114
 *NationsRent, Inc.....................................      5,600             280
 *Natrol, Inc..........................................      1,000           2,950
 *Natural Alternatives International, Inc..............        200             355
 *Natural Wonders, Inc.................................        700               1
 *Navidec, Inc.........................................        700             361
 *Navigant International, Inc..........................        200           2,149
 *Navigators Group, Inc................................      1,100          21,093
 NBT Bancorp...........................................      1,187          16,588
 NCH Corp..............................................        200           9,430
 *NCI Building Systems, Inc............................      1,900          25,916
 *NCO Group, Inc.......................................        200           3,478
 *#NCS Healthcare, Inc.................................      1,600             272
 Nelson (Thomas), Inc..................................      1,300          11,830
 *NeoMagic Corp........................................      1,000           3,170
 *Net2Phone, Inc.......................................      2,200          11,979
 *Netro Corp...........................................      3,200          11,984
 *Network Equipment Technologies, Inc..................      3,200           9,920
 *Netzee, Inc..........................................         62              73
 *New Brunswick Scientific Co., Inc....................        504           2,800
 *New Century Financial Corp...........................      1,400          15,778
 *New Horizons Worldwide, Inc..........................        750           8,243
 Newmark Homes Corp....................................      1,000          10,900
 Newmil Bancorp, Inc...................................        200           2,973
 *Nexell Therapeutics, Inc.............................          9              19
 *NEXIQ Technologies, Inc..............................      1,000           1,325
 *Nexthealth, Inc......................................        700           3,420
 *Niagara Corp.........................................      1,200           2,010
 *NMS Communications Corp..............................      2,400          10,908
 *NMT Medical, Inc.....................................      1,200           7,248
 *Nobel Learning Communities, Inc......................        200           1,384
 *Norstan, Inc.........................................      1,600           7,992
 *Nortek, Inc..........................................      1,000          20,950

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Northland Cranberries, Inc...........................        750     $       446
 Northwest Bancorp, Inc................................      2,400          26,172
 *Northwest Pipe Co....................................        500           7,825
 *#Novamed Eyecare, Inc................................      2,400           3,180
 *Novametrix Medical Systems, Inc......................      1,000           7,015
 *Novell, Inc..........................................      1,000           4,255
 *NS Group, Inc........................................      2,200          12,320
 *NTELOS, Inc..........................................        200           2,473
 *#NTL, Inc............................................     16,900          31,265
 *Nu Horizons Electronics Corp.........................        700           6,370
 *NuCo2, Inc...........................................      1,000          12,145
 *Nuevo Energy Co......................................      1,400          16,240
 NUI Corp..............................................         57           1,294
 *Nutraceutical International Corp.....................      1,000           3,725
 *Nx Networks, Inc.....................................      2,400              24
 Nymagic, Inc..........................................      1,000          18,970
 *O.I. Corp............................................        400           2,816
 *#Oakwood Homes Corp..................................      1,500           6,675
 *OAO Technology Solutions, Inc........................      1,200           2,976
 *Obie Media Corp......................................        500           1,700
 OceanFirst Financial Corp.............................      1,600          39,256
 *Ocwen Financial Corp.................................      6,600          48,906
 *Officemax, Inc.......................................     12,800          39,296
 *Offshore Logistics, Inc..............................      2,800          52,094
 Oglebay Norton Co.....................................        400           5,032
 *Ohio Casualty Corp...................................      6,500          96,948
 Oil-Dri Corp. of America..............................        100             700
 *Old Dominion Freight Lines, Inc......................      1,000          12,155
 *Olympic Steel, Inc...................................      1,700           4,369
 *Omega Protein Corp...................................      2,500           7,625
 *Omega Worldwide, Inc.................................      1,100           1,782
 *OmniVision Technologies, Inc.........................      1,500           9,038
 Omnova Solutions, Inc.................................        200           1,300
 *Omtool, Ltd..........................................        500             425
 *One Price Clothing Stores, Inc.......................        543           1,404
 *Ontrack Data International, Inc......................      1,000           6,360
 *Onyx Acceptance Corp.................................        700           3,308
 *Opinion Research Corp................................        200           1,260
 *Oplink Communications, Inc...........................      1,100           1,898
 *Opta Food Ingredients, Inc...........................      1,300           1,456
 *Opti, Inc............................................      1,200           3,588
 *OraPharma, Inc.......................................        900           3,213
 *Orbital Sciences Corp................................      4,100          16,031
 *Oregon Steel Mills, Inc..............................      3,900          14,157
 *Orthologic Corp......................................      2,000           9,790
 *OSI Systems, Inc.....................................      1,200          22,266
 *Osmonics, Inc........................................      1,400          18,200
 *Osteotech, Inc.......................................      1,300           7,157
 *Ostex International, Inc.............................      2,000           3,700
 *Outlook Group Corp...................................        400           1,880
 *Outsource International, Inc.........................        300               5
 *Overland Data, Inc...................................      1,000           8,295
 Overseas Shipholding Group, Inc.......................      5,900         128,030
 *Owens-Illinois, Inc..................................     11,100          91,242
 *Owosso Corp..........................................        200              93
 Oxford Industries, Inc................................        700          16,520
 *Pacificare Health Systems, Inc.......................      2,500          43,888
 *Pagasus Systems, Inc.................................      1,000          13,120
 *Par Technology Corp..................................      1,000           3,025
 *Paragon Trade Brands, Inc............................          8             267
 Paragon Trade Brands, Inc.............................        500               0
 Park Electrochemical Corp.............................      1,650          41,663
                                                            SHARES           VALUE+
                                                            ------           ------

 *Parker Drilling Co...................................      8,700     $    26,709
 *Park-Ohio Holdings Corp..............................      1,700           3,749
 *Parlex Corp..........................................      1,000          10,765
 *Parlux Fragrances, Inc...............................      2,400           4,080
 Patina Oil & Gas Corp.................................        800          21,872
 Patrick Industries, Inc...............................      1,000           6,255
 *Paula Financial, Inc.................................        300             534
 *Paxar Corp...........................................      4,200          50,022
 *Payless Cashways, Inc................................         34               0
 *PC Mall, Inc.........................................      1,000           3,445
 *PCD, Inc.............................................        600           1,200
 *PC-Tel, Inc..........................................      1,600          13,952
 *Pediatric Services of America, Inc...................      1,000           7,845
 *Pediatrix Medical Group, Inc.........................      1,400          49,210
 *Peerless Systems Corp................................        700             952
 *Pegasus Communications Corp. Class A.................      2,300          24,622
 Penford Corp..........................................        400           4,918
 *#Penn Traffic Co.....................................          2               9
 *Penn Treaty American Corp............................        600           2,430
 Penn Virginia Corp....................................        400          12,580
 Penn-America Group, Inc...............................        500           4,910
 Pennfed Financial Services, Inc.......................      1,000          20,620
 *Pentacon, Inc........................................      1,100             347
 Penton Media, Inc.....................................      1,900          11,951
 Pep Boys - Manny, Moe & Jack..........................      8,100         134,460
 *Perceptron, Inc......................................      1,200           1,698
 *Perini Corp..........................................        400           2,712
 *Perrigo Co...........................................        900          11,228
 *Perry Ellis International, Inc.......................      1,000           7,935
 *Personnel Group of America, Inc......................      4,300           3,225
 *Petrocorp, Inc.......................................      1,700          15,436
 *Petroleum Development Corp...........................      1,900          11,163
 *PetSmart, Inc........................................        900           7,889
 PFF Bancorp, Inc......................................      1,300          35,003
 *Pharmchem Laboratories, Inc..........................        500             628
 *Phar-Mor, Inc........................................      2,100             105
 *Philadelphia Consolidated Holding Corp...............      1,000          34,645
 Phillips-Van Heusen Corp..............................      4,100          45,100
 *Piccadilly Cafeterias, Inc...........................        900           1,800
 *Pico Holdings, Inc...................................      1,780          24,003
 *Pierre Foods, Inc....................................      1,000           1,325
 Pilgrims Pride Corp. Class B..........................      2,700          38,205
 *#Pillowtex Corp......................................        600              51
 Pinnacle Bancshares, Inc..............................        200           1,696
 *Pinnacle Entertainment, Inc..........................      2,000          13,940
 *Pinnacle Systems, Inc................................      2,500          13,850
 Pioneer Standard Electronics, Inc.....................      2,300          25,921
 Pitt-Des Moines, Inc..................................      1,000          32,000
 Pittston Brink's Group................................      4,451          91,735
 *Planar Systems, Inc..................................      1,800          34,596
 *PlanVista Corp.......................................      1,600           8,080
 *#Play By Play Toys and Novelties, Inc................      1,000              14
 *Pluma, Inc...........................................        200               2
 PMR Corp..............................................      1,100           2,321
 Pocahontas Bancorp, Inc...............................      1,100           9,301
 Pogo Producing Co.....................................      1,100          26,015
 *Polycom, Inc.........................................        447          15,455
 Polymer Group, Inc....................................      3,100           2,697
 Polyone Corp..........................................      5,100          51,255
 *Pomeroy Computer Resource, Inc.......................      1,000          15,100

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pope & Talbot, Inc....................................      1,100     $    14,608
 Potlatch Corp.........................................      2,600          72,436
 *PPT Vision, Inc......................................        300             422
 Presidential Life Corp................................      2,900          57,333
 *#Previo, Inc.........................................      1,025           1,404
 *Pricesmart, Inc......................................        450          13,410
 *Pride International, Inc.............................      6,600          84,480
 *Prime Hospitality Corp...............................      5,400          54,216
 *Prime Medical Services, Inc..........................      1,500           6,458
 *Primus Knowledge Solutions, Inc......................      1,100             798
 *Printronix, Inc......................................        300           2,768
 *Proassurance Corp....................................      2,925          43,290
 *#Profit Recovery Group International, Inc............      3,300          25,229
 *Programmers Paradise, Inc............................        400           1,348
 *Protection One, Inc..................................     13,300          31,920
 *Provant, Inc.........................................      2,700           1,661
 *PSS World Medical, Inc...............................      6,900          64,067
 *PTEK Holdings, Inc...................................      5,600          18,900
 Pulte Corp............................................      1,213          47,610
 *Pure Resources, Inc..................................        162           3,078
 *Pure World, Inc......................................        520             491
 #Pyramid Breweries, Inc...............................        300             680
 *QRS Corp.............................................        500           5,935
 *Quaker City Bancorp, Inc.............................        625          18,094
 *Quaker Fabric Corp...................................      2,350          16,744
 *Quality Dining, Inc..................................      1,400           2,975
 *Quality Systems, Inc.................................        800          11,920
 Quanex Corp...........................................      1,600          43,152
 *Quanta Services, Inc.................................      3,400          52,870
 *Quicklogic Corp......................................      1,300           5,142
 *#Quigley Corp........................................      1,000           1,505
 *R & B, Inc...........................................      1,100           5,473
 *Racing Champions Corp................................      2,000          20,510
 *Radiance Medical Systems, Inc........................        600             690
 *Rag Shops, Inc.......................................        210             499
 *Railamerica, Inc.....................................      2,166          28,104
 *#RailWorks Corp......................................      1,000             135
 *Rainbow Technologies, Inc............................        600           3,651
 *Ramsay Youth Services, Inc...........................        133             500
 *Range Resources Corp.................................      5,000          20,950
 *Rare Hospitality International, Inc..................        300           5,876
 Raven Industries, Inc.................................      1,500          32,438
 *Ravisent Technologies, Inc...........................      1,700           3,307
 *Raytel Medical Corp..................................        333           1,707
 *RCM Technologies, Inc................................      1,500           6,255
 *RDO Equipment Co. Class A............................      1,200           3,504
 *Reading Entertainment, Inc...........................        400             718
 *Recoton Corp.........................................        800          10,668
 *Redback Networks, Inc................................      7,800          32,682
 *#Redhook Ale Brewery, Inc............................      1,000           1,610
 Redwood Empire Bancorp................................        300           7,746
 *Refac................................................        300             780
 Regal Beloit Corp.....................................      1,300          28,470
 *Reliability, Inc.....................................        500           1,368
 *Relm Wireless Corp...................................        400             466
 *Remec, Inc...........................................      1,600          17,944
 *Remington Oil & Gas Corp.............................      2,500          40,975
 *Renaissance Worldwide, Inc...........................      5,400          10,449
 *Rentrak Corp.........................................        100             437
 *Rent-Way, Inc........................................      3,100          19,375
 *Reptron Electronics, Inc.............................      1,000           3,125
                                                            SHARES           VALUE+
                                                            ------           ------

 *Republic Bankshares, Inc.............................      1,100     $    14,779
 *Republic First Bancorp, Inc..........................        300           1,566
 *Res-Care, Inc........................................        500           4,305
 *Resonate, Inc........................................      3,600           9,198
 *ResortQuest International, Inc.......................      2,800          14,168
 Resource America, Inc.................................      3,500          30,468
 Resource Bancshares Mortgage Group, Inc...............      3,030          30,845
 *Rex Stores Corp......................................      1,500          31,500
 *RF Monolithics, Inc..................................      1,000           2,260
 Richardson Electronics, Ltd...........................      1,600          19,160
 Riggs National Corp...................................      4,200          61,215
 *Right Management Consultants, Inc....................         75           1,422
 *Rightchoice Managed Care, Inc........................        300          20,895
 *Rita Medical Systems, Inc............................        300           1,454
 Riverview Bancorp, Inc................................        300           3,645
 *Riviera Tool Co......................................        300             330
 RLI Corp..............................................      1,750          68,233
 *RMH Teleservices, Inc................................        200           3,482
 *Roadhouse Grill, Inc.................................      1,000             395
 Roanoke Electric Steel Corp...........................      1,800          25,236
 Robbins & Myers, Inc..................................      1,000          23,750
 *#Robotic Vision Systems, Inc.........................      3,400           3,587
 *Rochester Medical Corp...............................        200           1,189
 *Rock of Ages Co......................................        500           2,520
 *#Rockshox, Inc.......................................      1,500             480
 Rock-Tenn Co. Class A.................................      2,400          33,840
 *Rocky Shoes & Boots, Inc.............................        100             608
 *Rofin-Sinar Technologies, Inc........................      1,000           8,535
 *Rogue Wave Software, Inc.............................        500           1,623
 *Rottlund, Inc........................................        500           2,950
 Rouge Industries, Inc. Class A........................      2,200           2,178
 *Royal Appliance Manufacturing Co.....................      1,000           5,000
 RPC, Inc..............................................      1,600          24,560
 RPM, Inc..............................................      1,200          16,584
 *RTI International Metals, Inc........................      2,500          22,375
 *RTW, Inc.............................................      1,400           3,689
 *Rural/Metro Corp.....................................      1,300             507
 *Rush Enterprises, Inc................................        500           3,458
 Russ Berrie & Co., Inc................................      1,500          44,325
 Russell Corp..........................................      3,100          40,455
 *Ryans Family Steak Houses, Inc.......................      4,500          89,775
 Ryder System, Inc.....................................      5,400         110,700
 Ryerson Tull, Inc.....................................      2,529          28,325
 Ryland Group, Inc.....................................      1,700         102,085
 *S&K Famous Brands, Inc...............................        400           3,540
 *S1 Corp..............................................      3,600          53,352
 *Safeguard Scientifics, Inc...........................      7,200          30,168
 *#SAGA Systems, Inc. Escrow Shares....................      1,000               0
 *Sage, Inc............................................        700          22,344
 *Saks, Inc............................................      3,200          26,240
 *#Salton/Maxim Housewares, Inc........................      1,000          16,860
 *San Filippo (John B.) & Son, Inc.....................        800           5,340
 Sanderson Farms, Inc..................................      1,300          20,735
 *Sands Regent Casino Hotel............................        400           1,006
 *Saucony, Inc. Class B................................        300           1,547
 *SBA Communications Corp..............................        900          10,665
 *SBS Technologies, Inc................................      1,200          14,994
 *#ScanSoft, Inc.......................................        336           1,401
 *Scheid Vineyards, Inc................................        200             660
 *Schlotzskys, Inc.....................................      1,000           5,785

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Schnitzer Steel Industries, Inc. Class A..............      1,000     $    12,930
 *#Schuff Steel Co.....................................      1,200           3,024
 *Schuler Homes, Inc...................................      2,200          39,952
 Schulman (A.), Inc....................................      3,100          40,378
 Schweitzer-Maudoit International, Inc.................      2,700          58,320
 *SCM Microsystems, Inc................................        200           3,164
 SCPIE Holdings, Inc...................................      1,200          24,060
 Seaboard Corp.........................................        200          54,600
 *Seacor Smit, Inc.....................................      1,500          58,485
 *Secom General Corp...................................         80             132
 *SED International Holdings, Inc......................      1,000             810
 *SEEC, Inc............................................      1,000           1,485
 *Seitel, Inc..........................................      3,000          35,220
 Selas Corp. of America................................        500           1,070
 *Selectica, Inc.......................................      1,800           7,074
 Selective Insurance Group, Inc........................      3,100          72,773
 *Semitool, Inc........................................        300           3,422
 *SEMX Corp............................................      1,000           2,545
 *Sequa Corp. Class A..................................        200           9,320
 *Sequenom, Inc........................................        300           2,646
 *SeraCare Life Sciences, Inc..........................         80             346
 *Service Corp. International..........................     18,700         109,769
 *#Sharper Image Corp..................................        400           3,426
 *#Sheldahl, Inc.......................................      1,000             575
 *Shells Seafood Restaurants, Inc......................        300              62
 *Shiloh Industries, Inc...............................      1,100           2,167
 *Shoe Carnival, Inc...................................      1,800          22,158
 *Sholodge, Inc........................................        600           2,625
 *Shopko Stores, Inc...................................      4,000          37,280
 *Sierra Health Services, Inc..........................      3,600          32,220
 *Sifco Industries, Inc................................        400           2,000
 *Sight Resource Corp..................................      1,700             306
 *Signal Technology Corp...............................      1,000           4,305
 *SignalSoft Corp......................................      2,200           6,655
 *Signature Eyewear, Inc...............................        200              34
 *#Silicon Graphics, Inc...............................     12,400          26,536
 *Silver Stream Software, Inc..........................      1,400           8,610
 *Silverleaf Resorts, Inc..............................      1,500              98
 Simmons First National Corp. Class A..................        200           6,422
 *Simon Transportation Services, Inc...................      1,000           1,210
 *Simon Worldwide, Inc.................................      2,400             300
 *Simula, Inc..........................................        500           2,665
 *Sinclair Broadcast Group, Inc. Class A...............      3,700          29,323
 *#Sipex Corp..........................................        800           8,076
 *Sitel Corp...........................................      1,200           2,412
 Skyline Corp..........................................        900          27,360
 SLI, Inc..............................................      3,900          12,675
 *Smart & Final Food, Inc..............................      2,000          20,380
 *SmartDisk Corp.......................................        700             994
 Smith (A.O.) Corp.....................................      2,200          39,336
 Smith (A.O.) Corp. Convertible Class A................        300           5,385
 *Smithway Motor Express Corp. Class A.................        600           1,005
 *Software Spectrum, Inc...............................      1,000          14,750
 *Sola International, Inc..............................      3,200          57,664
 *Sonic Automotive, Inc................................      2,700          53,595
 *SONICblue, Inc.......................................      7,400          16,428
 *SOS Staffing Services, Inc...........................      1,000           1,055
 *Source Information Management, Inc...................        700           2,622
                                                            SHARES           VALUE+
                                                            ------           ------

 South Financial Group, Inc............................      2,400     $    38,868
 South Jersey Industries, Inc..........................      1,000          33,700
 *Southern Energy Homes, Inc...........................      1,200           2,232
 *Southwall Technologies, Inc..........................        700           4,085
 *Southwestern Energy Co...............................      3,700          41,255
 *#Spacehab, Inc.......................................        900             941
 *Spacelabs Medical, Inc...............................      1,000          10,375
 *Spanish Broadcasting System, Inc.....................      3,800          32,984
 Spartan Motors, Inc...................................      1,000           5,850
 *Sparton Corp.........................................        500           3,575
 *Special Metals Corp..................................      2,000           4,350
 *#Spectrasite Holdings, Inc...........................      4,100          12,444
 *Spectrian Corp.......................................      1,000           9,065
 *Spectrum Control, Inc................................        700           4,183
 *SpeedFam-IPEC, Inc...................................      3,800          12,274
 *Speizman Industries, Inc.............................        300             195
 *Spherion Corp........................................      6,400          57,280
 *Sphinx International, Inc............................        300             276
 Spiegel, Inc. Class A Non-Voting......................      1,200           5,442
 *Sport Chalet, Inc....................................        600           5,205
 *Sport Supply Group, Inc..............................        300             303
 *Sports Authority, Inc................................      3,100          17,360
 *Sports Club Co., Inc.................................      1,900           5,235
 *SportsLine USA, Inc..................................      1,400           4,067
 *Sportsman's Guide, Inc...............................      1,000           3,015
 *SS&C Technologies, Inc...............................      1,600          12,352
 St. Francis Capital Corp..............................      1,000          22,625
 *Staar Surgical Co....................................      2,100           8,547
 Staff Leasing, Inc....................................        500             868
 Standard Commercial Corp..............................      1,956          38,338
 *Standard Management Corp.............................        700           4,253
 *Standard Microsystems Corp...........................      1,600          22,120
 Standard Motor Products, Inc. Class A.................      1,200          16,380
 Standard Pacific Corp.................................      4,600          97,520
 Standard Register Co..................................      2,300          40,480
 *Stanley Furniture, Inc...............................        400          10,156
 *#STAR Telecommunications, Inc........................      5,300              29
 Starrett (L.S.) Co. Class A...........................        200           3,880
 State Auto Financial Corp.............................      7,200         115,920
 State Financial Services Corp. Class A................        800           9,452
 Staten Island Bancorp, Inc............................      8,400         124,320
 *Steel Dynamics, Inc..................................      1,800          18,558
 Steel Technologies, Inc...............................      1,500          12,233
 *Steinway Musical Instruments, Inc....................        400           6,760
 Stepan Co.............................................        500          11,800
 Stephan Co............................................        200             620
 Sterling Bancorp......................................         84           2,483
 *Sterling Financial Corp..............................      1,936          28,895
 Stewart & Stevenson Services, Inc.....................      4,100          72,960
 *Stewart Enterprises, Inc.............................     20,000         124,500
 *Stewart Information Services Corp....................      1,300          26,377
 Stifel Financial Corp.................................        551           5,730
 *Stockwalk.com Group, Inc.............................        230              38
 *Stone & Webster, Inc.................................      2,000           2,320
 *Stoneridge, Inc......................................      2,900          18,966
 *Stratasys, Inc.......................................        300           2,010
 *Strategic Distribution, Inc..........................        200           1,562
 *Stratus Properties, Inc..............................        650           5,584
 Stride Rite Corp......................................      4,800          31,920
 *Strouds, Inc.........................................      1,100               6

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Suburban Lodges of America, Inc......................      2,200     $    15,136
 *Successories, Inc....................................        200             147
 *#Sunbeam Corp........................................      3,700             287
 *Sunland Entertainment Co., Inc.......................        400              37
 *#Sunrise Assisted Living, Inc........................      2,300          63,250
 Superior Surgical Manufacturing Co., Inc..............        800           7,440
 *Superior Telecom, Inc................................      2,500           2,825
 *Suprema Specialties, Inc.............................      1,200          16,818
 *Supreme Industries, Inc..............................        100             373
 Susquehanna Bancshares, Inc...........................        100           2,012
 *Swift Energy Corp....................................      2,000          36,580
 *Swift Transportation, Inc............................      2,970          60,039
 *Swiss Army Brands, Inc...............................      1,700          11,135
 *Switchboard, Inc.....................................        800           2,372
 *Sylvan Learning Systems, Inc.........................      3,100          61,489
 *Sylvan, Inc..........................................        400           4,632
 *Symmetricom, Inc.....................................      1,450          10,194
 *Syms Corp............................................      1,500           8,175
 Synalloy Corp.........................................      1,000           3,840
 *Synaptic Pharmaceutical Corp.........................      1,000           5,820
 *Synbiotics Corp......................................        600             153
 *Systemax, Inc........................................      3,300           8,547
 *Tab Products Co......................................        400           1,740
 *Tandy Brand Accessories, Inc.........................        500           3,685
 *#Tandy Crafts, Inc...................................      1,000              50
 Tasty Baking Co.......................................        100           1,804
 *TBA Entertainment Corp...............................        500           1,500
 *TBC Corp.............................................      2,600          31,057
 *#TCSI Corp...........................................      3,800           2,090
 *Team, Inc............................................      1,100           6,600
 Technology Research Corp..............................        300             603
 Tecumseh Products Co. Class A.........................      1,000          46,710
 Tecumseh Products Co. Class B.........................        100           4,493
 *Tegal Corp...........................................      1,200           1,590
 *Tenneco Automotive, Inc..............................      3,500           5,460
 *Terex Corp...........................................      2,800          51,632
 *Terra Industries, Inc................................     11,300          31,640
 *Tesoro Petroleum Corp................................      4,900          61,740
 *Tetra Technologies, Inc..............................      1,800          36,414
 Texas Industries, Inc.................................      2,000          69,500
 *TFC Enterprises, Inc.................................      1,200           1,620
 *TheStreet.com, Inc...................................      1,900           2,166
 Thomas & Betts Corp...................................      1,600          32,656
 Thomas Industries, Inc................................        450          11,970
 *Thomaston Mills, Inc.................................        400               2
 *Thorn Apple Valley, Inc..............................      1,500              30
 Three Rivers Bancorp, Inc.............................        750           9,143
 *Tier Technologies, Inc. Class B......................        600          10,335
 *TII Industries, Inc..................................      1,200             732
 Timberland Bancorp, Inc...............................        200           2,935
 Timken Co.............................................      5,400          76,572
 *Tipperary Corp.......................................      1,000           1,750
 *Titan Corp...........................................        130           3,415
 Titan International, Inc..............................      2,000           9,760
 *Titanium Metals Corp.................................      4,700          14,288
 *Todd Shipyards Corp..................................        400           3,400
 Toro Co...............................................      1,000          45,900
 *Total Entertainment Restaurant Corp..................      1,000           2,975
 *Tower Air, Inc.......................................      1,100              50
 *Tower Automotive, Inc................................      5,500          47,025
 *Tractor Supply Co....................................        500          14,710
 *Traffix, Inc.........................................      1,000           5,835
 *Trailer Bridge, Inc..................................      1,000           1,410
                                                            SHARES           VALUE+
                                                            ------           ------

 *Trans World Entertainment Corp.......................      3,000     $    24,150
 *Transmedia Network, Inc..............................        300           1,047
 *Transmontaigne Oil Co................................      3,100          17,050
 *Transportation Components, Inc.......................      3,000              38
 *Transpro, Inc........................................      1,000           3,000
 *Transtechnology Corp.................................        500           5,100
 *Transworld Healthcare, Inc...........................      3,000           8,310
 *Travelocity.com, Inc.................................        300           6,425
 *TRC Companies, Inc...................................        300          13,503
 Tremont Corp..........................................        600          17,100
 Trenwick Group, Ltd...................................      2,425          21,680
 *Trico Marine Services, Inc...........................      3,500          22,400
 *Trident Microsystems, Inc............................      1,300           7,443
 *Tridex Corp..........................................        300              24
 Trinity Industries, Inc...............................      1,500          39,990
 *Tripos, Inc..........................................        200           3,916
 *Trism, Inc...........................................          8               2
 *Triumph Group........................................        500          15,050
 *TRM Copy Centers Corp................................      1,000           1,500
 *#Trump Hotels & Casino Resorts, Inc..................      3,300           4,554
 *Tucows, Inc..........................................        500             240
 *Tumbleweed Communications Corp.......................        900           3,330
 *Turnstone Systems, Inc...............................      3,200          11,152
 Twin Disc, Inc........................................        200           2,634
 *Twinlab Corp.........................................      3,300           3,993
 *Tyler Technologies, Inc..............................      4,400          14,828
 *U.S. Aggregates, Inc.................................        700              63
 *U.S. Concrete, Inc...................................        500           3,250
 U.S. Industries, Inc..................................      9,200          20,240
 *#U.S. Office Products, Co............................      3,800              12
 *U.S. Vision, Inc.....................................      1,100           2,833
 UAL Corp..............................................      3,300          55,671
 *Ubics, Inc...........................................        200             107
 *#Ugly Duckling Corp..................................      2,000           5,170
 *UICI.................................................      4,500          64,350
 *Ultrafem, Inc........................................      1,000              17
 *Ultrak, Inc..........................................      1,400           2,233
 *Ultralife Batteries, Inc.............................      1,300           5,746
 *Ultratech Stepper, Inc...............................      1,600          23,176
 UMB Financial Corp....................................      1,900          79,249
 *#Unapix Entertainment, Inc...........................      1,000               7
 Unico American Corp...................................        500           3,100
 *Unifab International, Inc............................      1,000             770
 *Unifi, Inc...........................................      6,300          40,635
 Unifirst Corp.........................................      1,100          21,978
 *Unimark Group, Inc...................................      1,000             625
 *Uni-Marts, Inc.......................................        500           1,400
 *Union Acceptance Corp. Class A.......................        500           2,555
 *Uniroyal Technology Corp.............................        700           3,077
 *Unit Corp............................................      2,600          31,746
 *United American Healthcare Corp.,....................        700           3,563
 *United Auto Group, Inc...............................      5,000          88,750
 United Community Financial Corp.......................      3,700          26,825
 United Fire Casualty Co...............................      1,000          29,765
 United Industrial Corp................................      1,600          27,680
 *United Natural Foods, Inc............................        100           2,261
 *United Rentals, Inc..................................      1,000          21,770
 *United Retail Group, Inc.............................      1,100           8,058
 *United Therapeutics Corp.............................      1,000           9,085
 *Universal Access Global Holdings, Inc................      1,000           3,910
 *Universal American Financial Corp....................        700           4,967
 Universal Corp........................................      1,400          51,296
 Universal Forest Products, Inc........................      1,200          21,324

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Universal Stainless & Alloy Products, Inc............        800     $     5,648
 *Universal Standard Medical Labs, Inc.................        500               0
 *Unova, Inc...........................................      7,500          36,225
 *Urologix, Inc........................................        900          14,315
 *URS Corp.............................................      1,600          37,760
 *US Liquids, Inc......................................      1,500           7,950
 *US Oncology, Inc.....................................     10,648          68,041
 *US Xpress Enterprises, Inc. Class A..................      1,000           7,225
 *USA Truck, Inc.......................................      1,400          11,599
 Usec, Inc.............................................      9,700          75,951
 #USG Corp.............................................      1,300           6,656
 *Vail Resorts, Inc....................................      2,800          49,756
 *Value City Department Stores, Inc....................      3,300          19,965
 *Vans, Inc............................................      1,500          20,993
 *Variagenics, Inc.....................................        500           1,358
 *Variflex, Inc........................................      1,200           6,252
 *Varsity Brands, Inc..................................      1,700           2,686
 *Vectra Technologies, Inc.............................        500               2
 *Vencor, Inc..........................................      5,500              44
 *Verilink Corp........................................      1,200           1,260
 *#Veritas DGC, Inc....................................      1,600          25,360
 *Verticalbuyer Inc....................................         53               0
 Vesta Insurance Group, Inc............................      2,000          11,700
 *Vestcom International, Inc...........................      1,300           2,418
 *VIA NET.WORKS, Inc...................................        600             561
 *Vicon Industries, Inc................................        200             604
 *Video Display Corp...................................        360           1,836
 Vintage Petroleum, Inc................................      1,400          17,332
 Virco Manufacturing Corp..............................      1,316          10,870
 *#Vision Twenty-One, Inc..............................      1,000               8
 *Vista Medical Technologies, Inc......................        125             344
 Vital Signs, Inc......................................        200           5,842
 *Volt Information Sciences, Inc.......................      2,000          25,460
 *VTEL Corp............................................      2,600           9,308
 Wabash National Corp..................................      3,400          27,370
 *#Wackenhut Corp. Class A.............................        300           7,470
 *Wackenhut Corp. Class B Non-Voting...................      1,000          18,650
 Wallace Computer Services, Inc........................      6,500         111,215
 *#Warnaco Group, Inc..................................      2,100             152
 Warren Bancorp, Inc...................................        600           5,580
 *#Washington Group Intl., Inc.........................      5,300             204
 Washington Savings Bank FSB...........................        400           2,364
 *Waste Connections, Inc...............................      1,000          29,275
 *Waterlink, Inc.......................................      1,500             270
 Watsco, Inc. Class A..................................      2,500          32,125
 Watts Industries, Inc. Class A........................      1,600          21,216
 Wausau-Mosinee Paper Corp.............................      4,300          44,290
 Waypoint Financial Corp...............................      1,289          18,794
 *Webco Industries, Inc................................      1,000           2,725
 Weider Nutrition International, Inc...................      1,000           1,550
 *Weirton Steel Corp...................................      4,300           1,570
 Wellman, Inc..........................................      4,200          57,456
 *#Wells-Gardner Electronics Corp......................        231             617
 Werner Enterprises, Inc...............................      5,500         131,698
 *West Marine, Inc.....................................      2,100          27,279
 West Pharmaceutical Services, Inc.....................      1,500          40,800
 *Westaff, Inc.........................................        200             414
 Westbank Corp.........................................      1,000           9,400
 *Westcoast Hospitality Corp...........................      1,000           6,300
 Westcorp, Inc.........................................      3,360          59,472
 *Westell Technologies, Inc............................      4,500           9,968
                                                            SHARES           VALUE+
                                                            ------           ------

 *#Western Power & Equipment Corp......................        112     $        20
 *Western Water Co.....................................        500             233
 *#WHX Corp............................................      2,200           3,278
 *Wickes Lumber Co.....................................      1,200           3,480
 *Wild Oats Markets, Inc...............................      1,500          14,228
 *Willis Lease Finance Corp............................        500           1,620
 *Wilshire Financial Sevices Group, Inc................          8              15
 *Wilshire Oil Co. of Texas............................        515           1,674
 *#Wink Communications, Inc............................        600             783
 *Wiser Oil Co.........................................        800           3,904
 Wolohan Lumber Co.....................................        300           5,700
 *Wolverine Tube, Inc..................................      1,400          18,172
 Woodhead Industries, Inc..............................        500           8,148
 Woodward Governor Co..................................      1,000          51,625
 *Workflow Management, Inc.............................      1,000           3,040
 *Workgroup Technology Corp............................        225              66
 World Fuel Services Corp..............................      1,000          15,890
 *Worldwide Restaurant Concepts, Inc...................      2,400           2,880
 Worthington Industries, Inc...........................      6,300          93,240
 *Wyndham International, Inc...........................      7,500           4,425
 *Xetel Corp...........................................      1,300           1,008
 *#XO Communications, Inc..............................      5,400           5,562
 Yardville National Bancorp............................      1,000          12,325
 *Yellow Corp..........................................      3,400          83,334
 *York Group, Inc......................................        500           5,493
 *Zany Brainy, Inc.....................................      2,096              28
 *Zap.com Corp.........................................         46              17
 *Zapata Corp..........................................        230           5,106
 Zenith National Insurance Corp........................      1,500          40,050
 *Zoltek Companies, Inc................................      2,000           5,980
 *Zones, Inc...........................................        500             448
 *Zoran Corp...........................................        200           6,927
 *Zymetx, Inc..........................................        200             115
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $25,438,088)...................................                 24,622,909
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Imperial Sugar Co. Warrants 08/29/08.................         72               0
 *Tipperary Corp. Rights 11/30/01......................        645               0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          0
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.4%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $883,408) to be
   repurchased at $869,145
   (Cost $869,000).....................................     $  869         869,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $26,307,088)++.....                $25,491,909
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $26,307,088.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.4%)
 *3COM Corp............................................      1,700     $     7,607
 *ADC Telecommunications, Inc..........................     14,000          62,230
 *Adelphia Communications Corp. Class A................      5,200         130,546
 *Advanced Micro Devices, Inc..........................      2,900          39,324
 Aetna, Inc............................................      9,100         283,647
 AK Steel Holding Corp.................................     11,700         124,020
 *Alaska Air Group, Inc................................      1,900          54,435
 *Allegheny Corp.......................................        106          20,221
 Alliant Energy Corp...................................      5,000         140,500
 Allmerica Financial Corp..............................      2,500         107,225
 Allstate Corp.........................................     28,700         982,688
 Amerada Hess Corp.....................................      1,000          58,100
 American Financial Group, Inc.........................      3,500          86,030
 American National Insurance Co........................      1,610         127,423
 *American Tower Corp..................................      1,000           8,800
 *AMR Corp.............................................      9,900         211,464
 Anadarko Petroleum Corp...............................      2,500         129,750
 #*AOL Time Warner, Inc................................     30,700       1,071,430
 Apache Corp...........................................        500          22,995
 *Apple Computer, Inc..................................      1,000          21,295
 #*Applied Micro Circuits Corp.........................      3,000          40,875
 Arch Coal, Inc........................................        600          11,994
 Archer-Daniels Midland Co.............................     44,532         685,347
 #*Ariba, Inc..........................................        600           2,571
 *Arrow Electronics, Inc...............................        300           8,256
 Ashland, Inc..........................................      4,400         187,660
 Astoria Financial Corp................................      1,800          89,532
 AT & T Corp...........................................     48,300         844,767
 AT&T Wireless Services, Inc...........................     15,542         217,122
 *AutoNation, Inc......................................     36,000         398,160
 Avnet, Inc............................................        500          11,875
 Bear Stearns Companies, Inc...........................      6,910         397,325
 Belo (A.H.) Corp. Class A.............................      6,500         116,220
 Big Lots, Inc.........................................      6,400          60,160
 Boise Cascade Corp....................................      3,800         121,752
 Borg Warner Automotive, Inc...........................      1,400          64,400
 Bowater, Inc..........................................      2,700         129,843
 *Broadcom Corp........................................        600          26,397
 *Broadwing, Inc.......................................      1,700          16,184
 Brunswick Corp........................................      5,000          98,500
 Burlington Northern Santa Fe Corp.....................     24,600         721,026
 Centex Corp...........................................      3,500         158,165
 *CheckFree Corp.......................................      1,000          16,905
 *CIENA Corp...........................................      1,200          21,294
 Cincinnati Financial Corp.............................     10,690         412,313
 Circuit City Stores, Inc. (Carmax Group)..............        900          15,795
 *Clear Channel Communications, Inc....................     10,500         490,665
 *CNA Financial Corp...................................     12,000         336,000
 *CNET Networks, Inc...................................      2,140          16,018
 Coca-Cola Enterprises, Inc............................     28,300         493,835
 *Commerce One, Inc....................................        500           1,570
 Commercial Federal Corp...............................      3,200          81,408
 *Conseco, Inc.........................................     21,100          89,253
 Countrywide Credit Industries, Inc....................      7,300         310,104
 *Cox Communications, Inc..............................      1,300          50,635
 Crompton Corp.........................................      3,400          27,200
                                                            SHARES           VALUE+
                                                            ------           ------

 *Crown Castle International Corp......................      2,100     $    22,869
 CSX Corp..............................................     14,100         527,340
 Cummins Engine Co., Inc...............................      2,100          76,146
 *Curtiss-Wright Corp-Cl B W/I.........................        305          12,211
 Dana Corp.............................................      8,700         119,190
 Delta Air Lines, Inc..................................      5,900         170,982
 Devon Energy Corp.....................................        500          17,195
 Dillards, Inc. Class A................................      5,900          97,645
 Disney (Walt) Co......................................      2,000          40,940
 *E Trade Group, Inc...................................        900           7,200
 Eastman Chemical Co...................................      3,000         115,110
 *Extended Stay America, Inc...........................      5,800          91,060
 *Federated Department Stores, Inc.....................     12,300         455,100
 First American Financial Corp.........................      2,800          49,980
 Fluor Corp............................................      2,300          87,055
 *Foot Locker, Inc.....................................      9,300         150,102
 Ford Motor Co.........................................     31,100         589,034
 Fortune Brands, Inc...................................      8,400         329,868
 *Gateway, Inc.........................................      1,000           9,400
 GATX Corp.............................................      2,200          61,974
 General Motors Corp...................................     22,900       1,138,130
 *General Motors Corp. Class H.........................     18,900         272,160
 Georgia-Pacific Corp..................................     10,200         327,012
 Golden State Bancorp, Inc.............................      2,100          52,227
 Goodyear Tire & Rubber Co.............................      8,700         194,880
 Greenpoint Financial Corp.............................      4,800         172,032
 Harris Corp...........................................      3,200         102,080
 Hasbro, Inc...........................................      1,500          24,675
 Healthsouth Corp......................................     26,200         385,664
 *Hearst-Argyle Television, Inc........................      2,200          46,750
 Hibernia Corp.........................................      3,200          52,416
 Hilton Hotels Corp....................................      3,100          30,690
 Hollinger International, Inc. Class A.................      5,400          58,590
 Horton (D.R.), Inc....................................      7,259         203,397
 *Humana, Inc..........................................     11,200         140,896
 Huntington Bancshares, Inc............................        500           8,095
 *i2 Technologies Inc..................................      5,000          28,675
 IMC Global, Inc.......................................      7,800          91,650
 Independence Community Bank Corp......................      2,400          56,772
 Ingersoll-Rand Co.....................................      2,000          83,780
 *Ingram Micro, Inc....................................      5,000          77,000
 International Paper Co................................     29,463       1,177,047
 *JDS Uniphase Corp....................................     17,900         180,432
 *K Mart Corp..........................................     32,000         195,200
 *Kadant, Inc..........................................         61             840
 Kennametal, Inc.......................................      1,200          47,892
 *Key3Media Group, Inc.................................      3,150          14,459
 KeyCorp...............................................     21,700         496,930
 Lafarge Corp..........................................      5,900         216,117
 *Lear Corp............................................      3,900         139,425
 #Level 3 Communications, Inc..........................      3,800          21,185
 Liberty Financial Companies, Inc......................      2,700          90,099
 *Liberty Media Corp...................................     55,700         732,455
 Lincoln National Corp.................................      5,200         248,040
 Lockheed Martin Corp..................................      8,000         371,600
 Loews Corp............................................     12,800         727,424
 Louisiana-Pacific Corp................................      6,900          52,992
 *LSI Logic Corp.......................................        500           8,125

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Lubrizol Corp.........................................      2,000     $    63,780
 Lucent Technologies, Inc..............................     64,800         474,336
 Lyondell Chemical Co..................................      6,700          95,140
 *Mandalay Resort Group................................      6,000         129,600
 *Manor Care, Inc......................................      1,000          23,350
 Massey Energy Co......................................      2,300          40,871
 MBIA, Inc.............................................      6,600         336,138
 Mead Corp.............................................      6,200         191,704
 *Metro-Goldwyn-Mayer, Inc.............................      1,000          17,830
 *MGM Grand, Inc.......................................      2,000          52,700
 MONY Group, Inc.......................................      2,600          81,432
 Motorola, Inc.........................................      4,200          69,888
 Norfolk Southern Corp.................................     24,300         471,177
 #*NTL, Inc............................................      7,200          13,320
 Occidental Petroleum Corp.............................      3,000          75,000
 *Office Depot, Inc....................................      5,200          83,980
 Old Republic International Corp.......................      4,350         116,798
 Omnicare, Inc.........................................      6,100         130,418
 *Openwave Systems, Inc................................      1,400          15,309
 Pacific Century Financial Corp........................      5,200         131,040
 *Pactiv Corp..........................................     11,000         192,500
 *PanAmSat Corp........................................      1,000          20,620
 *Park Place Entertainment Corp........................      9,000          75,600
 Penney (J.C.) Co., Inc................................     16,600         420,644
 Penzoil Quaker State Co...............................      3,000          39,000
 PepsiAmericas, Inc....................................      1,300          16,341
 Phelps Dodge Corp.....................................      4,624         165,678
 Pulte Corp............................................      2,400          94,200
 Questar Corp..........................................      5,300         123,278
 Qwest Communications International, Inc...............     39,600         471,240
 Rayonier, Inc.........................................        700          32,011
 Raytheon Co...........................................     20,200         661,954
 *Redback Networks, Inc................................      3,600          15,084
 #*Rite Aid Corp.......................................      8,500          39,865
 RJ Reynolds Tobacco Holdings, Inc.....................      6,046         346,859
 Rockwell International Corp...........................      1,000          16,500
 Rohm & Haas Co........................................        900          31,950
 Ryder System, Inc.....................................      4,500          92,250
 Safeco Corp...........................................      7,800         250,731
 Saint Paul Companies, Inc.............................     14,712         692,641
 *Saks, Inc............................................     10,000          82,000
 Sears, Roebuck & Co...................................     15,800         719,058
 *Service Corp. International..........................      2,300          13,501
 *Six Flags, Inc.......................................      4,600          65,872
 *Smurfit-Stone Container Corp.........................      9,063         145,869
 #Sovereign Bancorp, Inc...............................     12,600         139,230
 Sprint Corp...........................................      8,000         174,320
 Starwood Hotels and Resorts Worldwide, Inc............     11,500         312,110
 Steelcase, Inc. Class A...............................      1,000          14,220
 Sunoco, Inc...........................................      5,100         186,456
 Supervalu, Inc........................................     10,000         226,700
 Temple-Inland, Inc....................................      2,900         165,706
 Textron, Inc..........................................      2,000          79,300
 *Thermo-Electron Corp.................................      1,000          21,700
 Thomas & Betts Corp...................................      1,800          36,738
                                                            SHARES           VALUE+
                                                            ------           ------

 Tidewater, Inc........................................      2,100     $    59,850
 *Toys R Us, Inc.......................................     14,100         303,291
 Transocean Sedco Forex, Inc...........................      1,300          36,790
 Tribune Co............................................      1,000          36,100
 TRW, Inc..............................................      1,400          54,628
 Tyson Foods, Inc. Class A.............................      9,881         118,868
 UAL Corp..............................................      3,600          60,732
 #Ultramar Diamond Shamrock Corp.......................      5,800         278,400
 Union Pacific Corp....................................     16,400         902,820
 Unionbancal Corp......................................      1,000          36,740
 *Unisys Corp..........................................      2,100          24,990
 *United Rentals, Inc..................................      4,000          87,080
 Unitrin, Inc..........................................      4,700         182,830
 UnumProvident Corp....................................     14,982         386,536
 USX-Marathon Group, Inc...............................     14,000         383,600
 USX-US Steel Group....................................      5,700          96,273
 #Valero Energy Corp...................................      4,200         147,000
 Valhi, Inc............................................      6,500          83,525
 *VeriSign, Inc........................................      5,200         194,688
 *Viacom, Inc. Class A.................................      1,000          43,730
 *Viacom, Inc. Class B.................................     12,900         563,085
 *Viasys Healthcare, Inc...............................        146           2,597
 *Vishay Intertechnology, Inc..........................      2,000          36,760
 Visteon Corp..........................................      4,045          55,821
 Wachovia Corp.........................................        800          24,760
 *WebMD Corp...........................................      6,200          30,845
 Weis Markets, Inc.....................................      1,700          47,600
 Wesco Financial Corp..................................        400         124,000
 Westvaco Corp.........................................      6,950         198,840
 Weyerhaeuser Co.......................................      3,300         174,405
 *WorldCom, Inc........................................     62,100         903,555
 WorldCom, Inc.........................................      1,384          18,137
 Worthington Industries, Inc...........................      2,700          39,960
 Xerox Corp............................................      2,000          16,800
 York International Corp...............................      1,400          51,100
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $36,631,298)...................................                 36,361,363
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.6%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $590,250) to be
   repurchased at $581,097
   (Cost $581,000).....................................     $  581         581,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $37,212,298)++.....                $36,942,363
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $37,212,654.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (22.3%)
COMMON STOCKS -- (22.0%)
 3I Group P.L.C........................................      6,048     $    75,297
 #AWG P.L.C............................................      2,025          15,883
 Abbey National P.L.C..................................      9,155         127,688
 Aggregate Industries P.L.C............................     16,929          19,797
 Alliance & Leicester P.L.C............................      5,000          54,406
 *Arcadia Group P.L.C..................................      2,337           8,199
 Associated British Foods P.L.C........................      8,800          64,380
 Associated British Ports Holdings P.L.C...............      4,600          25,962
 BAA P.L.C.............................................     14,576         122,747
 BAE Systems P.L.C.....................................     24,300         110,547
 BG Group P.L.C........................................     34,588         130,221
 BOC Group P.L.C.......................................      7,073         107,122
 BPB P.L.C.............................................      6,900          28,290
 Barclays P.L.C........................................         64           1,962
 Barratt Developments P.L.C............................      6,000          31,745
 Berkeley Group P.L.C..................................      1,590          14,376
 Britannic P.L.C.......................................      2,600          29,793
 British Airways P.L.C.................................     14,189          41,178
 British Land Co. P.L.C................................      5,766          38,566
 CGU P.L.C.............................................     34,174         407,187
 Cable and Wireless P.L.C..............................     20,200          95,136
 Chelsfield P.L.C......................................      3,064          12,606
 *Colt Telecom Group PLC...............................      9,600          18,962
 Cookson Group P.L.C...................................     10,539          11,949
 *Corus Group P.L.C....................................     49,343          47,147
 DeVere Group P.L.C....................................      1,125           4,492
 Debenhams P.L.C.......................................      4,913          26,625
 Enterprise Oil P.L.C..................................      3,000          18,226
 GKN P.L.C.............................................      5,000          19,930
 HBOS P.L.C............................................      7,000          82,358
 Hammerson P.L.C.......................................      3,800          24,847
 Hanson P.L.C..........................................      8,200          55,225
 Hilton Group P.L.C....................................     22,165          66,380
 Inchcape P.L.C........................................        833           6,563
 *International Power P.L.C............................     14,526          42,933
 Johnson Matthey P.L.C.................................      3,047          42,106
 Kelda Group P.L.C.....................................      3,261          15,928
 Lattice Group P.L.C...................................     34,588          74,976
 Liberty International P.L.C...........................      5,856          40,921
 Lonmin P.L.C..........................................      1,763          23,634
 *Lonrho Africa P.L.C..................................      1,587             260
 Marconi P.L.C.........................................     11,000           5,491
 Marks & Spencer P.L.C.................................     45,076         224,027
 Millennium and Copthorne Hotels P.L.C.................      3,529          13,765
 Mothercare P.L.C......................................        921           2,824
 Northern Rock P.L.C...................................      4,000          32,972
 P & 0 Princess Cruises P.L.C..........................      8,701          45,291
 Pearson P.L.C.........................................      6,063          71,506
 Peninsular & Oriental Steam Navigation Co. P.L.C......      9,118          32,346
 Pilkington P.L.C......................................      9,297          14,385
 Powergen P.L.C........................................      6,727          71,135
 RMC Group P.L.C.......................................      2,000          17,826
 Railtrack Group P.L.C.................................      7,455          29,769
 Rank Group P.L.C......................................      9,535          31,139
                                                            SHARES           VALUE+
                                                            ------           ------

 Rolls-Royce P.L.C.....................................     20,888     $    48,481
 Royal & Sun Alliance Insurance Group P.L.C............     22,755         129,966
 Royal Bank of Scotland Group P.L.C....................     14,958         346,640
 Royal Bank of Scotland P.L.C..........................     14,625          16,164
 Safeway P.L.C.........................................     16,389          71,637
 Sainsbury (J.) P.L.C..................................     27,251         139,906
 Scottish & Newcastle P.L.C............................      8,762          63,102
 Scottish Power P.L.C..................................     13,050          73,047
 Seibe P.L.C...........................................      7,145          10,037
 Selfridges P.L.C......................................      1,210           5,418
 Severn Trent P.L.C....................................      2,995          29,343
 Signet Group P.L.C....................................     24,000          30,290
 Six Continents P.L.C..................................     10,027         101,527
 Slough Estates P.L.C..................................      4,000          18,539
 *Somerfield P.L.C.....................................      6,000           7,615
 Standard Chartered P.L.C..............................      6,267          71,946
 Tate & Lyle P.L.C.....................................      4,000          19,281
 Taylor Woodrow P.L.C..................................      7,665          17,326
 Thistle Hotels P.L.C..................................      5,457           8,911
 Trinity P.L.C.........................................      1,950          11,930
 Uniq P.L.C............................................      1,300           3,087
 United Utilities P.L.C................................      4,670          42,157
 Vodafone Group P.L.C..................................    261,000         669,985
 Whitbread P.L.C.......................................      4,273          32,754
 Wincanton P.L.C.......................................      1,300           3,615
 Wolseley P.L.C........................................      4,331          31,099
 XANSA P.L.C...........................................      4,030          18,822
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $5,343,057)....................................                  4,801,651
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.3%)
 *British Pound Sterling
   (Cost $73,912)......................................                     73,633
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $5,416,969)....................................                  4,875,284
                                                                       -----------
JAPAN -- (19.4%)
COMMON STOCKS -- (19.4%)
 AIOI Insurance Co., Ltd...............................      8,500          18,020
 #Aichi Steel Works, Ltd...............................      4,000          22,905
 Aisin Seiki Co., Ltd..................................      2,000          21,541
 Amada Co., Ltd........................................      3,000          13,962
 Aoyama Trading Co., Ltd...............................      1,100          11,338
 *Asahi Bank, Ltd......................................     44,000          34,667
 *Ashikaga Bank, Ltd...................................      9,000           8,772
 Bank of Kyoto, Ltd....................................      5,000          21,321
 Bank of Yokohama, Ltd.................................     15,000          50,440
 Canon Sales Co., Inc..................................      2,000          15,108
 Casio Computer Co., Ltd...............................      3,000          15,741
 Chiba Bank, Ltd.......................................     10,000          32,896
 Chudenko Corp.........................................      1,030          15,812
 Chugoku Bank, Ltd.....................................      2,400          15,595
 Chuo Mitsui Trust & Banking Co., Ltd..................      7,000           7,221
 Citizen Watch Co., Ltd................................      3,000          15,790
 Coca-Cola West Japan Co., Ltd.........................      1,000          19,941
 Cosmo Oil Co., Ltd....................................     10,000          17,788
 Dai Nippon Printing Co., Ltd..........................     13,000         139,275
 Daicel Chemical Industries, Ltd.......................      4,000          12,379

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daido Steel Co., Ltd..................................      5,000     $     8,407
 Daishi Bank, Ltd......................................      5,000          16,773
 Daito Trust Construction Co., Ltd.....................      2,916          45,712
 *#Daiwa Bank, Ltd.....................................     26,000          21,963
 Daiwa House Industry Co., Ltd.........................      7,000          42,643
 Dowa Fire & Marine Insurance Co., Ltd.................      5,000          21,728
 Ezaki Glico Co., Ltd..................................      2,200          10,454
 Fukuoka Bank, Ltd.....................................     11,000          41,546
 *Fukuoka City Bank, Ltd...............................      4,712          12,630
 Fukuyama Transporting Co., Ltd........................      4,000          14,750
 Gunma Bank, Ltd.......................................      5,000          25,180
 Gunze, Ltd............................................      4,000          14,815
 Hachijuni Bank, Ltd...................................      9,000          44,738
 Higo Bank, Ltd........................................      3,000           9,162
 #Hiroshima Bank, Ltd..................................     11,000          37,079
 Hitachi Cable, Ltd....................................      5,000          17,951
 Hitachi Koki Co., Ltd.................................      2,000           6,011
 Hitachi Maxell, Ltd...................................      1,000          13,118
 Hitachi Metals, Ltd...................................      5,000          15,636
 Hitachi Transport System, Ltd.........................      2,000           9,828
 Hitachi, Ltd..........................................     61,000         450,877
 Hokkoku Bank, Ltd.....................................      5,000          17,869
 *Hokuriku Bank, Ltd...................................      7,000           8,415
 House Foods Corp......................................      2,000          18,519
 Hyakugo Bank, Ltd. (105th Bank).......................      4,000          15,075
 Hyakujishi Bank, Ltd..................................      3,000          16,643
 Iyo Bank, Ltd.........................................      4,000          21,443
 Joyo Bank, Ltd........................................     10,000          29,566
 Juroku Bank, Ltd......................................      5,000          19,088
 Kajima Corp...........................................     13,000          41,181
 Kamigumi Co., Ltd.....................................      4,000          16,732
 Kandenko Co., Ltd.....................................      3,000          13,841
 *Kawasaki Heavy Industries, Ltd.......................     16,000          16,375
 Kinden Corp...........................................      2,000          10,315
 Kiyo Bank, Ltd........................................      5,000          10,153
 *Kobe Steel, Ltd......................................     45,000          19,007
 Kokusai Securities Co., Ltd...........................      2,000          13,288
 Kokuyo Co., Ltd.......................................      2,000          17,772
 Komatsu, Ltd..........................................     14,000          47,078
 Komori Corp...........................................      1,000          10,722
 Konica Corp...........................................      5,000          28,104
 Kuraray Co., Ltd......................................      6,000          39,231
 Kyudenko Corp.........................................      2,000           7,148
 Kyushu Matsushita Electric Co., Ltd...................      2,000          13,613
 Lion Corp.............................................      5,000          18,966
 Maeda Corp............................................      2,000           7,310
 Makita Corp...........................................      2,000          11,843
 *Marubeni Corp........................................     22,000          18,763
 Maruetsu, Inc.........................................      3,000           8,114
 Matsushita Electric Industrial Co., Ltd...............     38,000         504,647
 Matsushita-Kotobuki Electronics Industries, Ltd.......      2,000          14,377
 Mitsubishi Gas Chemical Co., Inc......................      5,000           9,666
 Mitsubishi Heavy Industries, Ltd......................     56,000         155,106
 Mitsubishi Materials Corp.............................     20,000          30,540
 *Mitsubishi Motors Corp...............................     14,000          26,950
 Mitsui Chemicals, Inc.................................     14,000          44,917
 Mizuho Holdings, Inc..................................         12          30,215
 Mizuno Corp...........................................      2,000           5,247
 *NKK Corp.............................................     64,000          38,468
                                                            SHARES           VALUE+
                                                            ------           ------

 NTN Corp..............................................      4,000     $     7,310
 Nagase & Co., Ltd.....................................      2,000           8,837
 #Nanto Bank, Ltd......................................      3,000           8,967
 New Japan Securities Co., Ltd.........................     11,000          18,674
 *Nichimen Corp........................................      5,000           4,467
 *Nippon Light Metal Co., Ltd..........................      8,000           5,978
 Nippon Mitsubishi Oil Co..............................     26,100         120,202
 Nippon Shinpan Co., Ltd...............................      6,000           8,772
 Nishimatsu Construction Co., Ltd......................      4,000          13,223
 Nishi-Nippon Bank, Ltd................................      6,000          18,275
 Nisshin Seifun Group, Inc.............................      3,000          19,396
 Nisshin Steel Co., Ltd................................     12,000           6,628
 Nisshinbo Industries, Inc.............................      3,000          12,915
 Nittetsu Mining Co., Ltd..............................      2,000           3,541
 Nitto Boseki Co., Ltd.................................      7,000           6,766
 Obayashi Corp.........................................      9,000          33,042
 Okumura Corp..........................................      4,000          11,924
 Onward Kashiyama Co., Ltd.............................      2,000          21,102
 San In Godo Bank, Ltd.................................      3,000          11,209
 *Sankyo Aluminum Industry Co., Ltd....................      3,000           1,267
 Sanwa Shutter Corp....................................      3,000           6,872
 Seino Transportation Co., Ltd.........................      2,000           9,260
 Sekisui Chemical Co., Ltd.............................      8,000          23,068
 Sekisui House, Ltd....................................     13,000          99,256
 Seventy-seven (77) Bank, Ltd..........................      4,000          18,649
 Shiga Bank, Ltd.......................................      4,000          13,906
 Shimizu Corp..........................................     12,000          48,247
 *Shinmaywa Industries, Ltd............................      2,000           3,298
 Shiseido Co., Ltd.....................................      7,000          67,887
 Showa Shell Sekiyu KK.................................      3,000          19,445
 *Snow Brand Milk Products Co., Ltd....................      4,000           7,375
 Sumitomo Bank, Ltd....................................     25,800         140,405
 Sumitomo Forestry Co., Ltd............................      3,000          17,959
 *Sumitomo Metal Industries, Ltd. Osaka................     50,000          19,088
 Sumitomo Metal Mining Co., Ltd........................     10,000          34,845
 Sumitomo Realty & Development Co., Ltd................      7,000          39,857
 Taiheiyo Cement Corp..................................     11,600          17,996
 Taisei Corp...........................................     14,000          38,435
 Takashimaya Co., Ltd..................................      3,000          18,933
 Tanabe Seiyaku Co., Ltd...............................      4,000          36,778
 Toda Corp.............................................      4,000          12,249
 Tokyo Steel Manufacturing Co., Ltd....................      1,500           4,130
 Tokyo Style Co., Ltd..................................      1,000           8,691
 Tokyo Tatemono Co., Ltd...............................      4,000           6,336
 Toppan Printing Co., Ltd..............................     12,000         109,653
 Tostem Corp...........................................      4,848          65,682
 Toto, Ltd.............................................      3,000          16,131
 *Toyo Engineering Corp................................      3,000           3,728
 Toyo Seikan Kaisha, Ltd...............................      3,100          40,841
 Toyota Tsusho Corp....................................      4,000          16,440
 *UFJ Holdings, Inc....................................          5          16,728
 UNY Co., Ltd..........................................      2,000          21,914
 Victor Co. of Japan, Ltd..............................      2,000           6,660
 Wacoal Corp...........................................      2,000          19,234
 Yamaguchi Bank, Ltd...................................      2,000          13,175
 Yamaha Corp...........................................      2,000          16,862
 Yamato Kogyo Co., Ltd.................................      2,000           7,570
 Yamazaki Baking Co., Ltd..............................      2,000          13,402

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Yodogawa Steel Works, Ltd.............................      4,000     $     8,155
 Yokogawa Electric Corp................................      3,000          24,343
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,584,951)....................................                  4,223,798
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $1,649).......................................                      1,631
                                                                       -----------
TOTAL -- JAPAN
  (Cost $6,586,600)....................................                  4,225,429
                                                                       -----------
FRANCE -- (11.0%)
COMMON STOCKS -- (11.0%)
 AGF (Assurances Generales de France SA)...............      2,435         119,916
 Alcatel SA............................................      3,600          65,694
 Banque Nationale de Paris SA..........................      5,875         515,526
 *Beghin-Say...........................................        300          10,772
 *Cereol...............................................        300           8,005
 *Cerestar.............................................        300           8,376
 Cie de Saint-Gobain...................................      1,213         176,929
 Credit Lyonnais SA....................................      1,300          43,662
 Dior (Christian) SA...................................      1,200          36,822
 *Euro Disney SCA......................................     15,675          13,474
 France Telecom SA.....................................      4,000         157,948
 Gecina SA.............................................        200          16,126
 Generale des Establissements Michelin SA Series B.....      2,000          65,418
 Imerys SA.............................................        200          19,430
 LaFarge SA............................................        201          18,447
 Lafarge SA............................................      1,316         118,365
 Lafarge SA Prime Fidelite.............................        305          27,433
 Lagardere SCA.........................................        550          22,777
 Pechiney SA Series A..................................      1,100          53,679
 Pernod-Ricard SA......................................        800          59,096
 Peugeot SA............................................      3,600         152,404
 *Provimi SA...........................................        300           4,814
 Rallye SA.............................................        400          18,087
 Remy Cointreau SA.....................................        600          13,974
 Schneider SA..........................................        620          28,368
 Societe BIC SA........................................        700          23,191
 Societe des Ciments de Francais.......................        500          21,154
 Societe Generale, Paris...............................      5,312         289,187
 Unibail SA............................................        600          30,730
 Usinor SA.............................................      2,700          33,894
 Valeo SA..............................................      1,200          45,397
 Vivendi Universal SA..................................      3,730         190,872
                                                                       -----------
TOTAL -- FRANCE
  (Cost $2,056,363)....................................                  2,409,967
                                                                       -----------
GERMANY -- (8.2%)
COMMON STOCKS -- (8.2%)
 Allianz AG............................................        250          58,873
 BASF AG...............................................     10,650         409,571
 *Bankgesellschaft Berlin AG...........................      2,700           6,479
 Bayer AG..............................................      3,500         113,447
 Bayerische Vereinsbank AG.............................      1,900          61,671
 Berliner Kraft & Licht Bewag AG.......................      2,000          22,206
 Bilfinger & Berger Bau AG, Mannheim...................        600          13,001
                                                            SHARES           VALUE+
                                                            ------           ------

 Commerzbank AG........................................      7,850     $   136,360
 DaimlerChrysler AG, Stuttgart.........................      3,080         129,342
 Deutsche Bank AG......................................      7,222         467,533
 Deutsche Lufthansa AG.................................      4,100          53,782
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......        500          28,563
 FPB Holding AG........................................        200          28,313
 Hochtief AG...........................................      1,200          16,977
 Linde AG..............................................      1,333          57,291
 MAN AG................................................      1,000          20,012
 Merck KGAA............................................        700          25,635
 ThyssenKrupp AG.......................................      5,500          78,303
 Veba AG...............................................        800          40,329
 Vereins & Westbank AG.................................      1,206          30,236
                                                                       -----------
TOTAL -- GERMANY
  (Cost $2,081,259)....................................                  1,797,924
                                                                       -----------
NETHERLANDS -- (5.7%)
COMMON STOCKS -- (5.7%)
 ABN-AMRO Holding NV...................................      9,373         152,325
 Buhrmann NV...........................................      2,180          22,214
 DSM NV................................................      1,763          62,828
 Fortis (NL)...........................................      6,944         162,032
 Heineken Holding Nv-A.................................      3,906         108,420
 Ing Groep NV..........................................     12,752         333,410
 KLM (Koninklijke Luchtvaart Mij) NV...................      1,475          17,869
 *Koninklijke KPN NV...................................      9,143          41,752
 Koninklijke Philips Electronics NV....................     11,794         322,090
 Vnu NV................................................        960          30,945
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $980,186)......................................                  1,253,885
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke KPN NV Rights 12/04/01
   (Cost $0)...........................................      9,143               0
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $980,186)......................................                  1,253,885
                                                                       -----------
SWITZERLAND -- (5.6%)
COMMON STOCKS -- (5.4%)
 Ascom Holding AG......................................      1,000          22,104
 Baloise-Holding.......................................      3,600         321,352
 Banque Cantonale Vaudois..............................        110          22,343
 Ciba Spezialitaetenchemie Holding AG..................        700          43,357
 Cie Financiere Richemont AG Series A..................     16,000         303,135
 Clariant AG...........................................        800          14,914
 Givaudan SA, Vernier..................................         72          22,079
 Helvetia Patria Holding...............................        280          44,547
 Intershop Holding AG, Zuerich.........................         40          20,646
 Pargesa Holding SA, Geneve............................         50          98,070
 Schindler Holding AG, Hergiswil Partizipsch...........         25          35,144
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        120          55,818
 Sig Holding AG........................................        400          34,491
 Sulzer AG, Winterthur.................................        170          25,085
 Sulzer Medic AG.......................................        340          13,307
 Unaxis Holding AG.....................................        500          50,553

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Valora Holding AG.....................................        160     $    25,650
 Zurich Versicherungs-Gesellschaft - Allied AG.........        116          29,550
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,065,387)....................................                  1,182,145
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swiss Francs
   (Cost $39,949)......................................                     40,005
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $1,105,336)....................................                  1,222,150
                                                                       -----------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 *Alitalia Linee Aeree Italiane SpA Series A...........     20,000          18,947
 Banca di Roma SpA.....................................     25,625          57,132
 *Banca Popolare di Lodi Scarl.........................      3,000          23,934
 Banca Popolare di Milano..............................      4,080          14,321
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................      5,000          46,113
 Banca Toscana.........................................      7,500          25,116
 CIR SpA (Cie Industriale Riunite), Torino.............     15,000          13,458
 Cia Assicuratrice Unipol SpA..........................      6,500          21,767
 Fiat SpA..............................................      8,260         137,196
 IFIL Finanziaria Partecipazioni SpA...................      4,500          22,806
 *Immsi SpA............................................      3,500           2,303
 Ing C.Olivetti & C SpA, Ivrea.........................     69,000          82,850
 Intesabci SpA.........................................      9,059          22,023
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      5,200          39,903
 Milano Assicurazioni SpA..............................      6,000          18,212
 Parmalat Finanziaria SpA..............................     10,400          28,123
 Pirelli SpA...........................................     40,000          67,155
 RAS SpA (Riunione Adriatica di Sicurta)...............     13,800         167,925
 Rinascente per l'Esercizio di Grande Magazzini SpA....      5,000          18,624
 SAI SpA (Sta Assicuratrice Industriale), Torino.......      1,500          20,549
 SNIA SpA..............................................      7,800          10,357
 *Sirti SpA............................................      3,500           3,071
                                                                       -----------
TOTAL -- ITALY
  (Cost $1,052,203)....................................                    861,885
                                                                       -----------
AUSTRALIA -- (3.6%)
COMMON STOCKS -- (3.6%)
 AXA Asia Pac Hldgs....................................     14,000          19,296
 Amcor, Ltd............................................      4,667          17,009
 Boral, Ltd............................................      4,785           8,063
 CSR, Ltd..............................................     16,261          56,497
 Commonwealth Bank of Australia........................     10,211         151,892
 Goodman Fielder, Ltd..................................     21,295          15,395
 Hanson P.L.C..........................................        804           5,311
 Lion Nathan, Ltd......................................      7,600          17,472
 MIM Holdings..........................................     12,721           7,278
 Mayne Nickless, Ltd...................................      5,968          22,439
 Normandy Mining, Ltd..................................     29,344          24,419
 Orica, Ltd............................................      3,363          12,073
 Origin Energy, Ltd....................................      4,863           7,335
 Pacific Dunlop, Ltd...................................     14,501           7,316
                                                            SHARES           VALUE+
                                                            ------           ------

 Paperlinx, Ltd........................................      1,480     $     3,615
 *Pasminco, Ltd........................................     16,755             436
 Publishing and Broadcasting, Ltd......................      5,238          27,570
 Quantas Airways, Ltd..................................     17,248          34,987
 Rio Tinto, Ltd........................................      9,591         173,178
 Santos, Ltd...........................................      8,775          29,397
 St. George Bank, Ltd..................................      6,636          57,792
 WMC, Ltd..............................................     16,569          81,352
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $756,893)......................................                    780,122
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $10,442)......................................                     10,835
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $767,335)......................................                    790,957
                                                                       -----------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 Aceralia Corporacion Siderurgica SA...................      1,600          24,527
 Acerinox SA...........................................      2,500          78,347
 Aguas de Barcelona SA.................................      1,717          22,554
 Aurea Concesiones de Infraestructuras del Estado SA...      4,200          86,495
 Autopistas Concesionaria
   Espanola SA.........................................      8,386          82,297
 Banco Pastor SA.......................................      1,200          16,547
 #Cia Espanola de Petroleous SA........................     17,100         192,770
 Grupo Dragados SA, Madrid.............................      7,500          93,009
 Repsol SA.............................................      5,100          71,695
 *Societe General de Aguas de Barcelona SA Issue 01....         17             221
 *Terra Networks SA....................................      3,100          25,897
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $659,545)......................................                    694,359
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Sociedad General de Aguas de Barcelona SA Rights
   11/26/01
   (Cost $0)...........................................         17               2
                                                                       -----------
TOTAL -- SPAIN
  (Cost $659,545)......................................                    694,361
                                                                       -----------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Assidoman AB..........................................      4,810         115,703
 Atlas Copco AB Series A...............................      1,200          25,159
 Avesta Polarit........................................      2,000           7,862
 *Billerud AB..........................................      2,220          13,298
 Gambro AB Series A....................................      2,500          16,029
 Holmen AB Series B....................................      2,300          51,343
 SSAB Swedish Steel Series A...........................      1,200          10,951
 Skandinaviska Enskilda Banken Series A................      4,700          41,351
 Svenska Cellulosa AB Series B.........................      2,900          72,744
 Svenska Kullagerfabriken AB Series B..................      1,900          33,878
 Trelleborg AB Series B................................      1,400          10,876
 Volvo AB Series A.....................................      2,400          35,942
 Volvo AB Series B.....................................      5,100          80,524
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $627,036)......................................                    515,660
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
HONG KONG -- (2.1%)
COMMON STOCKS -- (2.1%)
 Amoy Properties, Ltd..................................     68,000     $    68,885
 *Chinese Estates Holdings, Ltd........................     27,834           2,677
 Great Eagle Holdings, Ltd.............................      7,752           8,300
 Hang Lung Development Co., Ltd........................     25,000          21,318
 Hong Kong and Shanghai Hotels, Ltd....................     18,416           6,081
 Hopewell Holdings, Ltd................................     14,000           7,764
 Hysan Development Co., Ltd............................     18,190          16,677
 Kerry Properties, Ltd.................................     14,313          13,031
 New World Development Co., Ltd........................      9,092           7,520
 *Paliburg Holdings, Ltd...............................     45,000             762
 Shangri-La Asia, Ltd..................................     30,000          18,561
 Sino Land Co., Ltd....................................     46,570          15,228
 Swire Pacific, Ltd. Series A..........................     22,000         106,917
 Tsim Sha Tsui Properties, Ltd.........................     12,000           9,463
 Wharf Holdings, Ltd...................................     52,457         113,005
 Wheelock and Co., Ltd.................................     34,000          27,685
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $817,589)......................................                    443,874
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $4,102).......................................                      4,103
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $821,691)......................................                    447,977
                                                                       -----------
FINLAND -- (2.0%)
COMMON STOCKS -- (2.0%)
 Fortum Oyj............................................     42,280         193,073
 Huhtamaki Van Leer Oyj................................      1,300          38,285
 #Kemira Oyj...........................................      3,800          28,411
 Kesko Oyj.............................................      4,800          39,455
 Metra Oyj Series B....................................      1,400          25,134
 Metsa-Serla Oyj Series B..............................      6,800          42,621
 Metso Oyj.............................................      2,997          28,848
 Outokumpu Oyj Series A................................      5,000          49,918
                                                                       -----------
TOTAL -- FINLAND
  (Cost $500,052)......................................                    445,745
                                                                       -----------
BELGIUM -- (1.8%)
COMMON STOCKS -- (1.8%)
 Bekaert SA............................................      1,000          33,022
 Cofinimmo SA..........................................        220          19,088
 Glaverbel SA..........................................        200          18,804
 Groupe Bruxelles Lambert..............................      1,600          82,950
 Solvay SA.............................................      2,300         131,597
 Suez (ex Suez Lyonnaise des Eaux).....................      2,500          76,109
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............      2,500              22
 Union Miniere SA......................................        600          23,273
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $413,879)......................................                    384,865
                                                                       -----------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
 Danisco A.S...........................................        870          31,082
 Danske Bank A.S.......................................      8,300         131,292
 *Jyske Bank A.S.......................................      1,500          32,208
 Nordic Baltic Holding AB..............................     14,330          71,709
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $220,355)......................................                    266,291
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $638).........................................                $       640
                                                                       -----------
TOTAL -- DENMARK
  (Cost $220,993)......................................                    266,931
                                                                       -----------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Fraser & Neave, Ltd...................................     10,000          40,413
 Keppel Corp., Ltd.....................................     24,000          34,865
 Keppel Land, Ltd......................................     29,000          26,132
 *Neptune Orient Lines, Ltd............................     23,000          11,054
 Singapore Land, Ltd...................................      9,000          16,810
 United Industrial Corp., Ltd..........................     43,000          15,851
 United Overseas Land, Ltd.............................     12,000          11,665
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $324,251)......................................                    156,790
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $162).........................................                        162
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $324,413)......................................                    156,952
                                                                       -----------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................      3,529          36,717
 Independent News & Media P.L.C........................     10,385          17,110
 Irish Permanent P.L.C.................................      1,500          16,789
 Jefferson Smurfit Group P.L.C.........................     33,549          71,795
                                                                       -----------
TOTAL -- IRELAND
  (Cost $179,401)......................................                    142,411
                                                                       -----------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................      1,200          20,420
 Norske Skogindustrier ASA Series A....................      1,600          27,763
 *Petroleum Geo Services ASA...........................      1,600          10,210
 Storebrand ASA........................................      5,000          27,652
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $92,150).......................................                     86,045
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *Norwegian Krone
   (Cost $49,643)......................................                     49,775
                                                                       -----------
TOTAL -- NORWAY
  (Cost $141,793)......................................                    135,820
                                                                       -----------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............      3,200          39,827
 *Portugal Telecom SA..................................      4,794          36,530
                                                                       -----------
TOTAL -- PORTUGAL
  (Cost $74,690).......................................                     76,357
                                                                       -----------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
 *Euro Currency
   (Cost $60,169)......................................                     60,697
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $30,613)......................................     24,100     $    17,439
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $2,192).......................................                      2,010
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $32,805).......................................                     19,449
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.7%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $1,043,153) to be
   repurchased at $1,027,171
   (Cost $1,027,000)...................................    $ 1,027       1,027,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $25,129,718)++.....                $21,811,706
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $25,158,674.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (29.7%)
COMMON STOCKS -- (29.7%)
    Achilles Corp......................................      6,000     $     7,554
    Advan Co., Ltd.....................................      2,000          23,929
    Aica Kogyo Co., Ltd................................      3,000          19,006
    Aichi Tokei Denki Co., Ltd.........................      3,000           5,678
    Aida Engineering, Ltd..............................      3,000           8,455
    *Akai Electric Co., Ltd............................      9,000              73
    Amada Co., Ltd.....................................        381           1,773
    Amada Sonoike Co., Ltd.............................      7,000          12,963
    #*Arai-Gumi, Ltd...................................      1,200             819
    #Asahi Denka Kogyo KK..............................      3,000          17,764
    Asahi Diamond Industrial Co., Ltd..................      5,000          21,606
    Asahi Kogyosha Co., Ltd............................      3,000           6,872
    *Asahi Optical Co., Ltd............................      5,000           7,066
    Asahi Organic Chemicals Industry Co., Ltd..........      3,000           7,164
    Ashimori Industry Co., Ltd.........................      3,000           4,094
    *Asics Corp........................................      7,000           5,401
    Azel Corp., Tokyo..................................      2,000           1,673
    Bando Chemical Industries, Ltd.....................      5,000           9,057
    CKD Corp...........................................      2,000           6,059
    *CMK Corp..........................................      3,000          22,418
    Central Finance Co., Ltd...........................      4,000          12,671
    #*Chiba Kogyo Bank, Ltd............................        800           4,776
    *Chiyoda Corp......................................      6,000           6,823
    *Chori Co., Ltd....................................      5,000           3,493
    *Chugai Mining Co., Ltd............................     50,000          17,057
    Chukyo Sogo Bank, Ltd..............................      5,000          17,951
    #*Clarion Co., Ltd.................................     10,000           9,422
    *Coca Cola Central Japan Co., Ltd..................          3          17,618
    Dai-Dan Co., Ltd...................................      3,000          11,087
    #Daido Hoxan, Inc..................................      4,000          18,259
    Daihen Corp........................................     11,000          13,045
    Daiken Corp........................................      9,000          23,466
    #*Daikyo, Inc......................................     14,000          11,258
    Dainichiseika Colour & Chemicals Manufacturing Co.,
      Ltd..............................................      4,000          12,086
    Daisan Bank, Ltd...................................      4,000          14,620
    Daiwa House Industry Co., Ltd......................      1,500           9,138
    Daiwa Kosho Lease Co., Ltd.........................      8,000          19,364
    *Daiwabo Co., Ltd..................................      8,000           5,978
    Denki Kogyo Co., Ltd...............................      3,000          12,915
    #Deodeo Corp.......................................      3,700          17,040
    Exedy Corp.........................................      4,000          18,032
    *FDK Corp..........................................      7,000          18,422
    France Bed Co., Ltd................................      4,000           9,747
    *Fuji Kosan Co., Ltd...............................      6,000           4,142
    Fuji Kyuko Co., Ltd................................      5,000          17,341
    *Fuji Spinning Co., Ltd., Tokyo....................      4,000           1,722
    Fujicco Co., Ltd...................................      2,000          19,234
    *Fujiko Co., Ltd...................................      4,000              65
    Fujirebio, Inc.....................................      1,000           8,886
    Fujitsu Business Systems, Ltd......................      2,000          17,544
    Fujiya Co., Ltd....................................     10,000          16,164
    *Furukawa Battery Co., Ltd.........................      3,000           5,385
    Furukawa Co., Ltd..................................     18,000          17,252
    Fuso Pharmaceutical Industries, Ltd................      5,000          19,291
                                                            SHARES           VALUE+
                                                            ------           ------

    *Gakken Co., Ltd...................................      3,000     $     3,387
    *Godo Steel, Ltd...................................      6,000           4,094
    Heiwado Co., Ltd...................................      4,000          29,696
    Hitachi Koki Co., Ltd..............................      8,000          24,042
    Hitachi Kokusai Electric, Inc......................      1,320           5,779
    Hitachi Medical Corp...............................      2,000          18,633
    Hitachi Plant Engineering & Construction Co.,
      Ltd..............................................      6,000          18,081
    *Hitachi Seiki Co., Ltd............................      4,000           2,599
    Hokkaido Coca Cola Bottling Co., Ltd...............      3,000          19,494
    Hokkaido Gas Co., Ltd..............................      4,000           8,090
    *Hokuriku Electric Industry Co., Ltd...............      4,000           2,924
    Homac Corp.........................................      3,000          16,813
    Horiba, Ltd........................................      2,000          14,312
    *Howa Machinery, Ltd...............................      5,000           2,924
    Ichikoh Industries, Ltd............................      4,000           6,206
    Iino Kaiun Kaisha, Ltd.............................      9,000          12,647
    Inabata and Co., Ltd., Osaka.......................      4,000          18,519
    Inageya Co., Ltd...................................      2,000          11,631
    *Iseki & Co., Ltd..................................     14,000           6,709
    Itochu Fuel Corp...................................      4,000          21,736
    Iwasaki Electric Co., Ltd..........................      4,000          10,364
    Iwatsu Electric Co., Ltd...........................      3,000           4,191
    Izumiya Co., Ltd...................................      7,000          24,790
    Japan Aviation Electronics Industry, Ltd...........      3,000          12,549
    *Japan Coated Paper Manufacturing Co., Ltd.........      3,000           1,048
    Japan Digital Laboratory Co., Ltd..................      2,300          20,737
    *Japan Paperboard Industries Co., Ltd., Tokyo......      3,000           3,679
    Japan Pulp and Paper Co., Ltd......................      5,000          14,783
    *Japan Steel Works, Ltd............................     21,000          20,980
    Japan Transcity Corp...............................      3,000           5,507
    Japan Vilene Co., Ltd..............................      3,000           5,507
    Japan Wool Textile Co., Ltd........................      6,000          26,609
    #Jeol, Ltd.........................................      5,000          23,921
    #Joshin Denki Co., Ltd.............................      2,000           2,680
    Juki Corp..........................................      7,000          10,234
    Kagawa Bank, Ltd...................................      3,000          15,351
    #Kaken Pharmaceutical Co., Ltd.....................      7,000          43,894
    *Kanematsu Corp....................................     10,500          16,290
    *Kanematsu-NNK Corp................................      3,000           4,605
    Kanto Auto Works, Ltd., Yokosuka...................      3,000          18,519
    Kanto Denka Kogyo Co., Ltd.........................      4,000           8,675
    Kanto Natural Gas Development Co., Ltd.............      4,000          16,375
    Kawada Industries, Inc.............................      2,000           3,200
    Kawai Musical Instruments Manufacturing Co.,
      Ltd..............................................      5,000           4,508
    Kayaba Industry Co., Ltd...........................     16,000          25,342
    Keiyo Co., Ltd.....................................      2,000          11,290
    *Kenwood Corp......................................     10,000           7,148
    Kita-Nippon Bank, Ltd..............................        400          17,155
    Kokusai Kogyo Co., Ltd.............................      2,000           7,586
    Komatsu Forklift Co., Ltd..........................      3,000           3,728
    *Kosei Securities Co., Ltd.........................      4,000           4,451
    Kurabo Industries, Ltd.............................     13,000          21,224

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
    #Kuraya Sanseido, Inc..............................      8,500     $    40,320
    Kurimoto, Ltd......................................     11,000          23,945
    Kyodo Shiryo Co., Ltd..............................      5,000           3,939
    *Kyushu Bank, Ltd..................................      4,000           8,220
    Life Corp..........................................      2,000          14,182
    *Marudai Food Co., Ltd.............................      5,000           4,955
    Maruetsu, Inc......................................      9,000          24,343
    Maruha Corp........................................     18,000          17,983
    Marusan Securities Co., Ltd........................      6,000          18,714
    Maruyama Manufacturing Co., Inc....................      3,000           3,070
    #*Maruzen Co., Ltd.................................      4,000          10,202
    Matsuo Bridge Co., Ltd.............................      3,000           4,849
    *Meidensha Corp....................................     14,000          26,723
    Meiko National Securities Co., Ltd.................     12,000          28,656
    Meito Sangyo Co., Ltd..............................      2,000          28,152
    Mercian Corp.......................................     10,000          19,656
    #Misawa Homes Co., Ltd.............................      9,000          21,419
    Mitsubishi Cable Industries, Ltd...................     14,000          18,194
    Mitsubishi Plastics, Inc...........................     16,000          21,573
    *Mitsubishi Shindoh Co., Ltd.......................      3,000           3,095
    Mitsubishi Steel Manufacturing Co., Ltd............      5,000           3,574
    Mitsuboshi Belting, Ltd............................      8,000          19,169
    *Mitsui Construction Co., Ltd......................      3,000           1,657
    Mitsui Home Co., Ltd...............................      4,000          12,768
    *Mitsui Mining Co., Ltd............................      5,000           3,452
    Mitsui-Soko Co., Ltd...............................     10,000          21,118
    Mitsuuroko Co., Ltd................................      3,000          16,692
    Miura Co., Ltd.....................................      2,000          28,266
    Mizuno Corp........................................      9,000          23,612
    Mkc-Stat Corp......................................      2,000          17,626
    Morinaga & Co., Ltd................................     16,000          28,981
    Nachi-Fujikoshi Corp...............................     13,000          15,311
    Nagano Bank, Ltd...................................      6,000          20,761
    Nakamuraya Co., Ltd................................      3,000           6,360
    Nakayama Steel Works, Ltd..........................      5,000           4,752
    Nemic-Lambda KK....................................      1,000           7,400
    Nichias Corp.......................................      4,000           7,473
    Nichiha Corp.......................................      4,000          36,746
    Nichimo Co., Ltd...................................      5,000           6,092
    Nichireki Co., Ltd.................................      2,000           7,651
    Nichiro Corp.......................................      5,000           6,823
    Nifco, Inc.........................................      2,000          16,635
    Nikkiso Co., Ltd...................................      4,000          18,617
    Nippon Beet Sugar Manufacturing Co., Ltd...........      5,000           6,295
    *Nippon Carbon Co., Ltd............................      5,000           4,589
    Nippon Chemical Industrial Co., Ltd................      2,000           3,379
    Nippon Chemi-Con Corp..............................      5,000          15,270
    *Nippon Columbia Co., Ltd..........................      3,000           3,411
    *Nippon Concrete Industries Co., Ltd...............      3,000           2,485
    Nippon Densetsu Kogyo Co., Ltd.....................      2,000           7,310
    *Nippon Kasei Chemical Co., Ltd....................      5,000           6,701
    Nippon Mitsubishi Oil Co...........................      4,800          22,106
    Nippon Seiki Co., Ltd..............................      4,000          13,158
    Nippon Shinpan Co., Ltd............................     21,000          30,703
    Nippon Shinyaku Co., Ltd...........................      3,000          15,376
    Nippon Signal Co., Ltd.............................      3,000           8,187
    *Nippon Steel Chemical Co., Ltd....................      6,000           7,018
    Nippon Suisan Kaisha, Ltd..........................     18,000          30,849
                                                            SHARES           VALUE+
                                                            ------           ------

    Nippon Synthetic Chemical Industry Co., Ltd........      3,000     $     3,168
    *Nissan Diesel Motor Co., Ltd......................     18,000          13,889
    Nissan Shatai Co., Ltd.............................     11,000          16,618
    Nissha Printing Co., Ltd...........................      3,000          15,059
    Nisshin Oil Mills, Ltd.............................     10,000          28,835
    Nitsuko Corp.......................................      3,000          10,673
    Nittetsu Mining Co., Ltd...........................      3,000           5,312
    Nitto Boseki Co., Ltd..............................     18,000          17,398
    Nitto Electric Works, Ltd..........................      3,000          20,737
    OSG Corp...........................................      6,000          19,543
    Odakyu Real Estate Co., Ltd........................      4,000           7,863
    Okamoto Industries, Inc............................      9,000          19,372
    *Okura and Co., Ltd................................      6,000               0
    Organo Corp........................................      4,000          15,725
    *Pacific Metals Co., Ltd...........................      7,000           4,662
    #Parco Co., Ltd....................................      2,000           8,447
    *Pasco Corp........................................      1,000           2,234
    *Prima Meat Packers, Ltd...........................      5,000           2,518
    Raito Kogyo Co., Ltd...............................      2,400           8,187
    Rasa Industries, Ltd...............................      3,000           4,654
    Rheon Automatic Machinery Co., Ltd.................      2,000           6,027
    Riken Corp.........................................      7,000          17,683
    Riken Vitamin Co., Ltd.............................      2,000          26,479
    Rohto Pharmaceutical Co., Ltd......................      2,000          13,418
    Roland Corp........................................      2,000          21,492
    *Ryobi, Ltd........................................      5,000           6,011
    Ryoyo Electro Corp.................................      2,000          17,658
    SMK Corp...........................................      5,000          13,483
    SRL, Inc...........................................      3,000          32,165
    SXL Corp...........................................      3,000           4,045
    Sagami Co., Ltd....................................      3,000           7,822
    Sakata Inx Corp....................................      3,000           6,433
    Sanki Engineering Co., Ltd.........................      5,000          25,383
    *Sankyo Aluminum Industry Co., Ltd.................     16,000           6,758
    *Sankyu, Inc., Tokyo...............................     20,000          19,006
    Sanyo Shokai, Ltd..................................      5,000          23,839
    Sanyo Special Steel Co., Ltd.......................      7,000           6,937
    Sasebo Heavy Industries Co., Ltd., Tokyo...........      7,000           5,003
    *Seiko Corp........................................      3,307           9,509
    *Seiyo Food Systems, Inc...........................      3,000           8,212
    Shikoku Chemicals Corp.............................      3,000          10,356
    Shimizu Bank, Ltd..................................        400          17,382
    Shinagawa Fuel Co., Ltd............................      3,000          13,280
    Shindengen Electric Manufacturing Co., Ltd.........      3,000           8,212
    Shin-Etsu Polymer Co., Ltd.........................      5,000          15,676
    Shinki Co., Ltd....................................      3,000          19,006
    *Shinko Electric Co., Ltd..........................      6,000           6,969
    *Shinmaywa Industries, Ltd.........................      5,000           8,244
    Sho-Bond Corp......................................      2,000          19,494
    Showa Electric Wire & Cable Co., Ltd., Kawasaki....     12,000          12,184
    Showa Sangyo Co., Ltd..............................     10,000          18,844
    *Sumitomo Construction Co., Ltd....................      6,000           2,729
    *Sumitomo Light Metal Industries, Ltd..............     11,000           7,416
    Sumitomo Precision Products Co., Ltd., Amagasaki
      City.............................................      2,000           6,108

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
    #Sumitomo Warehouse Co., Ltd.......................      9,000     $    25,732
    *Sun Wave Corp.....................................      2,000           3,281
    Taisei Rotec Corp..................................      3,000           3,679
    Taiyo Toyo Sanso Co., Ltd..........................      9,000          17,179
    *Takaoka Electric Manufacturing Co., Ltd., Tokyo...      4,000           5,231
    Takasago International Corp........................      3,000          13,743
    Takashima & Co., Ltd...............................      4,000           3,346
    Takiron Co., Ltd...................................      3,000           6,969
    Tamura Corp........................................      4,000           8,967
    Tasaki Shinju Co., Ltd.............................      2,000           6,628
    Teac Corp..........................................      5,000           7,676
    Teisan KK..........................................      5,000          20,793
    Tenma Corp.........................................      2,000          22,418
    Toa Corp...........................................     12,000          12,379
    Toa Doro Kogyo Co., Ltd............................      3,000           5,994
    *Toa Wool Spinning & Weaving Co., Ltd..............      6,000           2,437
    Tochigi Bank, Ltd..................................      3,000          15,741
    Toenec Corp........................................      3,000          10,307
    Toho Zinc Co., Ltd.................................      4,000           5,751
    Tokai Carbon Co., Ltd..............................     12,000          22,613
    Tokai Tokyo Securities Co., Ltd....................      4,000           5,978
    Tokico, Ltd........................................      4,000           7,310
    Tokin Corp.........................................      2,000           8,951
    Toko, Inc..........................................      8,000          20,534
    Tokushu Paper Manufacturing Co., Ltd...............      3,000          11,209
    Tokyo Kikai Seisakusho, Ltd........................      6,000          18,032
    Tokyo Rope Manufacturing Co., Ltd..................      4,000           3,086
    #Tokyo Tatemono Co., Ltd...........................     15,000          23,758
    *Tokyo Tekko Co., Ltd..............................      3,000           4,581
    Tokyo Theatres Co., Inc., Tokyo....................      6,000           5,507
    #*Tokyu Construction Co., Ltd......................     42,000          22,515
    Tokyu Corp.........................................      3,840          14,847
    Tokyu Store Chain Corp.............................      4,000          10,787
    Tonami Transportation Co., Ltd.....................      3,000           5,775
    Topy Industries, Ltd...............................     16,000          23,003
    *Toshiba Machine Co., Ltd..........................      6,000          11,745
    Tostem Corp........................................      1,401          18,981
    Totoku Electric Co., Ltd., Tokyo...................      3,000           3,363
    Toyo Chemical Co., Ltd.............................      3,000           7,286
    Toyo Communication Equipment Co., Ltd..............      4,000          14,490
    *Toyo Electric Co., Ltd............................      5,000           3,777
    *Toyo Engineering Corp.............................     11,000          13,670
    Toyo Kohan Co., Ltd................................      3,000           6,457
    Toyo Radiator Co., Ltd.............................      5,000          11,371
    Toyo Tire & Rubber Co., Ltd........................      8,000          12,411
    Toyo Umpanki Co., Ltd..............................      5,000          12,590
    Tsukishima Kikai Co., Ltd..........................      3,000          16,204
    *Tsumura & Co......................................      3,000          12,647
    Unisia Jecs Corp...................................      3,000           3,728
    *Unitika, Ltd......................................     33,000          23,320
    Wakachiku Construction Co., Ltd....................      4,000           3,281
    Yamatane Securities Co., Ltd.......................     14,000          19,900
    Yamato Kogyo Co., Ltd..............................      6,000          22,710
    Yokohama Reito Co., Ltd............................      3,000          14,864
    Yomiuri Land Co., Ltd..............................      3,000           9,065
    Yondenko Corp......................................      2,100           7,283
    Yonekyu Corp.......................................      2,000          11,940
                                                            SHARES           VALUE+
                                                            ------           ------

    Yoshimoto Kogyo Co., Ltd...........................      2,000     $    18,812
    Yuasa Corp.........................................      7,000          11,542
    Yurtec Corp........................................      4,000          11,534
    #Zenchiku Co., Ltd.................................      4,000           4,873
    *Zenrin Co., Ltd...................................      3,000          26,804
    *Zexel Corp........................................     15,000          14,011
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $5,890,347)....................................                  3,560,070
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $1,988).......................................                      1,970
                                                                       -----------
TOTAL -- JAPAN
  (Cost $5,892,335)....................................                  3,562,040
                                                                       -----------
UNITED KINGDOM -- (16.4%)
COMMON STOCKS -- (15.3%)
    Abbot Group P.L.C..................................      7,000          14,126
    Alba P.L.C.........................................      1,765          10,446
    *Alldays P.L.C.....................................      2,300             287
    *Anite Group P.L.C.................................      7,470          14,382
    *Arena Leisure P.L.C...............................      8,000           4,307
    BPP Holdings P.L.C.................................      1,400           9,484
    Bellway P.L.C......................................      4,000          23,474
    Benchmark Group P.L.C..............................      4,000          15,259
    Berisford P.L.C....................................      7,000           9,534
    Bespak P.L.C.......................................      1,360           9,698
    *Biocompatibles International P.L.C................      4,000           6,161
    Body Shop International P.L.C......................      8,000          11,751
    *Bovis Homes Group P.L.C...........................      5,000          23,673
    *Bradstock Group P.L.C.............................     21,000           1,348
    Brake Brothers P.L.C...............................      2,430          18,453
    Brammer (H.) P.L.C.................................      1,933           7,857
    *British Biotech P.L.C.............................     30,000           7,487
    British Polythene Industries P.L.C.................      2,000           9,840
    Bulmer (H.P.) Holdings P.L.C.......................      2,002          12,105
    Carpetright P.L.C..................................      4,000          33,685
    Charter P.L.C......................................      5,093           9,006
    Chrysalis Group P.L.C..............................      5,000          16,685
    City Centre Restaurants P.L.C......................      9,500           6,943
    Coats Viyella P.L.C................................     31,000          20,226
    *Communisis P.L.C..................................      4,553           9,123
    Cordiant Communications Group P.L.C................     12,000          16,001
    Countrywide Assured Group P.L.C....................     14,000          22,062
    Courts P.L.C.......................................      2,320           7,279
    Cox Insurance Holdings P.L.C.......................      7,000          13,976
    Croda International P.L.C..........................      4,000          14,004
    *Danka Business Systems P.L.C......................      7,000           1,472
    Davis Service Group P.L.C..........................      4,000          23,188
    *Dawson International P.L.C........................      5,138           2,821
    DeVere Group P.L.C.................................      5,000          19,965
    Delta P.L.C........................................      6,000           9,156
    Derwent Valley Holdings P.L.C......................      2,000          19,752
    Devro P.L.C........................................      8,000           6,788
    *Dialog Corp. P.L.C................................     14,400             565
    Diploma P.L.C......................................      1,500           7,070
    *Elementis P.L.C...................................     13,000           7,787
    Esporta P.L.C......................................      5,177           5,316
    Euromoney Institutional Investors P.L.C............      3,960          17,789
    Fairey Group P.L.C.................................      5,378          36,814

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
    First Choice Holidays P.L.C........................     14,850     $    26,578
    Forth Ports P.L.C..................................      2,077          20,482
    Geest P.L.C........................................      3,114          30,465
    Go-Ahead Group P.L.C...............................      2,000          17,541
    Grantchester Holdings P.L.C........................      5,400          12,630
    Greene King P.L.C..................................      2,000          19,937
    Greggs P.L.C.......................................        640          27,267
    Henlys Group P.L.C.................................      2,800           4,752
    Heywood Williams Group P.L.C.......................      5,000          11,908
    Hilton Group P.L.C.................................      2,584           7,739
    Hiscox P.L.C.......................................      6,000          12,921
    House of Fraser P.L.C..............................      8,000           9,783
    Hunting P.L.C......................................      5,163          13,585
    *Iceland Group P.L.C...............................     13,821          34,591
    Incepta Group P.L.C................................     11,000           7,687
    JJB Sports P.L.C...................................     12,000          76,325
    Johnston Press P.L.C...............................      7,010          35,139
    Laird Group P.L.C..................................      6,800          15,031
    *London Clubs International P.L.C..................      7,000           2,371
    *London Forfeiting Co. P.L.C.......................      5,000           1,016
    London Merchant Securities P.L.C...................     10,000          19,894
    Low & Bonar P.L.C..................................      5,000           4,991
    Lynx Holdings P.L.C................................      5,000           7,380
    MacFarlane Group Clansman P.L.C....................      6,000           6,503
    Manchester United P.L.C............................     12,314          22,829
    *McBride P.L.C.....................................      6,500           3,847
    Meggitt P.L.C......................................     13,688          34,454
    Menzies (John) P.L.C...............................      3,000          15,167
    *Merant P.L.C......................................      3,575           4,716
    Mersey Docks & Harbour Co. P.L.C...................      3,580          28,591
    Molins P.L.C.......................................      1,360           2,812
    Mowlem (John) & Co. P.L.C..........................      8,148          23,066
    *NXT P.L.C.........................................      2,800           6,788
    Nestor Healthcare Group P.L.C......................      3,700          29,681
    *Oxford Molecular Group P.L.C......................      6,530           1,630
    Parity Group P.L.C.................................      6,000           5,048
    Persimmon P.L.C....................................      9,173          41,861
    *Premier Consolidated Oilfields P.L.C..............     40,000           9,555
    Psion P.L.C........................................     18,000          24,130
    Quick Group P.L.C..................................     15,341          15,861
    Redrow Group P.L.C.................................     11,163          37,252
    Regent Inns P.L.C..................................      4,258           9,412
    Renishaw P.L.C.....................................      2,904          18,574
    Rotork P.L.C.......................................      4,484          21,134
    SIG P.L.C..........................................      4,300          15,821
    Salvesen (Christian) P.L.C.........................     12,000          17,284
    Scapa Group P.L.C..................................      6,600           7,530
    Senior Engineering Group P.L.C.....................     12,000           6,161
    Shaftesbury P.L.C..................................      5,000          20,679
    Shanks & McEwan Group P.L.C........................      8,000          19,338
    Smith (David S.) Holdings P.L.C....................      9,000          20,985
    St. Ives P.L.C.....................................      3,000          18,397
    St. Modwen Properties P.L.C........................     23,000          35,260
    Stanley Leisure Organisation P.L.C.................      4,000          15,430
    Swan Hill Group P.L.C..............................     13,000          13,812
    T & S Stores P.L.C.................................      7,690          34,545
    Taylor Woodrow P.L.C...............................      8,644          19,539
    Tbi P.L.C..........................................     18,000          14,439
                                                            SHARES           VALUE+
                                                            ------           ------

    Tibbett & Britten Group P.L.C......................      2,300     $    20,664
    Tilbury Douglas P.L.C..............................      9,249          66,280
    Transport Development Group P.L.C..................      4,126          11,474
    Vitec Group P.L.C..................................      2,000          10,125
    Vosper Thornycroft Holdings P.L.C..................      1,460          33,522
    Westbury P.L.C.....................................      5,170          17,621
    Wilson (Connolly) Holdings P.L.C...................      8,000          16,828
    Wimpey (George) P.L.C..............................     11,000          28,943
    Wolverhampton & Dudley Breweries P.L.C.............      2,400          17,370
    Yates Brothers Wine Lodges P.L.C...................      3,120           6,118
    Yule Catto & Co. P.L.C.............................      6,000          20,194
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,406,283)....................................                  1,828,428
                                                                       -----------
INVESTMENT IN CURRENCY -- (1.1%)
 *British Pound Sterling
   (Cost $133,819).....................................                    133,760
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $2,540,102)....................................                  1,962,188
                                                                       -----------
GERMANY -- (6.2%)
COMMON STOCKS -- (6.2%)
 Andreae-Noris Zahn AG, Anzag..........................        580          14,022
 *Articon Integralis AG................................        400           4,115
 Baader Wertpapier Handelsbank AG......................      1,100           4,531
 *Babcock Borsig AG....................................      1,140           8,013
 Bayerische Handelsbank AG.............................      1,879          34,490
 Beate Uhse AG.........................................      1,700          14,004
 Bilfinger & Berger Bau AG, Mannheim...................      2,000          43,337
 Binding-Brauerei AG...................................         70          10,970
 *Brau und Brunnen AG..................................        300           5,211
 *Concordia Bau und Boden AG...........................        933           4,177
 Duerr Beteiligungs AG.................................        500          10,924
 *Dyckerhoff and Widmann AG............................      1,000           1,719
 Fag Kugelfischer Georg Schaefer AG....................      3,250          34,484
 Gildemeister AG.......................................      2,400          19,985
 Goldschmidt (T.H.) AG.................................      1,300          31,429
 Harpen AG.............................................      1,250          21,601
 Holsten-Brauerei AG...................................      1,250          19,139
 *Holzmann (Philipp) AG................................        200           1,540
 *Intertainment AG.....................................        400           1,361
 Iwka AG...............................................      1,166          13,155
 K & S Aktiengesellschaft AG...........................      2,000          37,159
 KWS Kleinwanzlebener Saatzucht AG.....................         15           6,783
 *Kloeckner Humboldt-Deutz AG..........................      3,300           5,880
 Kolbenschmidt Pierburg AG, Duesseldorf................      1,368          15,128
 Kraftuebertragungswerke Rheinfelden AG................         80          20,064
 MVV Energie AG........................................      2,000          27,220
 *MWG Biotech AG.......................................      1,000           1,818
 Mannheimer Aktiengesellschaft Holding AG..............        480          21,704
 Pfleiderer AG.........................................      2,100          14,648
 Phoenix AG, Hamburg...................................      1,000          10,476
 *Plettac AG...........................................         70             169
 Rheinmetall Berlin AG.................................        990          15,247
 Rhoen Klinikum AG.....................................        600          29,280

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Salzgitter AG.........................................      3,100     $    27,063
 *Schneider Rundfunkwerke AG...........................        710           3,179
 Schwarz Pharma AG.....................................      1,200          31,160
 *Senator Entertainment AG.............................      1,400           4,011
 *Ser Systeme AG.......................................        900           2,015
 Sixt AG...............................................        900           7,051
 *Strabag AG...........................................        166           3,468
 Stuttgarter Hofbraeu AG...............................      1,000          15,669
 Sued-Chemie AG........................................        200           6,447
 Takkt AG..............................................      3,000          16,198
 Tarkett AG............................................      1,200           6,339
 *Teldafax AG..........................................      1,800              81
 Vereinigte Deutsche Nickel-Werke AG...................      2,190          44,415
 Vossloh AG............................................        800          15,652
 *WCM Beteiligungs AG..................................      2,666          30,675
 Walter AG.............................................      1,000          26,683
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,231,105)....................................                    743,889
                                                                       -----------
AUSTRALIA -- (5.7%)
COMMON STOCKS -- (5.6%)
 Adelaide Bank, Ltd....................................      6,122          21,811
 *Anaconda Nickel NL...................................     17,171           6,698
 *Aurora Gold, Ltd.....................................     15,600           1,298
 Australand Holdings, Ltd..............................     23,300          22,420
 *Australian Magnesium Corp., Ltd......................      8,556           2,759
 Bank of Queensland, Ltd...............................      7,077          23,189
 Caltex Australia, Ltd.................................     13,014           9,679
 *Centaur Mining & Exploration, Ltd....................      1,601             400
 *Climax Mining Limited................................      1,273              37
 *Climax Mining, Ltd...................................      1,273              36
 Crane (G.E) Holdings, Ltd.............................      4,542          19,371
 Downer Group, Ltd.....................................     14,838           6,174
 Foodland Associates, Ltd..............................      4,539          29,302
 GWA International, Ltd................................     11,676          14,818
 Goldfields, Ltd.......................................     22,716          29,998
 Hills Industries, Ltd.................................     18,042          27,495
 Hills Motorway Group Hly..............................      8,917          23,236
 Iluka Resources, Ltd..................................      9,093          18,085
 Jupiters, Ltd.........................................     11,343          28,236
 National Foods, Ltd...................................     14,443          20,343
 Newcrest Mining, Ltd..................................     10,301          19,181
 North Flinders Mines, Ltd.............................      6,728          36,743
 Nufarm, Ltd...........................................      6,407          10,197
 OPSM Protector, Ltd...................................      2,313           4,935
 Origin Energy, Ltd....................................     27,952          42,161
 Pacific BBA, Ltd......................................      6,202          11,387
 *Petsec Energy, Ltd...................................      4,391             354
 *Resolute Mining, Ltd.................................      2,027             517
 Ridley Corp., Ltd.....................................     38,158          21,236
 Simsmetal, Ltd........................................      3,912          10,784
 Sonic Healthcare, Ltd.................................     16,195          64,918
 Sons of Gwalia, Ltd...................................      4,985          18,787
 Spotless Group, Ltd...................................      9,307          24,639
 Thakral Holdings Group................................     83,990          24,027
 Toll Holdings, Ltd....................................      2,593          38,976
 Tourism Assets Holdings, Ltd..........................     29,868          11,651
 West Australian Newspapers Holdings, Ltd..............      8,689          23,401
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $754,354)......................................                    669,279
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $7,911).......................................                $     8,177
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Australian Magnesium Corp., Ltd. Warrants 07/31/05
   (Cost $0)...........................................      4,278               0
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $762,265)......................................                    677,456
                                                                       -----------
FRANCE -- (5.3%)
COMMON STOCKS -- (5.3%)
 Boiron SA.............................................        300          18,938
 Bollore Technologies SA...............................        200          42,710
 Brioche Pasquier SA...................................        400          24,785
 *CS Communication et Systemes.........................        321           2,455
 Carbone Lorraine......................................        400          12,174
 Comptoir des Entrepreneurs SA.........................        690          16,002
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        100          37,428
 *DMC (Dollfus Mieg et Cie)............................        600           4,056
 Damart SA.............................................        300          21,597
 De la Rue Imperiale de Lyon...........................         20          30,444
 Fimalac SA............................................      1,650          56,939
 GFI Industries SA.....................................        500           8,641
 *Gaumont..............................................        411          13,844
 #*Generale de Geophysique SA..........................        435          13,788
 Grandvision SA........................................        600           9,133
 *Groupe Andre SA......................................        304          35,250
 Groupe du Louvre SA...................................        700          38,860
 Groupe Norbert Dentressangle SA.......................        600          11,712
 Guyenne et Gascogne SA................................        300          23,182
 *Infogrames Entertainment SA..........................      2,750          38,782
 Legris Industries SA..................................        400           7,217
 *Metaleurop SA........................................      1,500           4,298
 Nord-Est SA...........................................        752          18,012
 Remy Cointreau SA.....................................        921          21,449
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        160          22,206
 SR Teleperformance....................................      1,656          32,621
 Simco SA..............................................        303          20,619
 Skis Rossignol SA.....................................        648           8,529
 Sopra SA..............................................        500          17,259
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................        400          18,212
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $651,769)......................................                    631,142
                                                                       -----------
WARRANTS -- (0.0%)
 Simco SA CVG Warrants 10/31/03
   (Cost $1,353).......................................          0           1,872
                                                                       -----------
TOTAL -- FRANCE
  (Cost $653,122)......................................                    633,014
                                                                       -----------

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
                                                            SHARES           VALUE+
                                                            ------           ------
SINGAPORE -- (4.6%)
COMMON STOCKS -- (4.3%)
 Amtek Engineering, Ltd................................     18,750     $     5,683
 Bukit Sembawang Estates, Ltd..........................      1,000           6,226
 Centrepoint Properties, Ltd...........................     24,000          26,870
 Cerebos Pacific, Ltd..................................     15,000          17,940
 Comfort Group, Ltd....................................     55,500          18,338
 First Capital Corp., Ltd..............................     33,000          18,202
 GK Goh Holdings, Ltd..................................     17,000           5,803
 Haw Par Brothers International, Ltd...................     24,000          53,477
 Hitachi Zosen (Singapore), Ltd........................     22,000           7,209
 Hotel Plaza, Ltd......................................     25,000           5,461
 Hotel Properties, Ltd.................................     32,000          21,146
 Inchcape Motors, Ltd..................................     18,000          18,088
 *K1 Ventures, Ltd.....................................    120,000          13,435
 Keppel Telecommunications and Transportation, Ltd.....     27,000          15,040
 Kim Eng Holdings, Ltd.................................     65,000          25,026
 Labroy Marine, Ltd....................................    100,000          13,653
 Marco Polo Developments, Ltd..........................     29,000          29,617
 *Orchard Parade Holdings, Ltd.........................     11,239           2,118
 Overseas Union Enterprise, Ltd........................      6,000          19,333
 Robinson & Co., Ltd...................................      9,600          23,068
 Scotts Holdings, Ltd..................................     25,000           3,755
 *Sembcorp Logistics, Ltd..............................     27,000          26,542
 Singapore Land, Ltd...................................     11,000          20,545
 Smrt Corporation, Ltd.................................     48,000          19,136
 Straits Trading Co., Ltd..............................     61,200          55,148
 *Tuan Sing Holdings, Ltd..............................     44,000           2,343
 UOB-Kay Hian Holdings, Ltd............................     13,000           4,508
 United Overseas Land, Ltd.............................     28,000          27,219
 *Van Der Horst, Ltd...................................        240             972
 *Vertex Venture Holdings, Ltd.........................      7,012           1,666
 Wing Tai Holdings, Ltd................................     25,000           9,421
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $654,307)......................................                    516,988
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *Singapore Dollars
   (Cost $27,086)......................................                     27,217
                                                                       -----------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd.
   7% (Non-Redeemable Convertible)
   (Cost $5,895).......................................      9,900           6,704
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $687,288)......................................                    550,909
                                                                       -----------
HONG KONG -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Allied Group, Ltd....................................    276,000          14,864
 *Allied Properties (Hong Kong), Ltd...................    213,000           6,555
 Asia Financial Holdings, Ltd..........................     54,874           7,318
 *Asia Standard International Group, Ltd...............    116,666           5,236
 *B-Tech (Holdings), Ltd...............................      9,200              15
 Cafe de Coral Holdings, Ltd...........................     78,000          44,258
 *Century City International Holdings, Ltd.............    394,000           2,678
                                                            SHARES           VALUE+
                                                            ------           ------

 Champion Technology Holdings, Ltd.....................    518,340     $     7,511
 Chen Hsong Holdings, Ltd..............................     72,000          12,002
 *China Aerospace International Holdings, Ltd..........     46,800           4,021
 *China Everbright Technology, Ltd.....................    206,000           9,509
 China Foods Holdings, Ltd.............................     30,000           6,347
 China Hong-Kong Photo Products Holdings, Ltd..........     90,000           7,501
 China Motor Bus Co., Ltd..............................      1,600          13,541
 China Online (Bermuda), Ltd...........................    740,000           6,737
 *Continental Mariner Investment Co., Ltd..............     60,000           6,694
 Cross Harbour Tunnel Co., Ltd.........................     29,000          11,621
 *DigitalHongKong.com..................................        329              12
 Dynamic Holdings, Ltd.................................     92,000          21,825
 Elec & Eltek International Holdings, Ltd..............    132,000          14,557
 *Esun Holdings, Ltd...................................     30,000           1,962
 *Founder Holdings, Ltd................................    122,000          19,868
 Four Seas Frozen Food Holdings, Ltd...................     22,620           1,262
 Four Seas Mercantile Holdings, Ltd....................     60,000          16,157
 Gold Peak Industries (Holdings), Ltd..................     81,250          14,899
 Goldlion Holdings, Ltd................................     37,000           1,969
 Grande Holdings, Ltd..................................     28,000          26,210
 Great Wall Electronic International, Ltd..............    142,640           1,591
 Harbour Centre Development, Ltd.......................      9,000           5,655
 International Bank of Asia, Ltd.......................    138,285          33,159
 JCG Holdings, Ltd.....................................     28,000          17,413
 *Kumagai Gumi Hong Kong, Ltd..........................     27,000           2,839
 *Lai Sun Development Co., Ltd.........................     86,000           1,434
 Liu Chong Hing Investment, Ltd........................     18,000           9,694
 Moulin International Holdings, Ltd....................    109,991           7,475
 Ngai Lik Industrial Holdings, Ltd.....................     94,000          47,009
 #Oriental Press Group, Ltd............................    102,000          11,641
 *QPL International Holdings, Ltd......................     23,000           8,037
 Sea Holdings, Ltd.....................................     38,000           8,478
 *Semi-Tech (Global) Co., Ltd..........................     68,346             228
 Shaw Brothers Hong Kong, Ltd..........................     20,000          16,670
 Shell Electric Manufacturing (Holdings) Co., Ltd......     45,600           4,795
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................     90,000           3,693
 Shun Tak Holdings, Ltd................................    224,000          26,425
 Silver Grant International Industries, Ltd............     40,000           3,385
 Sun Hung Kai & Co., Ltd...............................     59,000           7,792
 Tai Cheung Holdings, Ltd..............................     25,000           3,366
 *Tem Fat Hing Fung (Holdings), Ltd....................    348,000             625
 *Triplenic Holdings, Ltd..............................    168,000           1,766
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,000,312)....................................                    508,299
                                                                       -----------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $1,222).......................................                $     1,222
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Champion Technology Holdings, Ltd. Warrants
   12/22/01............................................     51,049              79
 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................      8,125             120
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        199
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $1,001,534)....................................                    509,720
                                                                       -----------
SWITZERLAND -- (3.2%)
COMMON STOCKS -- (3.1%)
 Agie Charmilles Holding AG............................        200          12,509
 Bank Sarasin & Cie Series B, Basel....................         10          19,250
 *Bobst Group SA.......................................        800          24,411
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        100          17,003
 Financiere Michelin, Granges-Paccot...................         50          14,786
 Forbo Holding AG, Eglisau.............................         51          15,609
 Generali (Switzerland) Holdings, Adliswil.............         80          19,626
 Kraftwerk Laufenburg, Laufenburg......................        100          20,343
 Moevenpick-Holding, Zuerich...........................         40          13,116
 Oz Holding AG.........................................        200          15,788
 Phoenix Mecano AG, Stein am Rhein.....................         50          12,145
 *Reg Real Estate Group................................        300          17,671
 Rieters Holdings......................................        100          21,861
 Sarna Kunststoff Holding AG, Sarnen...................         15          11,568
 Schweizerische National Versicherungs Gesellschaft....         30          15,302
 Sig Holding AG........................................        900          77,605
 Sika Finanz AG, Baar..................................         90          18,828
 Unaxis Holding AG.....................................         60           6,066
 *Von Roll Holding AG, Gerlafingen.....................      1,359           4,110
 Zuercher Ziegeleien Holding, Zuerich..................         27          18,855
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $511,506)......................................                    376,452
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs
   (Cost $8,679).......................................                      9,238
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $520,185)......................................                    385,690
                                                                       -----------
ITALY -- (2.8%)
COMMON STOCKS -- (2.8%)
 Banco di Desio e della Brianza SpA....................      5,000          12,849
 Buzzi Unicem SpA......................................      3,000          20,764
 Cia Assicuratrice Unipol SpA..........................      6,000          20,093
 *Cirio Finanziaria SpA................................     45,000          14,707
 Class Editore SpA.....................................      3,000          10,369
 *Dalmine SpA..........................................     82,000          16,116
 Gewiss SpA............................................      6,000          20,308
 #Gruppo Editoriale L'espresso SpA.....................     14,000          43,624
 *Impregilo SpA........................................     19,000           9,221
 *It Holding SpA.......................................      6,000          18,535
 Italmobiliare SpA, Milano.............................        750          22,463
 Milano Assicurazioni SpA..............................     11,000          33,389
                                                            SHARES           VALUE+
                                                            ------           ------

 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................     11,448     $    16,811
 *Premaimm SpA.........................................      7,400             914
 #SAI SpA (Sta Assicuratrice Industriale), Torino......      2,000          27,399
 SMI STA Metallurgica Italiana SpA.....................     31,000          14,101
 SNIA SpA..............................................     11,700          15,536
 Vianini Lavori SpA....................................      5,720          22,792
                                                                       -----------
TOTAL -- ITALY
  (Cost $365,389)......................................                    339,991
                                                                       -----------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.8%)
 *Addtech AB Series B..................................      2,500           9,828
 *Allgon AB Series B...................................      1,400           8,386
 Avesta Polarit........................................     14,800          58,180
 Bergman & Beving AB Series B..........................      2,500           9,594
 Carbo AB..............................................      2,400          35,155
 Catena AB Series A....................................      1,700          11,456
 Esselte AB Series A...................................      1,400           6,198
 Esselte AB Series B...................................      1,100           4,942
 Garphyttan Industrier AB..............................      1,680          13,759
 Hoeganges AB Series B.................................      1,300          19,894
 *Icon Medialab International AB.......................      1,500             618
 *Lagercrantz Group AB Series B........................      2,500           7,020
 Lindex AB.............................................        700           9,042
 *Mandator AB..........................................      6,000           1,966
 Nobelpharma AB........................................      1,400          56,346
 Observer AB...........................................      2,400          15,050
 Rottneros Bruk AB.....................................     11,700          10,622
 Scribona AB Series A..................................      1,500           1,601
 Tietoenator Corp. AB..................................      1,015          25,650
 Trelleborg AB Series B................................      3,600          27,967
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $439,724)......................................                    333,274
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $1,089).......................................                      1,064
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $440,813)......................................                    334,338
                                                                       -----------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Abengoa SA............................................      2,800          20,057
 *Amper SA.............................................      1,600           6,561
 Banco de Valencia SA..................................      3,300          29,105
 Banco Zaragozano SA...................................      6,000          45,236
 Campofrio Alimentacion SA.............................      1,100          12,243
 Cementos Portland SA..................................      1,000          24,623
 Ebro Puleva SA........................................      2,084          21,739
 Empresa Nacional de Celulosa SA.......................      1,200          16,601
 Europistas Concesionaria Espanola SA..................      3,356          14,334
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      3,300          27,982
 *Iberica I-...........................................        132           1,107
 *Inmobiliaria Urbis SA................................      4,600          18,329
 Portland Valderrivas SA...............................        900          19,743
 Prosegur Cia de Seguridad SA..........................      2,200          30,435
 *Puleva Biotech SA....................................      1,737               0

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Uralita SA............................................      1,900     $     9,527
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................      2,730          12,369
                                                                       -----------
TOTAL -- SPAIN
  (Cost $293,542)......................................                    309,991
                                                                       -----------
NETHERLANDS -- (2.0%)
COMMON STOCKS -- (2.0%)
 Boskalis Westminster NV...............................      1,200          35,458
 Computer Services Solutions Holding NV................        711           4,106
 Grolsche NV...........................................        800          15,401
 Hollandsche Beton Groep NV............................      1,669          17,754
 Internatio-Mueller NV.................................      1,285          23,645
 Koninklijke Frans Maas Groep NV.......................        810          14,868
 Koninklijke Nedlloyd NV...............................        922          13,828
 Koninklijke Volker Wessels Stevin NV..................        988          19,330
 NBM-Amstelland NV.....................................      1,158           6,107
 Schuttersveld NV......................................      1,284          13,221
 *Semiconductor Industries NV..........................      1,100           8,274
 Stork NV..............................................        900           7,132
 Twentsche Kabel Holding NV............................        677          10,911
 Unique International NV...............................        751          12,743
 Van Der Mollen Holding NV.............................        957          26,992
 Wegener Arcade NV ....................................      1,631          11,099
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $354,490)......................................                    240,869
                                                                       -----------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
 Amer-Yhtymae Oyj Series A.............................      1,100          26,347
 Finnair Oyj...........................................      3,800          12,725
 Finnlines Oyj.........................................        900          17,326
 Instrumentarium Oy....................................        800          33,595
 KCI Konecranes International Oyj......................        600          15,413
 #Kemira Oyj...........................................      4,600          34,392
 Partek Oyj............................................      1,900          14,971
 *Stonesoft Corp.......................................      2,191           4,493
 Tamro Oyj.............................................      4,800          15,258
 Uponor Oyj Series A...................................      1,500          24,579
 Viking Line AB........................................        400           7,414
                                                                       -----------
TOTAL -- FINLAND
  (Cost $238,581)......................................                    206,513
                                                                       -----------
NORWAY -- (1.7%)
COMMON STOCKS -- (1.7%)
 Aker Maritim ASA......................................      2,500          24,069
 Hafslund ASA..........................................      4,500          17,884
 *Leif Hoegh & Co. ASA.................................      1,812          15,519
 Nera ASA..............................................      4,600          12,257
 *Prosafe ASA..........................................      1,400          15,516
 Rieber and Son ASA Series A...........................      3,600          19,345
 Smedvig ASA Series A..................................      2,600          17,755
 *Tandberg ASA.........................................      2,600          53,266
 *Tandberg Television ASA..............................      2,600          12,283
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................      1,400          10,501
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $222,905)......................................                    198,395
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $4,772).......................................                $     4,852
                                                                       -----------
TOTAL -- NORWAY
  (Cost $227,677)......................................                    203,247
                                                                       -----------
DENMARK -- (1.7%)
COMMON STOCKS -- (1.7%)
 *Alm. Brand A.S.......................................        778           7,581
 Bang & Olufsen Holding A.S. Series B..................        450           9,473
 Coloplast A.S. Series B...............................        808          53,457
 DFDS A.S., Copenhagen.................................        384           6,028
 Danske Traelastkompagni A.S...........................      1,000          11,187
 FLS Industries........................................      1,240           8,950
 *Jyske Bank A.S.......................................      1,110          23,834
 Korn-Og Foderstof Kompagnet A.S.......................        700          11,494
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........        960          12,125
 Radiometer A.S. Series B..............................        432          10,965
 Sas Danmark A.S.......................................      1,739          12,551
 *Topdanmark A.S.......................................      1,450          34,012
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $270,184)......................................                    201,657
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $1,376).......................................                      1,376
                                                                       -----------
TOTAL -- DENMARK
  (Cost $271,560)......................................                    203,033
                                                                       -----------
NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Independent Newspapers, Ltd. (Auckland)...............     15,600          23,355
 Natural Gas Corp. Holdings, Ltd.......................     42,480          22,966
 New Zealand Refining Co., Ltd.........................      1,008           6,833
 Ports of Auckland.....................................      5,962          13,513
 Trustpower, Ltd.......................................     18,000          24,778
 United Networks, Ltd..................................      6,200          20,988
 Warehouse Group, Ltd..................................     14,308          40,759
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $162,792)......................................                    153,192
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $5,118).......................................                      5,105
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $167,910)......................................                    158,297
                                                                       -----------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
 Anglo Irish Bank Corp. P.L.C..........................      7,485          28,149
 DCC P.L.C.............................................      2,250          23,169
 Green Property Co.....................................      3,447          18,519
 Greencore Group P.L.C.................................      6,451          15,480
 IAWS Group P.L.C......................................      4,260          32,613
 Waterford Wedgwood P.L.C..............................     19,372          14,223
                                                                       -----------
TOTAL -- IRELAND
  (Cost $119,004)......................................                    132,153
                                                                       -----------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 Ackermans & Van Haaren SA.............................      1,200     $    29,451
 *Afrifina.............................................        140           7,760
 Brederode SA..........................................        102           1,708
 Cie Martime Belge SA..................................        300          13,001
 Cofinimmo SA..........................................        220          19,088
 Creyf's SA............................................        700          11,188
 Deceuninck SA.........................................      1,300          19,323
 Immobel (Cie Immobiliere de Belgique SA)..............        200           8,864
 *Spector Photo Group SA...............................        188           1,621
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $163,410)......................................                    112,004
                                                                       -----------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 BBAG Oesterreichische Brau-Beteiligungs AG............        362          12,171
 Bohler Uddeholm AG....................................        385          15,341
 Brau Union Goess-Reinighaus AG........................        420          14,667
 Flughafen Wien AG.....................................        543          14,586
 Mayr-Melnhof Karton AG................................        420          19,932
 Oberbank AG...........................................        305          19,144
 Rhi AG, Wien..........................................        833           5,519
 Va Technologie AG.....................................        444           8,945
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $164,621)......................................                    110,305
                                                                       -----------
GREECE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Athens Water & Sewerage Public Co.....................      4,400          28,366
 *Etba Bank SA.........................................      7,200          29,914
                                                                       -----------
TOTAL -- GREECE
  (Cost $58,522).......................................                     58,280
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $9,547).......................................                $     9,629
                                                                       -----------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Kuala Lumpur Industries Holdings Berhad..............     12,000           1,563
 *Promet Berhad........................................     23,000           1,755
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $36,685).......................................                      3,318
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (4.6%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $558,611) to be
   repurchased at $549,092
   (Cost $549,000).....................................    $   549         549,000
                                                                       -----------
TOTAL INVESTMENTS -- (100%) (Cost $16,748,685)++.......                $11,995,874
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $16,787,059.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2001

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (36.6%)
Federal Farm Credit Bank
    5.000%, 02/03/03...................................     $ 600      $   617,730
    4.375%, 05/01/03...................................       700          716,518
Federal Home Loan Bank
    4.500%, 04/25/03...................................       600          614,644
    4.500%, 05/15/03...................................       600          615,559
    4.500%, 07/07/03...................................       700          718,502
Federal Home Loan Mortgage Corporation
    7.375%, 05/15/03...................................     1,200        1,280,059
    5.750%, 07/15/03...................................       700          732,434
    3.500%, 09/15/03...................................       600          605,742
    6.375%, 11/15/03...................................       600          637,360
Federal National Mortgage Association
    5.000%, 02/14/03...................................       700          721,018
    4.625%, 05/15/03...................................     1,300        1,335,864
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $8,414,792)....................................                  8,595,430
                                                                       -----------
COMMERCIAL PAPER -- (33.2%)
Barton Capital Corp.
    2.070%, 01/02/02...................................       600          599,010
BP Amoco Capital Corp.
    2.140%, 12/03/01...................................       600          600,000
CBA (DE) Finance, Inc.
    1.990%, 12/10/01...................................       600          599,760
CDC Commercial Paper Corp.
    2.080%, 12/07/01...................................       600          599,863
Ciesco L.P.
    2.030%, 12/21/01...................................       600          599,397
Export Development Corp.
    1.980%, 12/11/01...................................       600          599,729
Govco, Inc.
    2.000%, 12/10/01...................................       600          599,751
Harvard University
    2.130%, 12/03/01...................................       600          600,000
Kittyhawk Funding Corp.
    1.980%, 12/19/01...................................       600          599,461
Sheffield Receivables Corp.
    2.020%, 12/07/01...................................       600          599,862
UBS Finance (DE), Inc.
    2.080%, 12/06/01...................................       600          599,897
United Parcel Service, Inc.
    2.060%, 12/03/01...................................       600          600,000
Windmill Funding Corp.
    2.100%, 12/06/01...................................       600          599,894
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $7,795,727)....................................                  7,796,624
                                                                       -----------
BONDS -- (21.8%)
Associates Corp. of North America Corporate Bonds
    6.730%, 03/27/03...................................       600          626,548
General Electric Capital Corp. Medium Term Notes
    7.500%, 06/05/03...................................       600          638,009
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Interamerican Development Bank Corporate Bonds
    7.000%, 06/16/03...................................     $ 600      $   637,911
Northern Trust Corp. Medium Term Notes
    6.625%, 10/01/03...................................       600          632,890
Ontario (Province of)
    7.375%, 01/27/03...................................       600          628,942
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................       700          714,093
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................       600          608,071
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    5.250%, 09/16/03...................................       600          622,334
                                                                       -----------
TOTAL BONDS
  (Cost $5,038,716)....................................                  5,108,798
                                                                       -----------
CERTIFICATES OF DEPOSIT -- (3.1%)
Bayerische Landesbank
    5.400%, 01/23/03
      (Cost $709,739)..................................       700          719,960
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (2.6%)
JP Morgan Chase & Co.
    ***2.380%, 12/06/01
      (Cost $600,218)..................................       600          600,180
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $510,400) to be
   repurchased at $502,084
   (Cost $502,000).....................................       502          502,000
                                                                       -----------
TOTAL INVESTMENTS -- (99.3%)
  (Cost $23,061,192)++.................................                $23,322,992
                                                                       -----------
OTHER ASSETS AND
  LIABILITIES -- (0.7%)
 Interest Receivable.................................................      172,893
 Other Liabilities in Excess of Other Assets.........................      (20,192)
                                                                       -----------
                                                                           152,701
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 2,218,541 Outstanding $.01 Par
  Value Shares (200,000,000 Shares Authorized).......................  $23,475,693
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............
                                                                       $     10.58
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of November 30, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $23,061,192.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2001

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (61.2%)
BONDS -- (54.0%)
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06...................................        500     $   517,500
Bank Netherland Gemeenten Medium Term Notes
    7.875%, 03/07/05...................................        500         553,665
British Columbia (Province of)
    4.625%, 10/03/06...................................        500         497,088
Citicorp, Inc. Corporate Bonds
    5.750%, 05/10/06...................................        500         516,435
Deutsche Augliechsbank Corporate Bonds
    7.000%, 06/23/05...................................        500         544,920
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05...................................        500         539,850
Electricite de France Medium Term Notes
    7.000%, 01/31/05...................................        500         537,500
Eli Lilly & Co. Medium Term Notes
    8.375%, 02/07/05...................................        500         560,200
European Investment Bank Medium Term Notes
    8.250%, 12/20/04...................................        500         559,300
General Electric Capital Corp. Corporate Bonds
    6.375%, 03/15/06...................................        500         532,679
Glaxo Wellcome, Inc. Medium Term Notes
    6.125%, 01/25/06...................................        500         525,750
Interamerican Development Bank Corporate Bonds
    6.500%, 10/20/04...................................        500         536,496
International Finance Corp. Medium Term Notes
    7.125%, 04/06/05...................................        500         548,550
Kimberly-Clark Worldwide Corporate Bonds
    10.000%, 03/15/05..................................        500         588,551
Landwirtschaft Rentenbank Corporate Bonds
    4.500%, 10/23/06...................................        500         493,088
Merck & Co., Inc. Corporate Bonds
    5.250%, 07/01/06...................................        500         513,102
Novartis Finance Corp. Medium Term Notes
    6.625%, 10/18/05...................................        500         535,000
Oesterreich Kontrollbank Corporate Bonds
    5.500%, 01/20/06...................................        500         522,240
Wal-Mart Stores, Inc. Corporate Bonds
    8.000%, 09/15/06...................................        500         568,525
Wells Fargo & Co. Corporate Bonds
    5.900%, 05/21/06...................................        500         521,123
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    7.000%, 01/27/05...................................        500     $   544,586
                                                                       -----------
TOTAL BONDS
  (Cost $11,161,755)...................................                 11,256,148
                                                                       -----------
AGENCY OBLIGATIONS -- (4.8%)
Federal Home Loan Bank
    5.250%, 08/15/06...................................        500         514,841
    4.125%, 11/15/06...................................        500         489,378
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $998,838)......................................                  1,004,219
                                                                       -----------
COMMERCIAL PAPER -- (2.4%)
Barton Capital Corp.
    2.000%, 12/07/01
    (Cost $499,833)....................................        500         499,886
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $12,660,426)...................................                 12,760,253
                                                                       -----------


                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
SWEDEN -- (9.6%)
BONDS -- (9.6%)
Denmark Kingdom
    5.375%, 09/15/03...................................      4,000         379,745
Kommuninvest
    5.875%, 01/15/04...................................      3,000         286,886
Landesbank Rheinland-Pfalz Giro
    5.500%, 07/20/06...................................      5,300         503,112
Oresundskonsortiet
    5.500%, 08/19/04...................................      4,000         379,298
Sweden (Kingdom of)
    3.500%, 04/20/06...................................      5,000         447,256
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $2,069,165)....................................                  1,996,297
                                                                       -----------
AUSTRALIA -- (7.9%)
BONDS -- (7.9%)
Eksportfinans ASA
    7.250%, 04/07/04...................................      1,000         547,006
New South Wales Treasury Corp.
    7.000%, 04/01/04...................................      1,000         545,965
Queensland Treasury Corp.
    8.000%, 05/14/03...................................      1,000         546,381
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $1,568,595)....................................                  1,639,352
                                                                       -----------
CANADA -- (6.7%)
BONDS -- (6.7%)
Canada (Government of)
    9.000%, 12/01/04...................................        800         582,025
Canada Mortgage and Housing
    6.250%, 12/01/05...................................        500         339,363
KFW International Finance, Inc.
    6.500%, 02/16/04...................................        700         473,550
                                                                       -----------
TOTAL -- CANADA
  (Cost $1,381,447)....................................                  1,394,938
                                                                       -----------

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
JAPAN -- (5.2%)
BONDS -- (5.2%)
Kansai International Airport Co., Ltd.
    1.300%, 07/29/04...................................    $37,000     $   307,743
Proctor & Gamble Co.
    1.500%, 12/07/05...................................     46,000         386,523
Toyota Motor Credit Corp.
    1.000%, 12/20/04...................................     47,000         389,046
                                                                       -----------
TOTAL -- JAPAN
  (Cost $1,189,788)....................................                  1,083,312
                                                                       -----------
UNITED KINGDOM -- (4.3%)
BONDS -- (4.3%)
Abbey National Treasury Services P.L.C.
    6.500%, 03/05/04...................................        300         441,437
Hypothekenbank In Essen AG
    6.875%, 11/12/04...................................        300         449,396
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $901,694)......................................                    890,833
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (2.8%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $618,460) to be
   repurchased at $608,101
   (Cost $608,000).....................................        608         608,000
                                                                       -----------
TOTAL INVESTMENTS -- (97.7%) (Cost $20,379,115)++......                $20,372,985
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (2.3%)
 Interest Receivable.................................................      442,720
 Other Assets in Excess of Other Liabilities.........................       36,183
                                                                       -----------
                                                                           478,903
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 1,954,530 Outstanding $0.01 Par
  Value Shares (50,000,000 Shares Authorized)........................  $20,851,888
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............  $     10.67
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
  ++  The cost for federal income tax purposes is $20,379,115.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                 VA SMALL          VA LARGE
                                                                   VALUE             VALUE
                                                                 PORTFOLIO         PORTFOLIO
                                                              ---------------   ---------------
ASSETS:
Investments at Value........................................    $   25,492        $   36,942
Collateral for Securities Loaned............................         1,220             1,306
Receivables:
  Dividends and Interest....................................            24                78
  Investment Securities Sold................................            46                --
Prepaid Expenses and Other Assets...........................            --                 1
                                                                ----------        ----------
    Total Assets............................................        26,782            38,327
                                                                ----------        ----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................         1,220             1,306
  Investment Securities Purchased...........................           413               366
  Fund Shares Redeemed......................................            20                 3
Accrued Expenses and Other Liabilities......................            14                18
                                                                ----------        ----------
    Total Liabilities.......................................         1,667             1,693
                                                                ----------        ----------

NET ASSETS..................................................    $   25,115        $   36,634
                                                                ==========        ==========

SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................     2,193,487         2,889,568
                                                                ==========        ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $    11.45        $    12.68
                                                                ==========        ==========

Investments at Cost.........................................    $   26,307        $   37,212
                                                                ==========        ==========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                              VA INTERNATIONAL   VA INTERNATIONAL
                                                                   VALUE              SMALL
                                                                 PORTFOLIO          PORTFOLIO
                                                              ----------------   ----------------
ASSETS:
Investment at Value.........................................     $   21,812         $   11,996
Collateral for Securities Loaned............................            270                463
Cash........................................................             --                 15
Receivables:
  Dividends and Interest....................................             74                 42
  Investment Securities Sold................................             22                 --
Prepaid Expenses and Other Assets...........................             --                  1
                                                                 ----------         ----------
    Total Assets............................................         22,178             12,517
                                                                 ----------         ----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................            270                463
  Investment Securities Purchased...........................            381                256
  Fund Shares Redeemed......................................            249                 --
Accrued Expenses and Other Liabilities......................             14                 15
                                                                 ----------         ----------
    Total Liabilities.......................................            914                734
                                                                 ----------         ----------

NET ASSETS..................................................     $   21,264         $   11,783
                                                                 ==========         ==========

SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................      2,252,824          1,840,257
                                                                 ==========         ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....     $     9.44         $     6.40
                                                                 ==========         ==========

Investments at Cost.........................................     $   25,130         $   16,749
                                                                 ==========         ==========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                                                            VA
                                                                   VA SMALL          VA LARGE          INTERNATIONAL
                                                                     VALUE             VALUE               VALUE
                                                                   PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                                   ---------         ---------         -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $53
    respectively)...........................................        $  246            $  583              $   514
  Interest..................................................            19                25                   24
  Income from Securities Lending............................            35                 2                   11
                                                                    ------            ------              -------
      Total Investment Income...............................           300               610                  549
                                                                    ------            ------              -------
EXPENSES
  Investment Advisory Services..............................           118                88                   86
  Accounting & Transfer Agent Fees..........................            24                36                   26
  Custodian Fees............................................             2                 3                   12
  Legal Fees................................................             1                 1                    1
  Audit Fees................................................             2                 2                    2
  Filing Fees...............................................             1                 2                    1
  Shareholders' Reports.....................................             3                11                    8
  Other.....................................................             1                 1                    1
                                                                    ------            ------              -------
      Total Expenses........................................           152               144                  137
                                                                    ------            ------              -------
  NET INVESTMENT INCOME (LOSS)..............................           148               466                  412
                                                                    ------            ------              -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....         1,499              (568)                  60
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................            --                --                   (4)
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............         3,281             2,112               (2,877)
      Translation of Foreign Currency Denominated Amounts...            --                --                    3
                                                                    ------            ------              -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................         4,780             1,544               (2,818)
                                                                    ------            ------              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $4,928            $2,010              $(2,406)
                                                                    ======            ======              =======

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                       VA
                                                                  INTERNATIONAL          VA SHORT-TERM          VA GLOBAL
                                                                      SMALL                  FIXED                 BOND
                                                                    PORTFOLIO              PORTFOLIO            PORTFOLIO
                                                                  -------------         ---------------         ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $36, $0 and $0
    respectively)...........................................         $   308                    --                    --
  Interest..................................................              15                $1,053                $  845
  Income from Securities Lending............................              16                    --                    --
                                                                     -------                ------                ------
      Total Investment Income...............................             339                 1,053                   845
                                                                     -------                ------                ------

EXPENSES
  Investment Advisory Services..............................              60                    55                    47
  Accounting & Transfer Agent Fees..........................              15                    11                    23
  Custodian Fees............................................              10                     2                     3
  Legal Fees................................................               1                     1                     1
  Audit Fees................................................               1                     2                     1
  Filing Fees...............................................               1                     1                     1
  Shareholders' Reports.....................................               4                     8                     3
  Other.....................................................              --                     3                     1
                                                                     -------                ------                ------
      Total Expenses........................................              92                    83                    80
                                                                     -------                ------                ------
  NET INVESTMENT INCOME (LOSS)..............................             247                   970                   765
                                                                     -------                ------                ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....              28                    24                   237
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................              (1)                   --                    25
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............          (1,013)                  284                   296
      Translation of Foreign Currency Denominated Amounts...               1                    --                   (10)
                                                                     -------                ------                ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................            (985)                  308                   548
                                                                     -------                ------                ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $  (738)               $1,278                $1,313
                                                                     =======                ======                ======

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                   VA SMALL VALUE PORTFOLIO                VA LARGE VALUE PORTFOLIO
                                                 -----------------------------           -----------------------------
                                                   YEAR                YEAR                YEAR                YEAR
                                                   ENDED               ENDED               ENDED               ENDED
                                                 NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,
                                                   2001                2000                2001                2000
                                                 ---------           ---------           ---------           ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........            $   148             $   171             $   466             $   624
  Net Realized Gain (Loss) on
    Investment Securities Sold........              1,499               3,204                (568)              2,220
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities........................              3,281              (2,088)              2,112              (2,350)
                                                  -------             -------             -------             -------

      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations....................              4,928               1,287               2,010                 494
                                                  -------             -------             -------             -------

Distributions From:
  Net Investment Income...............               (172)               (102)               (617)               (501)
  Net Realized Gains..................             (3,205)             (3,571)             (2,220)             (5,803)
                                                  -------             -------             -------             -------
      Total Distributions.............             (3,377)             (3,673)             (2,837)             (6,304)
                                                  -------             -------             -------             -------

Capital Share Transactions (1):
  Shares Issued.......................              4,548               4,126               8,825               6,339
  Shares Issued in Lieu of Cash
    Distributions.....................              3,377               3,673               2,837               6,304
  Shares Redeemed.....................             (3,493)             (5,369)             (4,597)             (8,719)
                                                  -------             -------             -------             -------

      Net Increase (Decrease) from
        Capital Share Transactions....              4,432               2,430               7,065               3,924
                                                  -------             -------             -------             -------

      Total Increase (Decrease).......              5,983                  44               6,238              (1,886)

NET ASSETS
  Beginning of Period.................             19,132              19,088              30,396              32,282
                                                  -------             -------             -------             -------
  End of Period.......................            $25,115             $19,132             $36,634             $30,396
                                                  =======             =======             =======             =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................                409                 365                 673                 503
   Shares Issued in Lieu of Cash
     Distributions....................                361                 357                 233                 502
   Shares Redeemed....................               (316)               (477)               (351)               (688)
                                                  -------             -------             -------             -------
                                                      454                 245                 555                 317
                                                  =======             =======             =======             =======

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      VA INTERNATIONAL                        VA INTERNATIONAL
                                                       VALUE PORTFOLIO                         SMALL PORTFOLIO
                                                -----------------------------           -----------------------------
                                                  YEAR                YEAR                YEAR                YEAR
                                                  ENDED               ENDED               ENDED               ENDED
                                                NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,
                                                  2001                2000                2001                2000
                                                ---------           ---------           ---------           ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......           $    412             $   383             $   247             $   247
  Net Realized Gain (Loss) on
    Investment Securities Sold.......                 60               1,180                  28                 982
  Net Realized Gain (Loss) on Foreign
    Currency Transactions............                 (4)                 (2)                 (1)                 --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency.......................             (2,877)             (1,918)             (1,013)             (1,768)
    Translation of Foreign Currency
      Denominated Amounts............                  3                  (3)                  1                  (1)
                                                --------             -------             -------             -------

      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations...................             (2,406)               (360)               (738)               (540)
                                                --------             -------             -------             -------

Distributions From:
  Net Investment Income..............               (403)               (396)               (302)               (299)
  Net Realized Gains.................             (1,176)             (1,643)               (937)               (157)
                                                --------             -------             -------             -------
      Total Distributions............             (1,579)             (2,039)             (1,239)               (456)
                                                --------             -------             -------             -------

Capital Share Transactions (1):
  Shares Issued......................             15,182               3,625               4,117               2,274
  Shares Issued in Lieu of Cash
    Distributions....................              1,579               2,039               1,239                 456
  Shares Redeemed....................            (12,544)             (5,850)             (2,963)             (3,675)
                                                --------             -------             -------             -------
      Net Increase (Decrease) from
        Capital Share Transactions...              4,217                (186)              2,393                (945)
                                                --------             -------             -------             -------

      Total Increase (Decrease)......                232              (2,585)                416              (1,941)

NET ASSETS
  Beginning of Period................             21,032              23,617              11,367              13,308
                                                --------             -------             -------             -------
  End of Period......................           $ 21,264             $21,032             $11,783             $11,367
                                                ========             =======             =======             =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.....................              1,557                 309                 617                 280
   Shares Issued in Lieu of Cash
     Distributions...................                145                 171                 179                  57
   Shares Redeemed...................             (1,284)               (500)               (444)               (451)
                                                --------             -------             -------             -------
                                                     418                 (20)                352                (114)
                                                ========             =======             =======             =======

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                         VA SHORT-TERM                             VA GLOBAL
                                                        FIXED PORTFOLIO                         BOND PORTFOLIO
                                                 -----------------------------           -----------------------------
                                                   YEAR                YEAR                YEAR                YEAR
                                                   ENDED               ENDED               ENDED               ENDED
                                                 NOV. 30,            NOV. 30,            NOV. 30,            NOV. 30,
                                                   2001                2000                2001                2000
                                                 ---------           ---------           ---------           ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........            $   970             $ 1,156             $   765             $   631
  Net Realized Gain (Loss) on
    Investment Securities Sold........                 24                  (5)                237                 (78)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions.............                 --                  --                  25                 550
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency........................                284                  78                 296                (178)
    Translation of Foreign Currency
      Denominated Amounts.............                 --                  --                 (10)                (77)
                                                  -------             -------             -------             -------

      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations....................              1,278               1,229               1,313                 848
                                                  -------             -------             -------             -------

Distributions From:
  Net Investment Income...............             (1,155)               (997)             (1,127)               (743)
  Net Realized Gains..................                 --                  --                  --                 (19)
                                                  -------             -------             -------             -------
      Total Distributions.............             (1,155)               (997)             (1,127)               (762)
                                                  -------             -------             -------             -------

Capital Share Transactions (1):
  Shares Issued.......................              5,232               5,737               6,528               5,394
  Shares Issued in Lieu of Cash
    Distributions.....................              1,155                 997               1,127                 762
  Shares Redeemed.....................             (3,443)             (8,692)             (3,226)             (3,158)
                                                  -------             -------             -------             -------

      Net Increase (Decrease) from
        Capital Share Transactions....              2,944              (1,958)              4,429               2,998
                                                  -------             -------             -------             -------

      Total Increase (Decrease).......              3,067              (1,726)              4,615               3,084

NET ASSETS
  Beginning of Period.................             20,409              22,135              16,237              13,153
                                                  -------             -------             -------             -------
  End of Period.......................            $23,476             $20,409             $20,852             $16,237
                                                  =======             =======             =======             =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................                507                 560                 633                 519
   Shares Issued in Lieu of Cash
     Distributions....................                116                 100                 113                  75
   Shares Redeemed....................               (332)               (855)               (311)               (305)
                                                  -------             -------             -------             -------
                                                      291                (195)                435                 289
                                                  =======             =======             =======             =======

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         VA SMALL VALUE PORTFOLIO
                           -----------------------------------------------------
                             YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                             2001       2000       1999       1998       1997
--------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period....   $ 11.01    $ 12.78    $ 13.11    $ 15.45    $ 11.75
                            -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...............      0.07       0.10       0.07       0.04       0.06
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      2.31       0.58       0.76      (1.27)      3.78
                            -------    -------    -------    -------    -------
    Total from Investment
      Operations.........      2.38       0.68       0.83      (1.23)      3.84
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income...............     (0.10)     (0.07)     (0.04)     (0.06)     (0.03)
  Net Realized Gains.....     (1.84)     (2.38)     (1.12)     (1.05)     (0.11)
                            -------    -------    -------    -------    -------
    Total
      Distributions......     (1.94)     (2.45)     (1.16)     (1.11)     (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of
  Period.................   $ 11.45    $ 11.01    $ 12.78    $ 13.11    $ 15.45
================================================================================
Total Return.............     25.51%      6.62%      7.10%     (8.45)%    33.02%
--------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $25,115    $19,132    $19,088    $17,832    $17,428
Ratio of Expenses to
  Average Net Assets.....      0.64%      0.68%      0.67%      0.70%      0.71%
Ratio of Net Investment
  Income to Average Net
  Assets.................      0.63%      0.86%      0.51%      0.32%      0.45%
Portfolio Turnover
  Rate...................        19%        42%        47%        23%        21%
--------------------------------------------------------------------------------

                                         VA LARGE VALUE PORTFOLIO
                           -----------------------------------------------------
                             YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                             2001       2000       1999       1998       1997
-------------------------
Net Asset Value,
  Beginning of Period....   $ 13.02    $ 16.00    $ 16.51    $ 16.08    $ 13.46
                            -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...............      0.16       0.27       0.25       0.24       0.24
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      0.72      (0.14)      0.38       1.47       3.07
                            -------    -------    -------    -------    -------
    Total from Investment
      Operations.........      0.88       0.13       0.63       1.71       3.31
-------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income...............     (0.27)     (0.25)     (0.07)     (0.24)     (0.23)
  Net Realized Gains.....     (0.95)     (2.86)     (1.07)     (1.04)     (0.46)
                            -------    -------    -------    -------    -------
    Total
      Distributions......     (1.22)     (3.11)     (1.14)     (1.28)     (0.69)
-------------------------
Net Asset Value, End of
  Period.................   $ 12.68    $ 13.02    $ 16.00    $ 16.51    $ 16.08
=========================
Total Return.............      7.15%      1.52%      4.24%     11.46%     25.72%
-------------------------
Net Assets, End of Period
  (thousands)............   $36,634    $30,396    $32,282    $30,187    $24,545
Ratio of Expenses to
  Average Net Assets.....      0.41%      0.45%      0.43%      0.46%      0.48%
Ratio of Net Investment
  Income to Average Net
  Assets.................      1.33%      2.02%      1.54%      1.49%      1.71%
Portfolio Turnover
  Rate...................        13%        29%        52%        23%        20%
-------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              VA INTERNATIONAL VALUE PORTFOLIO                       VA INTERNATIONAL SMALL PORTFOLIO
                    -----------------------------------------------------  -----------------------------------------------------
                      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period..........   $ 11.46    $ 12.73    $ 11.65    $ 10.87    $ 11.41    $  7.64    $  8.31    $  7.78    $  7.99     $10.48
                     -------    -------    -------    -------    -------    -------    -------    -------    -------     ------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income
    (Loss)........      0.20       0.12       0.20       0.19       0.17       0.17       0.15       0.12       0.11       0.09
  Net Gains
    (Losses) on
    Securities
    (Realized and
    Unrealized)...     (1.36)     (0.29)      1.66       0.91      (0.56)     (0.58)     (0.53)      1.04      (0.14)     (2.30)
                     -------    -------    -------    -------    -------    -------    -------    -------    -------     ------
    Total from
      Investment
     Operations...     (1.16)     (0.17)      1.86       1.10      (0.39)     (0.41)     (0.38)      1.16      (0.03)     (2.21)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income........     (0.22)     (0.21)     (0.21)     (0.18)     (0.10)     (0.20)     (0.19)     (0.13)     (0.09)     (0.06)
  Net Realized
    Gains.........     (0.64)     (0.89)     (0.57)     (0.14)     (0.05)     (0.63)     (0.10)     (0.50)     (0.09)     (0.22)
                     -------    -------    -------    -------    -------    -------    -------    -------    -------     ------
    Total
  Distributions...     (0.86)     (1.10)     (0.78)     (0.32)     (0.15)     (0.83)     (0.29)     (0.63)     (0.18)     (0.28)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period...   $  9.44    $ 11.46    $ 12.73    $ 11.65    $ 10.87    $  6.40    $  7.64    $  8.31    $  7.78     $ 7.99
================================================================================================================================
Total Return......    (11.12)%    (1.68)%    17.21%     10.43%     (3.45)%    (6.17)%    (4.81)%    16.44%     (0.23)%   (21.54)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).....   $21,264    $21,032    $23,617    $21,091    $17,610    $11,783    $11,367    $13,308    $12,748     $9,884
Ratio of Expenses
  to Average Net
  Assets..........      0.64%      0.66%      0.65%      0.68%      0.76%      0.77%      0.80%      0.79%      0.90%      0.99%
Ratio of Net
  Investment
  Income to
  Average Net
  Assets..........      1.92%      1.71%      1.70%      1.63%      1.83%      2.07%      1.95%      1.53%      1.56%      1.32%
Portfolio Turnover
  Rate............         8%         7%        20%        27%         8%         8%        12%        14%        21%         9%
--------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       VA SHORT-TERM FIXED PORTFOLIO
                           -----------------------------------------------------
                             YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                             2001       2000       1999       1998       1997
--------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period....   $ 10.58    $ 10.42    $ 10.09    $ 10.08    $ 10.08
                            -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...............      0.45       0.59       0.46       0.53       0.53
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      0.15       0.04      (0.02)      0.02         --
                            -------    -------    -------    -------    -------
    Total from Investment
      Operations.........      0.60       0.63       0.44       0.55       0.53
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income...............     (0.60)     (0.47)     (0.10)     (0.53)     (0.53)
  Net Realized Gains.....        --         --      (0.01)     (0.01)        --
  Tax Return of
    Capital..............        --         --         --         --         --
                            -------    -------    -------    -------    -------
    Total
      Distributions......     (0.60)     (0.47)     (0.11)     (0.54)     (0.53)
--------------------------------------------------------------------------------
Net Asset Value, End of
  Period.................   $ 10.58    $ 10.58    $ 10.42    $ 10.09    $ 10.08
================================================================================
Total Return.............      6.02%      6.30%      4.39%      5.54%      5.46%
--------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)............   $23,476    $20,409    $22,135    $18,467    $15,136
Ratio of Expenses to
  Average Net Assets.....      0.38%      0.40%      0.40%      0.41%      0.43%
Ratio of Net Investment
  Income to Average Net
  Assets.................      4.40%      5.72%      4.91%      5.24%      5.44%
Portfolio Turnover
  Rate...................        71%        33%        30%        50%        73%
--------------------------------------------------------------------------------

                                         VA GLOBAL BOND PORTFOLIO
                           -----------------------------------------------------
                             YEAR       YEAR       YEAR       YEAR       YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                             2001       2000       1999       1998       1997
-------------------------
Net Asset Value,
  Beginning of Period....   $ 10.68    $ 10.69    $ 10.30    $ 10.69     $11.14
                            -------    -------    -------    -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...............      0.41       0.78       0.36       0.52       0.42
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      0.32      (0.18)      0.04       0.30       0.34
                            -------    -------    -------    -------     ------
    Total from Investment
      Operations.........      0.73       0.60       0.40       0.82       0.76
-------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income...............     (0.74)     (0.59)     (0.01)     (1.14)     (0.94)
  Net Realized Gains.....        --      (0.02)        --      (0.04)     (0.27)
  Tax Return of
    Capital..............        --         --         --      (0.03)        --
                            -------    -------    -------    -------     ------
    Total
      Distributions......     (0.74)     (0.61)     (0.01)     (1.21)     (1.21)
-------------------------
Net Asset Value, End of
  Period.................   $ 10.67    $ 10.68    $ 10.69    $ 10.30     $10.69
=========================
Total Return.............      7.29%      5.89%      3.85%      8.44%      7.58%
-------------------------
Net Assets, End of Period
  (thousands)............   $20,852    $16,237    $13,153    $10,483     $7,073
Ratio of Expenses to
  Average Net Assets.....      0.43%      0.47%      0.49%      0.57%      0.65%
Ratio of Net Investment
  Income to Average Net
  Assets.................      4.09%      4.35%      3.74%      3.65%      4.09%
Portfolio Turnover
  Rate...................       159%        85%        44%        37%        58%
-------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-nine portfolios, six of which (the "VA Portfolios") are included in this report. Twenty-nine portfolios are presented in separate reports, and four have not commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by VA Small Value Portfolio and VA
Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2.  FOREIGN CURRENCY:   Securities and other assets and liabilities of the
International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3.  INCOME TAXES:   It is the VA Portfolios' intention to continue to
qualify as regulated investment companies and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital of the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the year ended November 30, 2001, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio....................................      0.50 of 1%
VA Large Value Portfolio....................................      0.25 of 1%
VA International Value Portfolio............................      0.40 of 1%
VA International Small Portfolio............................      0.50 of 1%
VA Short-Term Fixed Portfolio...............................      0.25 of 1%
VA Global Bond Portfolio....................................      0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the VA Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                                --------------------
                                                                PURCHASE     SALES
                                                                ---------   --------
VA Small Value Portfolio....................................     $ 5,240    $ 4,478
VA Large Value Portfolio....................................       8,484      4,325
VA International Value Portfolio............................       4,320      1,650
VA International Small Portfolio............................       2,229        971
VA Short-Term Fixed Portfolio...............................      16,640      7,649
VA Global Bond Portfolio....................................      27,208     18,010

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
VA Small Value Portfolio....................................       $5,882             $(6,697)      $  (815)
VA Large Value Portfolio....................................        5,058              (5,328)         (270)
VA International Value Portfolio............................        2,405              (5,752)       (3,347)
VA International Small Portfolio............................        1,141              (5,932)       (4,791)
VA Short-Term Fixed Portfolio...............................          264                  (2)          262
VA Global Bond Portfolio....................................           88                 (94)           (6)

    At November 30, 2001, the VA Large Value Portfolio had a capital loss carryforward for federal income tax purposes of approximately $569,000 which expires on November 30, 2009.

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The VA Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2001, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain or loss is reflected in the accompanying financial statements:

                                                                                                  UNREALIZED
                                                                                                    FOREIGN
     EXPIRATION                                                 CONTRACT          VALUE AT         EXCHANGE
        DATE                        CURRENCY SOLD                AMOUNT      NOVEMBER 30, 2001    GAIN (LOSS)
---------------------   -------------------------------------  -----------   ------------------   -----------
      12/17/01          134,165,518    Japanese Yen            $1,105,339        $1,090,837         $14,502
      12/17/01           22,056,445    Swedish Krona            2,073,305         2,062,655          10,650
      12/17/01              647,370    British Pound              932,051           922,364           9,687
      12/28/01            3,215,589    Australian Dollar        1,677,284         1,669,595           7,689
      12/28/01            2,232,940    Canadian Dollar          1,412,695         1,420,789          (8,094)
                                                               ----------        ----------         -------
                                                               $7,200,674        $7,166,240         $34,434
                                                               ==========        ==========         =======

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001 borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED       NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                             AVERAGE     AVERAGE LOAN       DAYS        EXPENSE   BORROWED DURING
                                          INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                          -------------  -------------  -------------  ---------  ---------------
VA Large Value Portfolio................      6.99%      $    208,294        17        $    688       $ 452,000
VA International Value Portfolio........      4.51%           158,000        2               40         303,000

    There were no outstanding borrowings under the line of credit at November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the VA International Value Portfolio, VA International Small Portfolio, and the VA Global Bond Portfolio with an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

H. COMPONENTS OF NET ASSETS:

    At November 30, 2001 net assets consisted of (amounts in thousands):

                                                             VA SMALL        VA LARGE      VA INTERNATIONAL
                                                               VALUE           VALUE            VALUE
                                                             PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                           -------------   -------------   ----------------
Paid-In Capital..........................................     $24,301         $37,019          $24,151
Accumulated Net Investment Income (Loss).................         132             454              280
Accumulated Net Realized Gain (Loss).....................       1,497            (569)             156
Accumulated Net Realized Foreign Exchange Gain (Loss)....          --              --               (4)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency........................        (815)           (270)          (3,317)
Unrealized Net Foreign Exchange Gain (Loss)..............          --              --               (2)
                                                              -------         -------          -------
                                                              $25,115         $36,634          $21,264
                                                              =======         =======          =======

                                                           VA INTERNATIONAL   VA SHORT-TERM     VA GLOBAL
                                                                SMALL             FIXED           BOND
                                                              PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                           ----------------   -------------   -------------
Paid-In Capital..........................................      $16,321           $22,367         $19,946
Accumulated Net Investment Income (Loss).................          (75)              834             697
Accumulated Net Realized Gain (Loss).....................          291                13             157
Accumulated Net Realized Foreign Exchange Gain (Loss)....           (1)               --              25
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency........................       (4,752)              262              (6)
Unrealized Net Foreign Exchange Gain (Loss)..............           (1)               --              33
                                                               -------           -------         -------
                                                               $11,783           $23,476         $20,852
                                                               =======           =======         =======

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase, UBS Warburg and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each VA Portfolio and the value of collateral on overnight repurchase agreements at November 30, 2001 was as follows:

                                                         MARKET VALUE          VALUE OF          COLLATERAL ON
                                                         OF SECURITIES      COLLATERAL AND        REPURCHASE
                                                            ON LOAN         INDEMNIFICATION       AGREEMENTS
                                                         -------------      ---------------      -------------
VA Small Value Portfolio...........................       $  506,552          $1,219,968           $1,245,040
VA Large Value Portfolio...........................        1,227,112           1,305,500            1,332,329
VA International Value Portfolio...................          251,454             270,292              296,684
VA International Small Portfolio...................          433,007             463,321              506,376

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
               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE VA PORTFOLIOS AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio, and the statements of net assets of VA Short-Term Fixed Portfolio and VA Global Bond Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "VA Portfolios") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VA Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

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